As filed with the Securities and Exchange Commission on July 27, 2009

                                            Securities Act File No. 333-160124

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [X] Pre-Effective Amendment No.__1___
                      [ ] Post-Effective Amendment No._____

                        (Check appropriate box or boxes)

                        FRANKLIN NEW YORK TAX-FREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                  (Registrant's Area Code and Telephone Number)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                    (Address of Principal Executive Offices)
                     (Number, Street, City, State, Zip Code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Name and Address of Agent for Service of Process)
                     (Number, Street, City, State, Zip Code)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement is declared effective.

Title of securities being registered: Class A, Class C and Advisor Class shares of beneficial interest, without par value, of Franklin New York
Intermediate-Term Tax-Free Income Fund. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), may determine.


                   HSBC INVESTOR CORE PLUS FIXED INCOME FUND
             HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
                   HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
                    (each a Series of HSBC Investor Funds)

              HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR)
                    (a Series of HSBC Advisor Funds Trust)

                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035
                                1-800-782-8183

July 29, 2009

Dear Shareholder:

I am writing to let you know that special meetings of the shareholders of the HSBC Investor Core Plus Fixed Income, HSBC Investor Core Plus Fixed Income
Fund (Advisor), HSBC Investor Intermediate Duration Fixed Income and HSBC Investor New York Tax-Free Bond Funds (each a "Target Fund" and collectively, the "Target Funds") will be held on August 27, 2009. The purpose of the meetings is to vote on proposals to reorganize each Target Fund into certain funds (each an "Acquiring Fund" and collectively, the "Acquiring Funds") managed by Franklin Advisers, Inc. that are part of the Franklin Templeton family of funds. If you are a shareholder of record in one or more of the Target Funds as of the close of business on July 10, 2009, you have the opportunity to vote on the proposal(s) that affect your Target Fund(s). This package contains information about the proposals and the materials to use when casting your vote. The following table shows the Target Funds and the corresponding Acquiring Funds, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Target Fund:

---------------------------------------------------------------------
TARGET FUND                        ACQUIRING FUND
---------------------------------------------------------------------
HSBC Investor Core Plus Fixed      Franklin Total Return Fund
Income Fund
---------------------------------------------------------------------
   Class A                            Class A
---------------------------------------------------------------------
   Class B                            Class A
---------------------------------------------------------------------
   Class C                            Class C
---------------------------------------------------------------------
HSBC Investor Core Plus Fixed      Franklin Total Return Fund
Income Fund (Advisor)
---------------------------------------------------------------------
   Class I                            Advisor Class
---------------------------------------------------------------------
HSBC Investor Intermediate         Franklin Total Return Fund
Duration Fixed Income Fund
---------------------------------------------------------------------
   Class A                            Class A
---------------------------------------------------------------------
   Class B                            Class A
---------------------------------------------------------------------
   Class C                            Class C
---------------------------------------------------------------------
   Class I                            Advisor Class
---------------------------------------------------------------------
HSBC Investor New York Tax-Free    Franklin New York
Bond Fund                          Intermediate-Term Tax-Free
                                   Income Fund
---------------------------------------------------------------------
   Class A                            Class A
---------------------------------------------------------------------
   Class B                            Class A
---------------------------------------------------------------------
   Class C                            Class C
---------------------------------------------------------------------
   Class I                            Advisor Class
---------------------------------------------------------------------

Each  proposal  has been  carefully  reviewed  by the Boards of Trustees of the
HSBC Investor Funds and HSBC Advisor Funds Trust (together, the "Board of Trustees"). In light of the decision of HSBC Global Asset Management (USA) Inc. ("AMUS"), the investment adviser for the Target Funds, to exit the business of advising fixed income investment companies in the United States (other than money market funds) and the small asset size of the Target Funds, the Board of Trustees believes that on a long-term basis the Target Funds may not continue to be a competitive investment option. The Target Funds currently possess assets that are below critical mass and are not generating economies of scale. After reviewing AMUS's decision, the Board determined that the best course of action was to seek to reorganize each Target Fund into another fund with similar investment objectives and policies.

The Trustees recommend that you vote for the proposed reorganizations. Should a reorganization be approved by shareholders of a Target Fund and other conditions to the reorganization be satisfied, your current shares in that Target Fund will be exchanged for shares of the corresponding Acquiring Fund even if the reorganizations of the other Target Funds are not approved or effected. More information on the specific details of and reasons for your Target Fund's reorganization is contained in the enclosed combined Prospectus/Proxy Statement.

Although we are disappointed that the Target Funds have not grown sufficiently in size to allow them to continue to be competitive long-term investment vehicles, we believe that shareholders will be well served by the proposed reorganizations, which will allow them to remain invested in similar funds.

Please read the enclosed  materials  carefully  and cast your vote on the proxy
card(s).   Please  vote  your   shares   promptly.   YOUR  VOTE  IS   EXTREMELY
IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

VOTING IS QUICK AND EASY. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card(s) before mailing it (them) in the postage-paid envelope. You may also vote your shares by touch-tone telephone. Simply call the toll-free number on your proxy card(s), enter the control number found on the card(s), and follow the recorded instructions. If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Computershare Limited, reminding you to vote. If you have any questions before you vote, please call AMUS at 1-800-782-8183. Thank you for your participation in this important initiative.

Sincerely,



Richard Fabietti
President
HSBC Investor Funds
HSBC Advisor Funds Trust



                   HSBC INVESTOR CORE PLUS FIXED INCOME FUND
             HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
                   HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
                    (each a Series of HSBC Investor Funds)

              HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR)
                    (a Series of HSBC Advisor Funds Trust)

                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035
                                1-800-782-8183

                  NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                         TO BE HELD ON AUGUST 27, 2009

To Our Shareholders:

Notice is hereby given that special meetings of shareholders of the HSBC Investor Core Plus Fixed Income Fund, the HSBC Investor Core Plus Fixed Income Fund (Advisor), the HSBC Investor Intermediate Duration Fixed Income Fund and the HSBC Investor New York Tax-Free Bond Fund (each a "Target Fund" and collectively the "Target Funds") will be held at the offices of Citi Fund Services Ohio, Inc. at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on August 27, 2009 at 10:00 a.m., Eastern Time (the "Meeting"). The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

      PROPOSAL 1(A). FOR CLASS A, CLASS B AND CLASS C SHAREHOLDERS OF THE HSBC INVESTOR CORE PLUS FIXED INCOME FUND ONLY. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of substantially all of the assets of the HSBC Investor Core Plus Fixed Income Fund, a series of HSBC Investor Funds, to the Franklin Total Return Fund (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and Class C shares of beneficial interest of the Franklin Total Return Fund, and (ii) distribution of such shares to Class A, Class B, and Class C shareholders of the HSBC Investor Core Plus Fixed Income Fund in connection with its liquidation.

      PROPOSAL 1(B). FOR SHAREHOLDERS OF THE HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR) ONLY. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of substantially all of the assets of the HSBC Investor Core Plus Fixed Income Fund (Advisor), a series of HSBC Advisor Funds Trust, to the Franklin Total Return Fund (subject to the retention of certain assets to discharge liabilities) in exchange solely for Advisor Class shares of beneficial interest of the Franklin Total Return Fund, and (ii) distribution of such shares to shareholders of the HSBC Investor
      Core Plus Fixed Income Fund (Advisor) in connection with its liquidation.

      PROPOSAL 2. FOR SHAREHOLDERS OF THE HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND ONLY. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of substantially all of the assets of the HSBC Investor Intermediate Duration Fixed Income Fund to the Franklin Total Return Fund (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and C and Advisor Class shares of beneficial interest of the Franklin Total Return Fund, and (ii) distribution of such shares to shareholders of the HSBC Investor Intermediate Duration Fixed Income Fund in connection with its liquidation.

      PROPOSAL 3. FOR SHAREHOLDERS OF THE HSBC INVESTOR NEW YORK TAX-FREE BOND FUND ONLY. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of substantially all of the assets of the HSBC Investor New York Tax-Free Bond Fund to
      the  Franklin  New  York  Intermediate-Term   Tax-Free  Income  Fund
      (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and C and Advisor Class shares of beneficial interest of the Franklin New York Intermediate-Term Tax-Free Income Fund, and (ii) distribution of such shares to shareholders of the HSBC Investor New York Tax-Free Bond Fund in connection with its liquidation.

It is not  anticipated  that  any  matters  other  than the  approval  of these proposals will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in this Prospectus/Proxy Statement. Shareholders of record of each Target Fund at the close of business on July 10, 2009, are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting. Shareholders are requested and encouraged to complete, date and sign each enclosed proxy card and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone, please refer to the enclosed proxy card. If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy. If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions. Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposals.

Each of the enclosed proxies is being solicited on behalf of the Boards of Trustees of the HSBC Investor Funds and HSBC Advisor Funds Trust (together the "Board of Trustees").

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE TARGET FUNDS VOTE FOR THE PROPOSALS.

By order of the Board of Trustees


Jennifer A.  English
Secretary
HSBC Investor Funds
HSBC Advisor Funds Trust

July 29, 2009



YOUR VOTE IS IMPORTANT - PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person. Any shareholder who does not expect to attend the Meeting in person is urged to vote using the touch-tone telephone instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears in the registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

          REGISTRATION                    VALID SIGNATURE
          A.  1)  ABC Corp.               John Smith, Treasurer
              2)  ABC Corp.               John Smith, Treasurer
                  c/o John Smith,
                  Treasurer
          B.  1)  ABC Corp.  Profit       Ann B.  Collins, Trustee
                  Sharing Plan
              2)  ABC Trust               Ann B.  Collins, Trustee
              3)  Ann B.  Collins,        Ann B.  Collins, Trustee
                  Trustee
                  u/t/d 12/28/78
          C.  Anthony B.  Craft, Cust.    Anthony B.  Craft
              f/b/o Anthony B. Craft,
              Jr.
              UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.  Read the Prospectus/Proxy Statement, and have your proxy card handy.

2.  Call the toll-free number indicated on your proxy card.

3.  Enter the number found in the shaded box on the front of your proxy card.

4.  Follow the recorded instructions to cast your vote.



                      COMBINED PROSPECTUS/PROXY STATEMENT
                              DATED JULY 27, 2009

               ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
                   HSBC INVESTOR CORE PLUS FIXED INCOME FUND
              HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR)
             HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

                       BY AND IN EXCHANGE FOR SHARES OF
                          FRANKLIN TOTAL RETURN FUND

                                      AND

               ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
                   HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

                       BY AND IN EXCHANGE FOR SHARES OF
           FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

This Prospectus/Proxy Statement solicits proxies to be voted at special meetings of shareholders (the "Meeting") of HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor), HSBC Investor Intermediate Duration Fixed Income Fund, and HSBC Investor New York Tax-Free Bond Fund (each a "Fund" or a "Target Fund" and collectively the "Target Funds").

The Intermediate Duration Fixed Income Fund and the New York Tax-Free Bond Fund are each a series of HSBC Investor Funds. There are two series named Core Plus Fixed Income Fund, one of HSBC Investor Funds offering Class A, B and C shares and one of HSBC Advisor Funds Trust offering Class I shares. Each of these series invests all of its investable assets in the same underlying fund in a master-feeder structure (the "Underlying Portfolio"). The series, Core Plus Fixed Income Fund of HSBC Advisor Funds Trust, is referred to in this Prospectus/Proxy Statement as Core Plus Fixed Income Fund (Advisor) to differentiate the Funds.

At each Meeting, shareholders of the Target Fund will be asked to approve an Agreement and Plan of Reorganization (the "Plan") relating to the reorganization of each Target Fund into the corresponding fund (an "Acquiring Fund") advised by Franklin Advisers, Inc., as described more fully in the Plan (each such reorganization, a "Reorganization" and together, the "Reorganizations").

The following table outlines the proposed Reorganizations, as well as the Acquiring Fund shares the shareholders of the Target Fund will receive if a proposed Reorganization is approved:

----------------------------------------------------------------------
             TARGET FUND                      ACQUIRING FUND
----------------------------------------------------------------------
Proposal     HSBC Investor Core Plus Fixed    Franklin Total Return
1(A)         Income Fund                      Fund
----------------------------------------------------------------------
                Class A Shares                   Class A Shares
----------------------------------------------------------------------
                Class B Shares                   Class A Shares
----------------------------------------------------------------------
                Class C Shares                   Class C Shares
----------------------------------------------------------------------

----------------------------------------------------------------------
Proposal     HSBC Investor Core Plus Fixed    Franklin Total Return
1(B)         Income Fund (Advisor)            Fund
----------------------------------------------------------------------
                Class I Shares                   Advisor Class Shares
----------------------------------------------------------------------

----------------------------------------------------------------------
Proposal 2   HSBC Investor Intermediate       Franklin Total Return
             Duration Fixed Income Fund       Fund
----------------------------------------------------------------------
                Class A Shares                   Class A Shares
----------------------------------------------------------------------
                Class B Shares                   Class A Shares
----------------------------------------------------------------------
                Class C Shares                   Class C Shares
----------------------------------------------------------------------
                Class I Shares                   Advisor Class Shares
----------------------------------------------------------------------

----------------------------------------------------------------------
Proposal 3   HSBC Investor New York Tax-Free  Franklin New York
             Bond Fund                        Intermediate-Term
                                              Tax-Free Income Fund
----------------------------------------------------------------------
                Class A Shares                   Class A Shares
----------------------------------------------------------------------
                Class B Shares                   Class A Shares
----------------------------------------------------------------------
                Class C Shares                   Class C Shares
----------------------------------------------------------------------
                Class I Shares                   Advisor Class Shares
----------------------------------------------------------------------

The principal offices of the Target Funds are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035 and can be reached by calling 1-800-782-8183. The principal offices of the Acquiring Funds are located at One Franklin Parkway, San Mateo, CA 94403-1906 and can be reached by calling 1-800-342-5236.

The Meeting will be held at the offices of Citi Fund Services Ohio, Inc. at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on August 27, 2009 at 10:00 a.m., Eastern Time. The Boards of Trustees of HSBC Investor Funds and HSBC Advisor Funds Trust (together, the "Board of Trustees"), on behalf of each Target Fund, are soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about July 29, 2009.

If you are a shareholder of a Target Fund whose shareholders vote to approve the Plan on behalf of that Target Fund, you will receive Acquiring Fund shares having an aggregate net asset value ("NAV") equivalent to the aggregate NAV of your investment in that Target Fund as of the time of the Reorganization, as determined pursuant to the Plan. That Target Fund will then be liquidated and dissolved. Though shareholders of each Target Fund are voting on a Reorganization, no Reorganization is dependent on any other Reorganization, and the Plan represents a separate transaction for each separate Target Fund and its corresponding Acquiring Fund.

This Prospectus/Proxy Statement includes information about the proposed Reorganizations and the Acquiring Funds that you should know before voting on the Plan with respect to your Target Fund. You should retain this Prospectus/Proxy Statement for future reference. Additional information about the Acquiring Funds and the proposed Reorganizations has been filed with the U.S. Securities and Exchange Commission (the "SEC") and can be found in the following documents and are incorporated into this Prospectus/Proxy Statement by reference:

     o The Prospectus of the Franklin Total Return Fund dated March 1, 2009, as supplemented and amended to date (the "Franklin Total Return Fund Prospectus"), which is enclosed herewith and is incorporated herein by reference;

     o The Prospectus of the Franklin New York Intermediate-Term Tax-Free Income Fund dated February 1, 2009, as supplemented and amended to date (the "Franklin New York Intermediate-Term Tax-Free Income Fund Prospectus"), which is enclosed herewith and is incorporated herein by reference;

     o The Prospectus of each Target Fund dated February 27, 2009, as supplemented and amended to date (the "Target Funds Prospectus"), which is incorporated herein by reference; and

     o A Statement of Additional Information ("SAI") dated July 27, 2009, relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is incorporated herein by reference.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Acquiring Funds' Statements of Additional Information or annual or semiannual reports without charge by calling 1-800/DIAL BEN(R) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

You can obtain copies of a Target Fund's current Prospectus, Statement of Additional Information, or annual or semiannual reports without charge by contacting the Funds at 1-800-782-8183.

THE  SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR   PASSED   UPON   THE   ADEQUACY   OF  THIS   PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                               TABLE OF CONTENTS

OVERVIEW

PROPOSALS 1(A) AND 1(B)
Reorganizations of HSBC Investor Core Plus Fixed Income Fund and HSBC
Investor Core Plus Fixed Income Fund (Advisor) into Franklin Total Return Fund Summary of the Proposals
Comparison of Investment Objectives/Goals and Strategies
Comparison of Principal Risks
Comparative Fee Tables
Expense Example
Comparison of Fund Performance
Acquiring Fund Performance
Key Differences in Rights of Target Fund and Acquiring Fund Shareholders Proposal 1(A)
Proposal 1(B)

PROPOSAL 2
Reorganization of HSBC Investor Intermediate Duration Fixed Income Fund into Franklin Total Return Fund
The Proposal
Comparison of Investment Objectives/Goals and Strategies
Comparison of Principal Risks
Comparative Fee Tables
Expense Example
Comparison of Fund Performance
Acquiring Fund Performance
Key Differences in Rights of Target Fund and Acquiring Fund Shareholders

PROPOSAL 3
Reorganization of HSBC Investor New York Tax-Free Bond Fund into Franklin New York Intermediate-Term Tax-Free Income Fund
The Proposal
Comparison of Investment Objectives/Goals and Strategies
Comparison of Principal Risks
Comparative Fee Tables
Expense Example
Comparison of Fund Performance
Acquiring Fund Performance
Key Differences in Rights of Target Fund and Acquiring Fund Shareholders

THE PROPOSED REORGANIZATIONS

ADDITIONAL INFORMATION ABOUT THE FUNDS

VOTING INFORMATION

ATTACHMENTS



                                   OVERVIEW

This is a summary of information contained elsewhere in this Prospectus/Proxy Statement, as well as the Plan, the Prospectuses of the Acquiring Funds and the Target Funds, and the SAI for this Prospectus/Proxy Statement, all of which are incorporated herein by reference. Shareholders should read the entire Prospectus/Proxy Statement and the Prospectuses of the Acquiring Funds (which are included herewith) carefully for more complete information.

WHAT PROPOSAL(S) AM I BEING ASKED TO VOTE ON?

As a Target Fund shareholder, you are being asked to vote on a Reorganization. A Reorganization consists of the transfer by the Target Fund of substantially all of its assets, except for assets in an amount deemed necessary to discharge the Target Fund's liabilities, to a corresponding
Acquiring Fund in exchange for shares of that Acquiring Fund having a value equal to the net assets of the Target Fund, as determined pursuant to the
Plan. These Acquiring Fund shares will be issued to the Target Fund shareholders as part of the liquidation of the Target Fund. Shareholders of a share class of a Target Fund would receive their pro rata portion of the shares of the applicable class of the corresponding Acquiring Fund as of the time the Reorganization occurs. Each Reorganization is currently scheduled to take place as of 4:00 p.m., Eastern Time, on August 28, 2009, or such other date and time as the parties may agree (the "Closing Date").

WHY ARE THE REORGANIZATIONS BEING PROPOSED?

During 2008, HSBC Global Asset Management (USA) Inc. ("AMUS"), the investment adviser to the Target Funds, informed the Board of Trustees that it intends to exit the business of advising fixed income investment companies in the United States (other than money market funds) in light of a number of factors, including the Target Funds' small size and limited sales projections.

AMUS and the Board of Trustees engaged in discussions regarding alternatives for the Target Funds, including the Reorganizations, that would allow AMUS and Halbis Capital Management (USA) Inc., the investment sub-adviser for the Target Funds, to exit this business while simultaneously providing benefits to shareholders of the Target Funds, such as tax-free exchanges of shares with other mutual funds. At the conclusion of this process, AMUS proposed that the Board of Trustees approve the Reorganizations, as opposed to other alternatives, in light of a number of factors, including the strength and reputation of Franklin Advisers, Inc., the investment advisor of the Acquiring Funds.

In considering whether to approve the Reorganizations and to recommend approval of the Reorganizations to the shareholders of the Target Funds, the Trustees considered, among other things:

     o    The terms and conditions of the Plan;

     o    The  relative   compatibility  of  investment   objectives/goals   and
          restrictions and principal investment policies of the Acquiring Funds with those of the Target Funds;

     o    The relative past  performance  of the Acquiring  Funds and the Target
          Funds;

     o    The anticipated effect of the  Reorganizations on the fees and expense
          ratios   experienced  by  Target  Fund  shareholders  if  they  become shareholders of the Acquiring Funds;

     o The capabilities, practices and resources of the management of Franklin Advisers, Inc. and its affiliates in managing the Acquiring Funds;

     o The anticipated federal income tax treatment of the Reorganizations and tax consequences to the Target Funds and their shareholders;

     o Anticipated dispositions of portfolio securities in connection with the Reorganizations;

     o The costs incurred in connection with the Reorganizations, and the payment of certain of the expenses of the Reorganizations by Franklin Advisers, Inc., AMUS or entities under common ownership with Franklin Advisers, Inc. or AMUS;

     o Alternatives to the proposed Reorganizations, including liquidation of the Target Funds, and the viability of the Target Funds absent approval of the proposed Reorganizations;

     o Whether shareholders of the Target Funds are expected to experience any dilution as a result of the Reorganizations; and

     o    Benefits to and recommendation of AMUS.

Upon concluding these considerations, the Board of Trustees determined that each Reorganization is in the best interests of the corresponding Target Fund and its shareholders and unanimously approved each Reorganization, subject to shareholder approval.

For more information regarding the factors considered by the Trustees, please refer to the "The Proposed Reorganizations - Reasons for the Reorganizations and Trustees' Considerations" section below.

HOW WOULD A REORGANIZATION BENEFIT SHAREHOLDERS OF A TARGET FUND?

Among other features, a Reorganization would offer shareholders of a Target Fund the opportunity to invest in a larger combined portfolio that has similar investment goals and principal investment strategies. Shareholders also will benefit from a tax-free exchange (except with respect to any anticipated capital gain distributions) of their Target Fund shares for Acquiring Fund shares. Shareholders of a Target Fund will also benefit from the ability to exchange their Acquiring Fund shares into other Franklin Templeton funds that offer a wide variety of investment goals and strategies.

Franklin Advisers, Inc. is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Resources, Inc. has more than $421 billion in assets under management as of April 30, 2009. The scale of the fund complex, the investment options and strategies that will be available to Target Fund shareholders, and the shareholder services offered, together with Franklin Advisers, Inc.'s demonstrated long-term success in providing sound investment management expertise, provide Target Fund shareholders with potentially attractive alternatives to the benefits historically received from AMUS.

WHO BEARS THE EXPENSES ASSOCIATED WITH THE REORGANIZATIONS?

Franklin Advisers, Inc. and AMUS have agreed to bear or arrange for an entity under common ownership to bear expenses incurred in connection with the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of each of the Target Funds all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations. However, both the Target Funds and the Acquiring Funds may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations.

IS  A  REORGANIZATION  CONSIDERED  A  TAXABLE  EVENT  FOR  FEDERAL  INCOME  TAX
PURPOSES?

As a condition to each Reorganization, each participating Target Fund and its corresponding Acquiring Fund will receive an opinion of counsel substantially to the effect that, on the basis of certain assumptions made and representations to be made on behalf of the Target Fund and the Acquiring Fund, the existing provisions of the Internal Revenue Code ("Code"), Treasury regulations promulgated thereunder, administrative positions of the Internal Revenue Service, and judicial decisions, for federal income tax purposes:

     o the Reorganization, as set forth in the Plan, will constitute a tax-free reorganization under section 368(a) of the Code;

     o no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Target Fund's assets solely in exchange for shares of the Acquiring Fund;

     o no gain or loss will be recognized by the Target Fund upon transfer of the assets of the Target Fund to the corresponding Acquiring Fund solely in exchange for shares of the Acquiring Fund or upon the distribution of the shares of the Acquiring Fund to the Target Fund shareholders in exchange for their shares of the Target Fund;

     o no gain or loss will be recognized by shareholders of the Target Fund upon exchange of their shares for shares of the Acquiring Fund in the Reorganization;

     o the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund held by such shareholder as of the time of the Reorganization;

     o the holding period of the Acquiring Fund shares received by each shareholder of the Target Fund pursuant to the Reorganization will include the period during which shares of the Target Fund exchanged therefor were held by such shareholder, provided the shares of the Target Fund were held as capital assets on the date of the Reorganization;

     o the tax basis of the assets of the Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately prior to the Reorganization; and

     o the holding period of the Target Fund's assets in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund.

The foregoing opinions may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Target Fund or the Target Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

LIQUIDATION OF HSBC MASTER FUNDS. HSBC Investor Intermediate Duration Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor), each of which is organized as a feeder fund in a master-feeder structure with the corresponding master fund classified as a partnership, own 97.8%, 12.9% and 68.8%, respectively, of their corresponding master funds as of April 30, 2009. A liquidating distribution in-kind by a master fund to its corresponding feeder fund should not result in any gain or loss to either the master fund or the feeder fund. In general, the tax basis of the assets (other than money) distributed by a master fund to its corresponding feeder fund in liquidation of the feeder fund's interest in the master fund will be an amount equal to the feeder fund's tax basis in its master fund shares reduced by the amount of any money distributed in the same transaction. The holding period of the assets received by a feeder fund in such liquidating distribution will include the period the assets were held by the master fund. References below to the assets and tax attributes (e.g., capital losses, realized gain (loss) or unrealized appreciation (depreciation) of portfolio investments) of a feeder include its pro rata share of the assets and tax attributes of its corresponding master fund.

ORDERLY REORGANIZATION OF THE TARGET FUNDS. The parties have agreed to cooperate to facilitate the orderly reorganization of the Target Funds into the Acquiring Funds. This transition may include the sale of some of the portfolio securities of the Target Funds prior to the Reorganizations. The sale of securities may result in the realization of capital gains to the Target Funds that, to the extent not offset by capital losses, would be distributed to shareholders prior to the Closing Date, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. The parties anticipate that any such sales of portfolio securities by the HSBC Investor Intermediate Duration Fixed Income Fund as a result of the Reorganization (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any material amounts of capital gains to be distributed to shareholders by such Fund. The parties anticipate that approximately 30% of the assets of each of HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor) and 37% of the assets of the HSBC Investor New York Tax-Free Bond Fund will be sold as a result of the Reorganization (as distinct from normal portfolio turnover). Because the Target Funds reorganizing into Franklin Total Return Fund are in a net capital loss position at April 30, 2009, taking into account any available capital loss carryovers, current year realized net capital loss and net unrealized depreciation in the value of portfolio investments, it is not anticipated that the sale of such securities prior to the Reorganization will result in any material amounts of capital gains to be distributed to shareholders by such Funds. Because the HSBC Investor New York Tax-Free Bond Fund is in small net gain capital position at April 30, 2009 of $245,510 or $0.06 per share, taking into account any available net unrealized appreciation in value of portfolio investments and realized capital losses, which net capital gain position as a percentage of such Target Fund's net assets at that date equals less one percent (1%), it is not anticipated that the sale of securities by the HSBC Investor New York Tax-Free Bond Fund prior to the Reorganization will result in any material amount of capital gains to be distributed to shareholders by such Target Fund. However, the amount of capital gains realized by the Target Funds prior to the Closing Date will differ, due to changes in portfolio composition and changes in market values of portfolio securities. The transaction costs incurred in connection with the sale of portfolio securities prior to the Reorganizations are estimated to be $232 for the HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor), $79 for the HSBC Investor New York Tax-Free Bond Fund and $9 for the HSBC Investor Intermediate Duration Fixed Income Fund.

GENERAL LIMITATION ON CAPITAL LOSSES. Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains. Each Acquiring Fund will succeed to the tax attributes of the corresponding Target Fund, including any available capital loss carryforwards, as of the Closing Date. Based on the respective net asset values of the Target Funds as of April 30, 2009, the Reorganization will result in a more than 50% "change in ownership" of each Target Fund, as the smaller Fund in comparison to the corresponding Acquiring Fund as of the same date (March 31, 2009 in the case of Franklin New York Intermediate-Term Tax-Free Fund). As a result, the capital loss carryovers (together with any current year realized net capital loss and net unrealized depreciation in the value of portfolio investments, collectively referred to as "aggregate capital loss carryovers") of a Target Fund will be subject to an annual limitation for federal income tax purposes. The final amounts of unrealized capital gain or (loss), capital loss carryovers and realized capital gain or loss at the time of the Reorganizations may differ from the amounts that are shown below. In addition, for five years beginning after the Closing Date, no combined Fund will be permitted to offset gains "built-in" to either the applicable Target Fund or the applicable Acquiring Fund at the time of the Reorganization against capital losses (including capital loss carry-forwards) built in to the other Fund at the time of the Reorganization. At April 30, 2009 (March 31, 2009 in the case of Franklin New York Intermediate-Term Tax-Free Fund) the aggregate capital loss carryovers of the Target Funds, as compared to those of the corresponding Acquiring Funds, and the approximate annual limitation on the use of a Target Fund's aggregate capital loss carryovers following the Reorganization are as follows:

------------------------------------------------------------------------
                                                   HSBC
                                                Intermediate
                         HSBC Core    HSBC Core  Duration     Franklin
                        Plus Fixed   Plus Fixed   Fixed       Total
                          Income    Income Fund   Income       Return
                           Fund      (Advisor)    Fund         Fund
                          [Target     [Target    [Target     [Acquiring
Line   Tax Attributes      Fund]       Fund]      Fund]        Fund]
-------------------------------------------------------------------------

 1   Capital loss
     carryovers (1)
-------------------------------------------------------------------------
        Expiring        ($787,733)
        2012-2016
-------------------------------------------------------------------------
        Expiring 2016              ($1,002,028)  ($85,092)
-------------------------------------------------------------------------
        Expiring                                            ($44,856,089)
        2009-2016
-------------------------------------------------------------------------
 2   Realized capital   ($915,868) ($1,418,786)   ($4,996)  ($34,529,519)
     gain (loss) on a
     book basis at
     4/30/09
-------------------------------------------------------------------------
 3   Unrealized       ($1,343,609) ($6,341,025)($1,222,358) ($78,397,586)
     appreciation
     (depreciation) on
     a book basis at
     4/30/09
--------------------------------------------------------------------------
 4   Aggregate capital ($3,047,210)($8,761,839)($1,312,446) ($157,730,208)
     loss carryovers
     [L1+L2+L3]
--------------------------------------------------------------------------
 5   Unrealized              -15.1%      -13.3%      -9.9%     -4.7%
     appreciation
     (deprecation) as
     a percentage of
     NAV [L3/L6]
---------------------------------------------------------------------
 6   Net assets at       $8,895,406  $47,535,425 $12,350,321  $1,677,821,831
     4/30/09
--------------------------------------------------------------------------
 7   Long-term                 4.6%        4.6%       4.6%       n/a
     tax-exempt rate
     [June 2009]
--------------------------------------------------------------------------
 8   Annual limitation     $410,078  $2,191,383   $569,350       n/a
     [L6 x L7]
--------------------------------------------------------------------------

    (1) Each Target Fund and Acquiring Fund as of the close of the last fiscal year ended at October 31, 2008.


------------------------------------------------
Line   Tax Attributes       HSBC
                          Investor
                          New York      Franklin
                          Tax-Free      New York
                           Income      Intermediat
                            Fund       Tax-Free
                           [Target     [Acquiring
                            Fund]        Fund]
---------------------------------------------------

 1   Capital loss               n/a
     carryovers (1)
---------------------------------------------------
        Expiring                       ($2,276,205)
     2009-2016
---------------------------------------------------
 2   Realized capital      ($60,226)   ($4,792,798)
     gain (loss) on a
     book basis at
     4/30/09 for Target
     Fund and at
     3/31/09 for
     Acquiring Fund
---------------------------------------------------
 3   Unrealized             $305,636    $2,153,063
     appreciation
     (depreciation) on
     a tax basis at
     4/30/09 for Target
     Funds and 3/31/09
     for Acquiring Fund
---------------------------------------------------
 4   Aggregate capital          n/a   ($4,915,940)
     loss carryovers
     [L1+L2+L3]
---------------------------------------------------
 5   Net capital gain       $245,410        n/a
     position
     [L1+L2+L3]
---------------------------------------------------
 6   Unrealized                 0.7%       0.6%
     appreciation
     (deprecation) as a
     percentage of NAV
     [L3/L7]
---------------------------------------------------
 7   Net assets of       $42,562,761  $350,775,531
     Target Fund at
     4/30/09 and
     Acquiring Fund at
     3/31/09
---------------------------------------------------
 8   Long-term                  4.6%        n/a
     tax-exempt rate
     [June 2009]
---------------------------------------------------
 9   Annual limitation    $1,962,143        n/a
     [L7 x L8]
---------------------------------------------------

    (1) Target Fund and Acquiring Fund as of the close of the last fiscal year ended at October 31, 2008 and September 30, 2008, respectively.

The actual annual loss limitation will equal the aggregate net asset value of a Target Fund on the Closing Date of the Reorganization multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes (such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of a Target Fund on the Closing Date that is recognized in a taxable year). This annual limitation on use of a Target Fund's aggregate capital loss carryovers may result in some portion of such carryovers expiring unutilized, depending on the facts at time of closing the Reorganization. However, the aggregate capital loss carryovers of the Acquiring Funds will continue to be available, provided, among other things, that the Acquiring Fund is larger than the sum of its corresponding Target Funds on the Closing Date. This being the case, the benefits of each Acquiring Fund's aggregate capital loss carryovers will accrue post-Reorganization to the shareholders of both the Acquiring Fund and its corresponding Target Funds. This might be viewed as resulting in a slight reduction in the available tax benefits for the shareholders of the Acquiring Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains.

Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of the Target Funds will be subject to either greater or less appreciation (depreciation) in value of portfolio investments as a result of the Reorganization. In case of the Target Funds reorganizing into Franklin Total Return Fund, based on each Target Fund's unrealized depreciation in value of investments on a book basis as a percentage of its net asset value at April 30, 2009 ranging from 9.9% to 15.1% as compared to that of Franklin Total Return Fund of 4.7% at April 30, 2009 and 5.0% on a combined basis, the shareholders of such Target Funds will be exposed to slightly less unrealized depreciation in value of investments post-Reorganization relative to what they are presently exposed. In the case of the HSBC Investor New York Tax-Free Income Fund, based on that Target Fund's unrealized appreciation in value of investments on a book basis as a percentage of its net asset value at April 30, 2009 of 0.7% as compared to that of Franklin New York Intermediate-Term Tax-Free Fund of 0.6% at March 31, 2009 and 0.6% on a combined basis, the shareholders of the HSBC Investor New York Tax-Free Income Fund will be exposed to approximately the same unrealized appreciation in value of investments post-Reorganization relative to what they re presently exposed.


TRACKING YOUR BASIS AND HOLDING PERIOD; STATE AND LOCAL TAXES. After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.


HAS   EACH   TARGET   FUND'S   BOARD  OF   TRUSTEES   APPROVED   THE   PROPOSED
REORGANIZATIONS?

The Board of Trustees of each Target Fund has unanimously approved the proposals and recommends that you vote in favor of the Reorganizations by voting to approve the Plan.

HOW  DO  THE  REORGANIZATIONS   AFFECT  CERTAIN  TARGET  FUNDS'   MASTER-FEEDER
STRUCTURES?

Each of the HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) and HSBC Investor Intermediate Duration Fixed Income Fund are organized as feeder funds in a "master-feeder structure." This means that it invests all of its investable assets in another investment company, an Underlying Portfolio, as opposed to investing directly in portfolio securities.

If a Reorganization is approved for one of these Target Funds, the Underlying Portfolio in which the Target Fund invests will conduct an in-kind liquidation no later than the Closing Date, meaning that it will deliver to the Target Fund all of its assets (or such pro rata share of its assets as is appropriate given such Target Fund's relative ownership of beneficial interests in the Underlying Portfolio). Approval of a Reorganization for a Target Fund investing in a master-feeder structure is also approval of the in-kind liquidation by the applicable Underlying Portfolio. It is anticipated that such in-kind liquidations will not result in any gain or loss to either the Underlying Portfolio (master fund) or the corresponding Target Fund (feeder fund). Please refer to the "Is a Reorganization considered a taxable event for federal income tax purposes? -- Liquidation of HSBC Master Funds" section above.

For more  information  regarding the mechanics of the  Reorganizations,  please
refer  to  the  "The   Proposed   Reorganizations   -  Agreement  and  Plan  of
Reorganization" section below.

HOW WILL THE NUMBER OF SHARES OF AN ACQUIRING FUND THAT I WILL RECEIVE BE DETERMINED?

As a Target Fund shareholder, you will receive your pro rata share of the Acquiring Fund shares of the appropriate class received by the Target Fund in the Reorganization. The number of shares a Target Fund will receive will be based on the relative net asset values of the Target Fund and the corresponding Acquiring Fund as of 4:00 p.m., Eastern Time, on the Closing Date. The Target Fund's assets will be valued using the valuation procedures used to value the assets of the corresponding Acquiring Fund.

The total value of your holdings should not change as a result of a Reorganization, except to the extent that the Acquiring Funds' valuation procedures differ from the Target Funds' valuation procedures. For example, if the value of a portfolio asset held by a Target Fund is higher when using that Target Fund's valuation procedures (as compared to using the corresponding Acquiring Fund's valuation procedures), then the application of the Acquiring Fund's valuation procedures on the Closing Date will cause the dollar value of your holdings in the Acquiring Fund after the Reorganization to be less than the dollar value of your holdings in the Target Fund prior to the Reorganization, all other things being equal. AMUS is monitoring this matter and will continue to do so up to the closing of the Reorganizations. AMUS does not believe that differences in the valuation procedures of the Acquiring Funds and Target Funds would have any material impact on shareholders in connection with the Reorganizations.

For more information regarding valuation procedures, please refer to the "Do the procedures for pricing fund shares differ between the Target Funds and the Acquiring Funds?" section below.

HOW DO THE FEES OF THE ACQUIRING FUNDS COMPARE TO THOSE OF THE TARGET FUNDS?

As a result of the proposed Reorganizations, shareholders of the:

     o HSBC Investor New York Tax-Free Bond Fund could expect to experience a higher contractual investment management fee, but lower total fund operating expenses (with the exception of current holders of Class I shares of the Target Fund, which could expect to experience higher total fund operating expenses), as a percentage of average daily net assets, as shareholders in the Franklin New York Intermediate-Term Tax-Free Fixed Income Fund.

     o HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor) could expect to experience a lower contractual investment management fee and lower total fund operating expenses (with the exception of current holders of Class I shares of HSBC Core Plus Fixed Income Fund (Adviser), which could expect to experience higher total fund operating expenses), as a percentage of average daily net assets, as shareholders of the Franklin Total Return Fund. Shareholders could also expect to experience (with the exception of current holders of Class B and Class C shares of the HSBC Investor Core Plus Fixed Income Fund) higher net fund operating expenses as a percentage of average daily net assets.

     o HSBC Investor Intermediate Duration Fixed Income Fund could expect to experience a lower contractual investment management fee and lower total fund operating expenses, as a percentage of average daily net assets, as shareholders of the Franklin Total Return Fund. Shareholders could also expect to experience (with the exception of current holders of Class B and Class C shares of the Target Fund) higher net fund operating expenses as a percentage of average daily net assets.

As a shareholder in the HSBC Investor Core Plus Fixed Income Fund, the HSBC Investor Core Plus Fixed Income Fund (Advisor) and the HSBC Investor Intermediate Duration Fixed Income Fund, it is worth considering that the lower net operating expenses experienced by certain share classes of those Funds as compared to the Franklin Total Return Fund are solely a result of a written expense limitation agreement with AMUS that terminates on March 1, 2010.

WILL I HAVE TO PAY ANY FRONT-END SALES CHARGES ON SHARES RECEIVED IN THE REORGANIZATIONS?

No. You will not have to pay any front-end sales charge on any shares of an Acquiring Fund received as part of the Reorganizations.

With respect to Class A shares of the Acquiring Funds, shareholders will be subject to any applicable front-end sales charge on subsequent purchases into such Acquiring Fund to the extent that such shareholders do not qualify for a reduction or elimination of a sales load under the Acquiring Fund's policies. Both of the Acquiring Funds offer a cumulative quantity discount and a letter of intent program. To qualify for a Class A front-end sales charge reduction, shareholders must notify the Acquiring Funds in advance of their purchase. An Acquiring Fund shareholder and his or her spouse and children under the age of 21 (and certain other accounts) may combine purchases of Class A shares for the purpose of qualifying for the front-end sales charge reductions offered by the Acquiring Funds.

Under the cumulative quantity discount, an Acquiring Fund shareholder may combine certain existing holdings of Acquiring Fund shares - referred to as "cumulative quantity discount eligible shares" - with a current purchase of Class A shares to determine if the Acquiring Fund shareholder qualifies for a sales charge breakpoint. Under the Acquiring Funds' letter of intent program, the sales load charge may be reduced on purchases of Class A shares made during a 13-month period provided a letter of intent is executed and filed with the Acquiring Funds. Any letter of intent that you established as a shareholder of the Target Fund will not be transferred to the Acquiring Fund and must be re-established with the Acquiring Fund if you desire to continue similar arrangements as a shareholder of the Acquiring Fund.

For a detailed discussion of these programs for the Acquiring Funds, see the "Sales Charge Reductions and Waivers" section of the Acquiring Funds' prospectuses, which is enclosed herewith, and the "Buying and Selling Shares" section of the respective statements of additional information.

For more information concerning the fees and expenses applicable to each Acquiring Fund, see the applicable "Comparative Fee Table" in each of the following proposals.

WILL I HAVE TO PAY ANY CONTINGENT DEFERRED SALES CHARGES ON SHARES EXCHANGED IN THE REORGANIZATIONS?

No. You will not have to pay any contingent deferred sales charge on any shares of a Target Fund exchanged as part of the Reorganizations.

Class B shares of the Target Funds, which have a maximum contingent deferred sales charge of 4.00%, will be exchanged for Class A shares of the Acquiring Funds, which have no contingent deferred sales charge other than a 0.75% contingent deferred sales charge on redemptions made within 18 months of a purchase of shares worth $1 million or more. Class A shares received as part of the Reorganizations will not be subject to the 0.75% contingent deferred sales charge. However, shareholders will be subject to the 0.75% contingent deferred sales charge on subsequent purchases of Class A shares of an Acquiring Fund worth $1 million or more, to the extent that such shareholders do not qualify for a reduction or elimination of the contingent deferred sales charge under the Acquiring Fund's policies.

For more information concerning the fees and expenses applicable to each Acquiring Fund, see the applicable "Comparative Fee Table" in each of the following proposals.

ARE THE INVESTMENT OBJECTIVES/GOALS AND STRATEGIES OF THE TARGET FUNDS SIMILAR TO THE INVESTMENT GOALS AND STRATEGIES OF THE CORRESPONDING ACQUIRING FUNDS?

Each Target Fund's investment objectives/goals and strategies are similar to those of its corresponding Acquiring Fund. For a detailed comparison of each Fund's investment objectives and strategies, see the applicable "Comparison of Investment Objectives/Goals and Strategies" section below.

DO THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES DIFFER BETWEEN THE TARGET FUNDS AND THE ACQUIRING FUNDS?

Although the language may differ between the fundamental investment policies of the Target Funds and the Acquiring Funds, the policies are similar and include investment policies required by the Investment Company Act of 1940, as amended ("1940 Act"). In addition, certain Acquiring Funds and Target Funds have adopted additional fundamental and/or non-fundamental policies that the corresponding Acquiring Fund or Target Fund has not. For a detailed comparison of the Target Funds' and the Acquiring Funds' fundamental and non-fundamental investment policies, see Attachment I to this Prospectus/Proxy Statement.

DO THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN A TARGET FUND DIFFER FROM THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN THE CORRESPONDING ACQUIRING FUND?

Although the principal risks associated with investments in each Target Fund are similar to the principal risks associated with investments in the corresponding Acquiring Fund, there are certain material differences that you should consider in connection with the Reorganizations. For a detailed comparison of each Fund's principal investment risks, see the applicable "Comparison of Principal Risks" section below.

DO THE PROCEDURES FOR PURCHASING AND REDEEMING FUND SHARES DIFFER BETWEEN THE TARGET FUNDS AND THE ACQUIRING FUNDS?

The procedures for purchasing and redeeming shares of the Target Funds and the Acquiring Funds are substantially similar to each other. For a detailed discussion of the procedures for purchasing and redeeming shares of an Acquiring Fund, see the respective Acquiring Fund's Prospectus, which is enclosed herewith.

Please note that purchase orders into the Target Funds may be restricted in advance of the Closing Date. Shareholders of the Target Funds may redeem shares of the Target Fund in which they own shares through the Closing Date of the Reorganizations.

DO THE EXCHANGE PRIVILEGES DIFFER BETWEEN THE TARGET FUNDS AND THE ACQUIRING FUNDS?

Although the exchange privileges of the Target Funds and the Acquiring Funds are similar, there are certain differences that you should consider in connection with the Reorganizations. In particular, as a shareholder of a Franklin Fund, you will have exchange rights into other Franklin Templeton Funds, as opposed to HSBC Investor Funds.

For a detailed discussion of the exchange privileges of an Acquiring Fund, see the "Your Account-Exchanging Shares" section of the respective Acquiring Fund's Prospectus.

CAN SHAREHOLDERS OF A TARGET FUND WHO RECEIVE CLASS A SHARES OF AN ACQUIRING FUND EXCHANGE THOSE SHARES FOR ADVISOR CLASS SHARES OF AN ACQUIRING FUND?

Class A shareholders of the HSBC Investor Core Plus Fixed Income Fund who receive Class A shares of the Franklin Total Return Fund in connection with the Reorganization may be eligible to exchange those shares for Advisor Class shares of the Franklin Total Return Fund following the Reorganization. In order to qualify for this exchange privilege, HSBC Investor Core Plus Fixed Income Fund Class A shareholders must be otherwise eligible to purchase Advisor Class shares of the Franklin Total Return Fund. The eligibility criteria for investing in Advisor Class shares of the Franklin Total Return Fund is described in the "Choosing a Share Class - Qualified Investors - Advisor Class" section of the Franklin Total Return Fund prospectus, which has been mailed with this Prospectus/Proxy Statement. For additional details about this exchange privilege, see the "Proposals 1(A) and 1(B) - Exchange privilege for holders of Class A shares of the HSBC Investor Core Plus Fixed Income Fund" section of this Prospectus/Proxy Statement.

DO THE PROCEDURES FOR PRICING FUND SHARES DIFFER BETWEEN THE TARGET FUNDS AND THE ACQUIRING FUNDS?

The procedures for valuing shares of the Target Funds are similar to the procedures for valuing shares of their corresponding Acquiring Funds. If a Reorganization is approved, on the Closing Date, the value of the assets of each Target Fund will be determined using the valuation procedures set forth in the corresponding Acquiring Fund's then-current prospectus and statement of additional information. Currently, the valuation procedures of the Acquiring Funds differ from those of the Target Funds in that the Acquiring Funds value fixed income securities at the mean of the bid and asked price, whereas the Target Funds price fixed income securities at the bid price, in each case as determined by a pricing agent. The HSBC Investor New York Tax-Free Bond Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund also use different pricing agents to price portfolio holdings. The Target Funds may begin to value fixed income securities according to the Acquiring Funds' policies sometime prior to the closing.

DO THE DIVIDEND AND DISTRIBUTION POLICIES DIFFER BETWEEN THE TARGET FUNDS AND THE ACQUIRING FUNDS?

The Target Funds declare and pay dividends monthly to shareholders and pay capital gain distributions to shareholders at least annually. The Acquiring Funds typically declare dividends each day that NAV is calculated and pay such dividends monthly. Capital gains, if any, are distributed annually.

Please note that on or before the Closing Date, each Target Fund is expected to declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain, including gain realized as a result of portfolio repositioning prior to the Reorganizations, if any. See the section entitled "Is a Reorganization considered a taxable event for federal income tax purposes? -- Orderly Reorganization of the Target Funds" for more information on the capital gain distributions, if any, prior to the Closing Date. Furthermore, each Acquiring Fund declares dividends and other distributions in accordance with its dividend and distribution policies as discussed above, and, based on those policies, distributions may be declared soon after the Closing Date. Those distributions may include amounts attributable to income or gain realized by an Acquiring Fund prior to the Reorganizations. Accordingly, as a shareholder of a Target Fund prior to the Reorganizations and a shareholder of an Acquiring Fund after the Reorganizations, you may receive distributions of investment company taxable income and net realized capital gain from both Funds within the same calendar year.

DO  THE  POLICIES  AND   PROCEDURES   DESIGNED  TO  DISCOURAGE   EXCESSIVE  AND
SHORT-TERM TRADING OF FUND SHARES DIFFER BETWEEN THE TARGET FUNDS AND THE ACQUIRING FUNDS?

The Target Funds and the Acquiring Funds have adopted excessive trading policies and procedures. Although the excessive trading policies and procedures adopted by each Fund are similar to each other, there are certain differences that you should consider.

To deter market timing, the Target Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. The Target Funds and AMUS reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified. No redemption fee will be imposed on the cancellation of Target Fund shares in connection with the Reorganization.

The policies and procedures adopted by the Acquiring Funds provide that the Acquiring Funds discourage and do not intend to accommodate short-term or frequent purchases and redemptions of their fund shares. The Acquiring Funds do not impose a redemption fee on shares sold within a certain number of days of purchase, however, the Acquiring Funds perform ongoing monitoring of trading in fund shares in order to try and identify shareholder trading patterns that suggest an ongoing short-term trading strategy. If and when a pattern of short-term trading is identified, the Acquiring Funds' transfer agent, Franklin Templeton Investor Services, LLC ("FTIS"), will seek to restrict or reject further short-term trading and/or take other action, if in the judgment of Franklin Advisers, Inc. or FTIS, such trading may be detrimental to the fund. For more information regarding the policies adopted by the Acquiring Funds to deter short-term trading of fund shares, please see the "Frequent Trading Policy" sections of the Acquiring Funds' prospectuses, which have been mailed with this Prospectus/Proxy Statement.

IN SUMMARY, WHAT ARE SOME FACTORS I SHOULD CONSIDER WHEN COMPARING THE TARGET FUNDS AND THE CORRESPONDING ACQUIRING FUNDS?

PROPOSALS 1(A) AND (B) - REORGANIZATION OF HSBC INVESTOR CORE PLUS FIXED INCOME FUND AND HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR) INTO FRANKLIN TOTAL RETURN FUND

In considering whether to approve the Reorganizations, you should note that:

     o As of December 31, 2008, the and 1, 5, and 10-year performance of the Franklin Total Return Fund was comparable to that of the HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor);

     o As a shareholder in the Franklin Total Return Fund, you could expect to experience a lower contractual investment management fee and lower total fund operating expenses (with the exception of current holders of Class I shares of HSBC Core Plus Fixed Income Fund (Adviser), which could expect to experience higher total fund operating expenses), as a percentage of average daily net assets. You could also expect to experience (with the exception of current holders of Class B and Class C shares of the HSBC Investor Core Plus Fixed Income Fund) higher net operating expenses as a percentage of average daily net assets, as a result of the Target Funds' expense limitation agreement with AMUS that terminates on March 1, 2010;

     o The maximum sales load imposed on purchases of Class A shares of the Franklin Total Return Fund is lower than that of HSBC Investor Core Plus Fixed Income Fund (4.25% versus 4.75%);

     o Class B shares of the HSBC Investor Core Plus Fixed Income Fund, which have a maximum contingent deferred sales charge of 4.00%, will be reorganized into Class A shares of the Franklin Total Return Fund which, under most circumstances, carry no contingent deferred sales charge. Any subsequent purchases of Class A shares of the Franklin Total Return Fund would be subject to a front end sales charge of up to 4.25%, and purchases of $1 million or more would not be subject to any sales charge except a 0.75% continent deferred sales charge on Class A shares sold within 18 months of the purchase of those shares;

     o The Franklin Total Return Fund is currently advised by Franklin Advisers, Inc., which would be responsible for the day-to-day management of the resulting combined Fund after the Reorganization. Franklin Advisers, Inc. is part of a group of affiliated companies that together managed over $421 billion in assets as of April 30, 2009;

     o The Franklin Total Return Fund is the significantly larger portfolio (net assets of $1.744 billion for the Franklin Total Return Fund versus $8.960 million and $47.262 million for the HSBC Investor Core Plus Fixed Income Fund, and HSBC Core Plus Fixed Income Fund (Advisor), respectively, as of May 29, 2009);

     o As a shareholder of the Franklin Total Return Fund, you will be able to exchange your shares into other Franklin Templeton funds with a wide variety of investment goals and strategies;

     o The investment strategy of the Franklin Total Return Fund permits investment of up to 20% of the fund's assets in high yield securities and up to 5% of the fund's assets in securities rated "B" or below, while the HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor) may invest a higher percentage (up to 25%) of their assets in high yield securities;

     o The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. Accordingly, pursuant to this treatment, neither the HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) nor their shareholders, nor the Franklin Total Return Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization (except with respect to the potential capital gain distribution noted in the following bullet point);

     o In order to transition the portfolio, it is currently expected that a portion of the portfolio assets of the HSBC Investor Core Plus Fixed Income Fund and the HSBC Investor Core Plus Fixed Income Fund (Advisor) will be repositioned or sold prior to the Closing Date. Any such repositioning could cause the applicable Fund to distribute capital gains to its shareholders prior to the Closing Date and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts; and

     o Each Reorganization is a separate transaction and is not dependent on the shareholder approval of the other Reorganization.

PROPOSAL 2 - REORGANIZATION OF HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND INTO FRANKLIN TOTAL RETURN FUND

In considering whether to approve the Reorganization, you should note that:

     o As of December 31, 2008, the 1 and 5 year performance of the HSBC Investor Intermediate Duration Fixed Income Fund is comparable to that of the Franklin Total Return Fund;

     o As a shareholder in the Franklin Total Return Fund, you could expect to experience a lower contractual investment management fee and lower total fund operating expenses, as a percentage of average daily net assets. You could also expect to experience (with the exception of current holders of Class B and Class C shares of the Target Fund) higher net fund operating expenses as a percentage of average daily net assets as a result of the Target Fund's expense limitation agreement with AMUS that terminates on March 1, 2010;

     o The maximum sales load imposed on purchases of Class A shares of the Franklin Total Return Fund is lower than that of the HSBC Investor Intermediate Duration Fixed Income Fund (4.25% versus 4.75%);

     o Class B shares of the HSBC Investor Intermediate Duration Fixed Income Fund, which have a maximum contingent deferred sales charge of 4.00%, will be reorganized into Class A shares of the Franklin Total Return Fund which, under most circumstances, carry no contingent deferred sales charge. Any subsequent purchases of Class A shares of the Franklin Total Return Fund would be subject to a front end sales charge of up to 4.25%, and purchases of $1 million or more would not be subject to any sales charge except a 0.75% continent deferred sales charge on Class A shares sold within 18 months of the purchase of those shares;

     o The Franklin Total Return Fund is currently managed by Franklin Advisers, Inc., which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization. Franklin Advisers, Inc. is part of a group of affiliated companies that together managed over $421 billion in assets as of April 30, 2009;

     o The Franklin Total Return Fund is the significantly larger portfolio (net assets of $1.744 billion for the Franklin Total Return Fund versus $12.289 million for the HSBC Investor Intermediate Duration Fixed Income Fund, as of May 29, 2009);

     o As a shareholder of the Franklin Total Return Fund, you will be able to exchange your shares into other Franklin Templeton funds with a wide variety of investment goals and strategies;

     o The investment strategy of the Franklin Total Return Fund permits investment of up to 20% of the fund's assets in high yield securities and up to 5% of the fund's assets in securities rated "B" or below, while the HSBC Investor Core Plus Fixed Income Fund may invest a higher percentage (up to 25%) of its assets in high yield securities;

     o The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. Accordingly, pursuant to this treatment, neither the HSBC Investor Intermediate Duration Fixed Income Fund nor its shareholders, nor the Franklin Total Return Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization (except with respect to the potential capital gain distribution noted in the following bullet point); and

     o In order to transition the portfolio, it is currently expected that a portion of the portfolio assets of the HSBC Investor Intermediate Duration Fixed Income Fund will be repositioned or sold prior to the Closing Date. Any repositioning of the Fund's portfolio could cause the Fund to distribute capital gains to its shareholders prior to the Closing Date and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts.

PROPOSAL 3 - REORGANIZATION OF HSBC INVESTOR NEW YORK TAX-FREE BOND FUND INTO FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

In considering whether to approve the Reorganization, you should note that:

     o As of December 31, 2008, the 1, 5, and (as applicable) 10-year performance of the Franklin New York Intermediate-Term Tax-Free Income Fund is comparable to that of the HSBC Investor New York Tax-Free Bond Fund;

     o As a shareholder in the Franklin New York Intermediate-Term Tax-Free Fixed Income Fund, you could expect to experience a higher contractual investment management fee, but lower total fund operating expenses (with the exception of current holders of Class I shares of HSBC Core Plus Fixed Income Fund (Adviser), which could expect to experience higher total fund operating expenses), as a percentage of average daily net assets. For the respective fiscal years ended September 30, 2008 and October 31, 2008, absent waivers, the total fund operating expenses of Class A shares of the Franklin New York Intermediate-Term Tax-Free Income Fund are lower than the total fund operating expenses of Class A shares of the HSBC Investor New York Tax-Free Bond Fund (0.73% versus 0.84%);

     o The maximum sales load imposed on purchases of Class A shares of the Franklin New York Intermediate-Term Tax-Free Income Fund is lower than that of the HSBC Investor New York Tax-Free Bond Fund (2.25% versus 4.75%);

     o Class B shares of the HSBC Investor New York Tax-Free Bond Fund, which have a maximum contingent deferred sales charge of 4.00%, will be reorganized into Class A shares of the Franklin New York
          Intermediate-Term    Tax-Free   Income   Fund   which,    under   most
          circumstances, carry no contingent deferred sales charge. Any subsequent purchases of Class A shares of the Franklin New York Intermediate-Term Tax-Free Income Fund would be subject to a front end sales charge of up to 2.25%, and purchases of $1 million or more would not be subject to any sales charge except a 0.75% continent deferred sales charge on Class A shares sold within 18 months of the purchase of those shares;

     o The Franklin New York Intermediate-Term Tax-Free Income Fund is currently managed by Franklin Advisers, Inc., which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization. Franklin Advisers, Inc. is part of a group of affiliated companies that together managed over $421 billion in assets as of April 30, 2009;

     o The Franklin New York Intermediate-Term Tax-Free Income Fund is a significantly larger portfolio (net assets of $388.8 million for the Franklin New York Intermediate-Term Tax-Free Income Fund versus $42.6 million for the HSBC Investor New York Tax-Free Bond Fund, as of May 29, 2009);

     o As a shareholder of the Franklin New York Intermediate-Term Tax-Free Income Fund, you would be able to exchange your shares into other Franklin Templeton funds with a wide variety of investment goals and strategies;

     o The Franklin New York Intermediate-Term Tax-Free Income Fund has, in the past, maintained a shorter average effective maturity than the HSBC Investor New York Tax-Free Bond Fund (8.9 years for the Franklin New York Intermediate-Term Tax-Free Income Fund as of March 31, 2009 as compared to 11.3 years for the HSBC Investor New York Tax-Free Bond Fund as of January 31, 2009) and a larger allocation to AAA-rated securities (34.5% for the Franklin New York Intermediate-Term Tax-Free Income Fund as of March 31, 2009 as compared to 4% for the HSBC Investor New York Tax-Free Bond Fund as of January 31, 2009);

     o The Franklin New York Intermediate-Term Tax-Free Income Fund only invests in securities rated BBB or better while the HSBC Investor New York Tax-Free Bond Fund has no such limitation;

     o The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the HSBC Investor New York Tax-Free Bond Fund nor its shareholders, nor the Franklin New York Intermediate-Term Tax-Free Income Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization (except with respect to the potential capital gain distribution noted below in the next bullet point); and

     o In order to transition the portfolio, it is currently expected that a portion of the portfolio assets of the HSBC Investor New York Tax-Free Bond Fund will be repositioned or sold prior to the Closing Date. Any repositioning of the Fund's portfolio could cause the Fund to distribute capital gains to its shareholders prior to the Closing Date and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts.

HOW MANY VOTES AM I ENTITLED TO CAST?

As a shareholder of a Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, you own of a Target Fund on the record date. The record date is July 10, 2009.

HOW DO I VOTE MY SHARES?

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card(s) and mailing it (them) in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card(s) and following the recorded instructions. If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call 1-800-782-8183.

WHAT ARE THE QUORUM AND APPROVAL REQUIREMENTS FOR THE REORGANIZATIONS?

Each Target Fund has, in substance, a quorum requirement of a majority of the outstanding shares present in person or represented by proxy at the Meeting. Approval of each Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Target Fund, whichever is less ("1940 Act Majority").

WHAT IF THERE ARE NOT ENOUGH VOTES TO REACH QUORUM OR TO APPROVE A REORGANIZATION BY THE SCHEDULED MEETING DATE?

To facilitate receiving a sufficient number of votes, we may need to take additional action. Computershare Limited ("Computershare"), a proxy solicitation firm, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls. If there are not sufficient votes to approve your Target Fund's proposal or to achieve a quorum by the time of the Meeting (August 27, 2009), the Meeting may be adjourned from time to time to permit further solicitation of proxy votes.

WHO IS THE PROXY SOLICITATION FIRM?

Computershare is a third party proxy vendor hired to call shareholders and record proxy votes. In order to hold a shareholder meeting, quorum must be reached - which in the case of a Reorganization is a majority of the Target Fund shares present in person or by proxy at the Meeting. If quorum is not attained, a Meeting must adjourn to a future date. Computershare may attempt to reach shareholders via multiple mailings to remind shareholders to cast their vote. As the Meeting approaches, phone calls may be made to clients who have not yet voted their shares so that the Meeting do not have to be postponed.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

WHAT HAPPENS IF ANY OF THE REORGANIZATIONS ARE NOT APPROVED BY A TARGET FUND'S SHAREHOLDERS?

Each Reorganization is a separate transaction and is not dependent on the shareholder approval of any other Reorganization. If shareholders of either the HSBC Investor Core Plus Fixed Income Fund or HSBC Investor Core Plus Fixed Income Fund (Advisor) approve a Reorganization and shareholders of the other Fund do not, the Underlying Portfolio for those Funds will conduct its in-kind liquidating distribution to both of those Funds, as appropriate, and the Fund for which the Reorganization was approved will complete its Reorganization.

If the shareholders of a particular Target Fund do not approve a Reorganization, AMUS and the Board of Trustees will determine what, if any, additional action should be taken with respect to that particular Target Fund. Such action may include liquidation of that Target Fund.


                            PROPOSALS 1(A) AND 1(B)

                              REORGANIZATIONS OF

                 HSBC INVESTOR CORE PLUS FIXED INCOME FUND AND
              HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR)

                                     INTO

                          FRANKLIN TOTAL RETURN FUND

SUMMARY OF THE PROPOSAL

Shareholders of each of the HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor) are being asked to approve the Plan as it relates to the Reorganization of each of the Funds. While the Reorganization and related shareholder approval of the Plan for each of these Funds is independent of the Reorganization and shareholder approval of the other, the Funds are so similar that the proposals are addressed together as PROPOSALS 1(A) AND 1(B).

As a result of its Reorganization (if approved by shareholders), shareholders of the HSBC Investor Core Plus Fixed Income Fund or HSBC Investor Core Plus Fixed Income Fund (Advisor), as appropriate, would receive shares in the Franklin Total Return Fund in an amount equal to the net asset value of their holdings in their Fund as of the Closing Date, as determined pursuant to the Plan.

You should consult the Prospectus dated March 1, 2009 (as supplemented), for more information about the Franklin Total Return Fund, a series of Franklin Investors Securities Trust, which has been mailed with and is incorporated by reference into this Prospectus/Proxy Statement. For more information regarding shareholder approval of the Reorganizations, please refer to the "What happens if any of the Reorganizations are not approved by a Target Fund's shareholders?" section above. A form of the Plan is attached hereto as Attachment II to this Prospectus/Proxy Statement. For more information regarding the calculation of the number of Acquiring Fund shares to be issued, please refer to the "How will the number of shares of an Acquiring Fund that I will receive be determined?" section above.

COMPARISON OF INVESTMENT OBJECTIVES/GOALS AND STRATEGIES

The following summarizes the investment objective/goals, strategies and management differences, if any, between HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor) and the Franklin Total Return Fund:

                     HSBC Investor Core Plus      Franklin Total Return Fund
                     Fixed Income Fund
                     HSBC Investor Core Plus
                     Fixed Income Fund (Advisor)

Investment           The  investment   objective  The    Fund's     principal
Goal(s)/Objective(s) of the Fund is to  maximize  investment   goal   is   to
                     total  return,   consistent  provide     high    current
                     with  reasonable  risk. The  income,   consistent   with
                     "total  return"  sought  by  preservation   of  capital.
                     the   Fund    consists   of  Its   secondary   goal   is
                     income       earned      on  capital  appreciation  over
                     investments,  plus  capital  the long term.
                     appreciation,    if    any,
                     which   generally    arises
                     from  decreases in interest
                     rates or  improving  credit
                     fundamentals      for     a
                     particular     sector    or
                     security.

Investment           The Fund  seeks to  achieve  Under     normal     market
Strategies           its  investment   objective  conditions,     the    Fund
                     by  investing  all  of  its  invests  at  least  80%  of
                     assets    in    the    HSBC  its  assets  in  investment
                     Investor  Core  Plus  Fixed  grade debt  securities  and
                     Income    Portfolio    (the  investments,      including
                     "Portfolio"),   which   has  government   and  corporate
                     the     same     investment  debt securities,  mortgage-
                     objective as the Fund.       and            asset-backed
                     ---------------------------  securities,      investment
                                                  grade  corporate  loans and
                     Under     normal     market  futures   with    reference
                     conditions,  the  Portfolio  securities     that     are
                     invests  at  least  80%  of  investment    grade.    The
                     its  net  assets  in  fixed  Fund focuses on  government
                     income securities,  such as  and     corporate      debt
                     U.S.             government  securities   and  mortgage-
                     securities,  corporate debt  and            asset-backed
                     securities,      commercial  securities.
                     paper,  mortgage-backed and
                     asset-backed    securities,  Additionally,  the Fund may
                     and   similar    securities  invest  up to  20%  of  its
                     issued      by      foreign  total       assets       in
                     governments             and  non-investment  grade  debt
                     corporations.           The  securities,   including  up
                     Portfolio           invests  to 5% in  securities  rated
                     primarily   in   investment  lower  than  B  by  S&P  or
                     grade debt securities,  but  Moody's,  which may include
                     may  invest  up to  25%  of  defaulted securities.
                     its  total  assets  in high
                     yield   securities   ("junk  In  order  to   effectively
                     bonds")     without     any  manage  cash  flows  in  or
                     minimum  rating  or  credit  out of the  Fund,  the Fund
                     quality.    The   Portfolio  may buy and sell  financial
                     may  invest  up to  30%  of  futures     contracts    or
                     its    total    assets   in  options       on       such
                     securities  denominated  in  contracts.   The  Fund  may
                     foreign         currencies,  also,  from  time to  time,
                     including,   to  a  limited  enter     into      forward
                     extent,  those in  emerging  currency          contracts
                     markets,   and  may  invest  (including  cross  currency
                     beyond  this  limit in U.S.  forwards)    and   currency
                     dollar          denominated  futures  contracts  to  try
                     securities    of    foreign  to hedge (protect)  against
                     issuers.                     currency    exchange   rate
                                                  fluctuations      or     to
                     Additionally,           the  generate  income or returns
                     Portfolio  may invest  more  for the Fund.
                     than 50% of its  assets  in
                     mortgage-backed  securities  The Fund may  invest  up to
                     including          mortgage  25% of its total  assets in
                     pass-through    securities,  foreign         securities,
                     mortgage-backed  bonds  and  including  up to 20% of its
                     collateralized     mortgage  total  assets  in  non-U.S.
                     obligations   (CMOs)   that  dollar          denominated
                     carry   a   guarantee    of  securities  and  up to  10%
                     timely payment.              of  its  total   assets  in
                                                  emerging market securities.

                     The  Portfolio  may  invest
                     in derivative  instruments,
                     including,  but not limited
                     to,  financial  and foreign
                     currency futures  contracts
                     as  well  as   options   on
                     securities,         foreign
                     currencies,   and   foreign
                     currency    futures.    The
                     Portfolio  intends to do so
                     primarily    for    hedging
                     purposes    or   for   cash
                     management  purposes,  as a
                     substitute   for  investing
                     directly  in  fixed  income
                     securities,  but  may  also
                     do  so  to  enhance  return
                     when     the     subadviser
                     believes   the   investment
                     will  assist the  Portfolio
                     in      achieving       its
                     investment objectives.

Investment Adviser   HSBC Global Asset
                     Management (USA) Inc.        Franklin Advisers, Inc.
                     HSBC Investor Core Plus
                     Fixed Income Fund
                     HSBC Investor Core Plus
                     Fixed Income Fund
                     (Advisor)                    Franklin Total Return Fund

Subadviser           Halbis  Capital  Management  Franklin Templeton
                     (USA) Inc.                   Institutional, LLC

Portfolio            Kim Golden                   Roger Bayston,  Kent Burns,
Manager(s)                                        Christopher   J.  Molumphy,
                                                  David   Yuen,   Michael  J.
                                                  Materasso

As you can see from the chart above, the investment objective/goals and strategies of the HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor) are similar to those of the Franklin Total Return Fund. The Target and Acquiring Funds primarily invest in investment grade securities, such as U.S. government securities, corporate debt securities and mortgage- and asset-backed securities. There are, however, differences that you should consider. The Target Funds may invest up to 25% of their assets in non-investment grade securities, while the Franklin Total Return Fund may invest only 20% of its assets in such securities. In addition, the Target Funds may invest up to 30% of their total assets in securities denominated in foreign currencies while the
Franklin Total Return Fund may invest only 20% of its assets in such securities. While these percentages are similar, a higher exposure to non-investment grade securities and securities denominated in foreign currencies may increase risk.

In  addition,  the  Franklin  Total  Return  Fund,  as  part  of its  principal investment strategies, may invest in both domestic and foreign issuers. While the Target Funds also may invest in foreign issuers, as of January 31, 2009, 4.1% of the Franklin Total Return Fund portfolio was comprised of foreign securities, while 0.5% of the Target Funds' portfolio was comprised of foreign securities. For more information about Franklin Total Return Fund's investment goals, principal investment strategies and risks, see the "Goals and Strategies" and "Main Risks" sections of the Franklin Total Return Fund prospectus, which has been mailed with this Prospectus/Proxy Statement. For a discussion of the differences in each Fund's fundamental and non-fundamental investment policies, see Attachment I to this Prospectus/Proxy Statement.

COMPARISON OF PRINCIPAL RISKS

The principal risks associated with the HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) and the Franklin Total Return Fund are similar because they have similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Many factors affect a Fund's performance. A Fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund's reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Each Fund is subject to the following principal risks:

CURRENT CREDIT AND GENERAL MARKET CONDITIONS. A Fund's performance will change daily based on many factors, including the quality of the instruments in a Fund's investment portfolio, national and international economic conditions and general market conditions. The fixed-income and credit markets are experiencing a period of extreme volatility which has negatively and substantially impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage- and asset-backed and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, debt instruments are experiencing greater illiquidity, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals may continue to have an adverse effect on price of the securities held by a Fund.

INTEREST RATE RISK. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer durations are more sensitive to these price changes. Increases in interest rates may also have a negative effect on the types of companies in which the Funds invest because these companies may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

CREDIT RISK. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

HIGH YIELD  ("JUNK  BONDS")  RISK.  Securities  rated below  investment  grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

DERIVATIVES/LEVERAGE RISK. Futures, options and swap contracts are considered derivative investments because their performance and value depend on the performance or value of the underlying asset. Derivative investments involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use may depend on the manager's ability to predict market movements. If derivatives are used for leverage, their use would involve leveraging risk as well. Leverage, including borrowing, may cause a Fund's price and performance to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. Derivative risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. Some derivatives are particularly sensitive to changes in interest rates.

SWAP RISK. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, each in respect to a reference entity or entities, from one counterparty to the other. The buyer of the credit default swap receives credit protection or sheds credit risk, whereas the seller of the swap is selling credit protection or taking on credit risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, a Fund may, in some cases, lose periodic payments that it is contractually entitled to receive and, in other cases, lose the entire principal value of the investment security. The risk of loss to the Fund for a swap transaction on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive; if the Fund is obligated to pay the net amount, the Fund's risk of loss is limited to the net amount due.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-based security) later than expected. This may happen during a period of rising interest rates.

FOREIGN SECURITIES RISk. Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in a Fund and affect its share price.

The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund's investments.

The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

CURRENCY EXCHANGE RATES RISK. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

INCOME RISK. Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

PORTFOLIO TURNOVER. The manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. Because of the anticipated use of certain investment strategies, the Fund's turnover rate may exceed 100% per year. The rate of portfolio turnover will not be a limiting factor for the manager in making decisions on when to buy or sell securities, including entering into mortgage dollar rolls. High turnover will increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.

The HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor) are subject to the following additional principal risk:

WHEN-ISSUED SECURITIES. The price and yield of securities purchased on a "when-issued" basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a "when-issued" transaction fails to deliver or pay for the security. In addition, purchasing securities on a "when-issued" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" security may have a lesser (or greater) value at the time of settlement than the Fund's payment obligation with respect to that security.

The Franklin Total Return Fund is subject to the following additional principal risks:

CALL/PREPAYMENT RISK. A debt security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large amount of its assets invested in debt securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

MORTGAGE DOLLAR ROLLS. In a mortgage dollar roll, the Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Fund's portfolio and increase the Fund's sensitivity to interest rate changes.

FLOATING RATE CORPORATE LOANS. The Fund is subject to the risk that the scheduled interest or principal payments on its floating rate investments will not be paid. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of the Fund's shares also will decline. Floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

COMPARATIVE FEE TABLES

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Target Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization. The shareholder fees presented below for the Acquiring Fund apply both before and after giving effect to the Reorganization. However, you will not have to pay any front-end sales charge on any shares of the Acquiring Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs and distribution and shareholder servicing fees, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a PRO FORMA combined basis.

The Annual Fund Operating Expenses shown in the table below represent expenses for the 12 months ended October 31, 2008 for the HSBC Investor Core Plus Fixed Income Fund/HSBC Investor Core Plus Fixed Income Fund (Advisor) and Franklin Total Return Fund and those projected for the Franklin Total Return Fund on a PRO FORMA basis after giving effect to the proposed Reorganization, and are based on PRO FORMA combined net assets as if the transaction had occurred on October 31, 2008.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                CLASS I
                                                                SHARES/
                                                                ADVISOR
                                    CLASS B       CLASS C        CLASS
                  CLASS A SHARES    SHARES*       SHARES       SHARES**
---------------------------------------------------------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME FUND
HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR)
Maximum sales
charge (load) on
purchases (as a
percentage of
offering              4.75%          None          None          None
price)(1)
Maximum deferred
sales charge
(load) on
redemptions (as        None          4.00%         1.00%         None
a percentage of
sales price)
Redemption/Exchang
Fee (as a
percentage of     e   2.00%          2.00%         2.00%         2.00%
amount redeemed
or exchanged)(2)

FRANKLIN TOTAL RETURN FUND
Maximum sales
charge (load) on
purchases (as a
percentage of        4.25%(3)         n/a          None          None
offering price)
Maximum deferred
sales charge
(load) on
redemptions (as      None(4)          n/a          1.00%         None
a percentage of
sales price)
Redemption/Exchang
Fee (as a
percentage of     e    None           n/a          None          None
amount redeemed
or exchanged)
* The Franklin Total Return Fund has Class B shares outstanding, but these shares are generally no longer offered for sale, except that existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted the current exchange privileges.
** Class I Shares of the HSBC Investor Core Plus Fixed Income Fund
   (Advisor) are a part of the HSBC Advisor Funds Trust. The Franklin Total Return Fund offers Advisor Class Shares.
(1)Lower sales charges are available depending on the amounts invested.
(2)A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. No redemption fee will be imposed on the cancellation of Target Fund shares in connection with the Reorganization.
(3)The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
(4)There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more, which will not apply to shares received as part of the Reorganizations. See "Sales Charges - Class A" under "Choosing a Share Class" in the Franklin Total Return Fund prospectus.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
                                                                CLASS I
                                                                SHARES/
                                                                ADVISOR
                                    CLASS B       CLASS C        CLASS
                  CLASS A SHARES    SHARES*       SHARES       SHARES**
------------------------------------------------------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME FUND/
HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR) (1)
Management Fee        0.48%          0.48%         0.48%         0.48%
Distribution          0.00%(2)       0.75%         0.75%         None
(12b-1 Fee)
Shareholder           0.25%          0.25%         0.25%         None
servicing Fee
Other operating       0.73%          0.73%         0.73%         0.24%
expenses
Total Fund
Operating
Expenses              1.46%          2.21%         2.21%         0.72%
Fee Waiver
and/or expense        0.76%          0.76%         0.76%         0.27%
reimbursement(3)
Net operating         0.70%          1.45%         1.45%         0.45%
expenses
FRANKLIN TOTAL RETURN FUND
Management            0.35%           n/a          0.35%         0.35%
Fee(4)
Distribution          0.25%           n/a          0.65%         None
(12b-1 Fee)
Other operating       0.44%           n/a          0.44%         0.44%
expenses
Acquired fund
fees and              0.03%           n/a          0.03%         0.03%
expenses(5)
Total annual
Fund operating        1.07%           n/a          1.47%         0.82%
expenses(4)
Management fee       -0.19%           n/a         -0.19%        -0.19%
reduction(4)
Net annual Fund
operating             0.88%           n/a          1.28%         0.63%
expenses(4, 5)
FRANKLIN TOTAL
RETURN FUND (PRO
FORMA COMBINED)
Management Fee(4)     0.35%           n/a          0.35%         0.35%
Distribution          0.25%           n/a          0.65%         None
(12b-1 Fee)
Shareholder            None          None          None          None
servicing Fee
Other operating       0.44%           n/a          0.44%         0.44%
expenses
Acquired fund
fees and              0.03%           n/a          0.03%         0.03%
expenses(5)
Total Annual
Fund Operating        1.07%           n/a          1.47%         0.82%
Expenses(4)
Fee Waiver
and/or expense       -0.19%           n/a         -0.19%        -0.19%
reimbursement(4)
Net operating         0.88%           n/a          1.28%         0.63%
expenses(4)
* The Franklin Total Return Fund has Class B shares outstanding, but these shares are generally no longer offered for sale, except that existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
** Class I shares are issued by HSBC  Investor  Core Plus Fixed  Income Fund
  (Advisor).  The Franklin Total Return Fund offers Advisor Class shares.
 (1)The table reflects the combined fees and expenses of both the HSBC
  Investor Core Plus Fixed Income Fund/HSBC Investor Core Plus Fixed Income
  Fund (Advisor) and the HSBC Investor Core Plus Fixed Income Portfolio. See the "How do the Reorganizations affect certain Target Funds' master-feeder structures?" section of this Prospectus/Proxy Statement for more information regarding the master-feeder structure of the Target Funds.
(2)There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments of up to 0.25% of the Target Fund's average daily net assets attributable to Class A shares. No payments have been made and there is no current intention to charge the fee.
(3)AMUS, the Target Funds' adviser, has entered into a written expense limitation agreement with the Target Funds under which it will limit total expenses of the Funds (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.70% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares and 0.45% for Class I shares. The expense limitation is contractual and shall be in effect until March 1, 2010.
(4)The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Acquiring Fund so that common
  expenses   (i.e.,  a  combination  of  investment   management   fees,   fund
  administration fees, and other expenses, but excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Acquiring Fund do
  not  exceed  0.60%  (other  than  certain  non-routine   expenses  or  costs,
  including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2010. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Acquiring Fund's investment in a Franklin Templeton money fund. The manager is required by the Acquiring Fund's board of trustees and an exemptive order by the SEC to reduce its fee if the Acquiring Fund invests in a Franklin Templeton money fund.
(5)Net Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in shares of the HSBC Investor Core Plus Fixed Income Fund or HSBC Investor Core Plus Fixed Income Fund (Advisor) with the cost of investing in the Franklin Total Return Fund currently and on a PRO FORMA basis, and allows you to compare these costs with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

o   $10,000 investment
o   5% annual return
o   no changes in the Fund's operating expenses

The costs reflect the effects of expense limitations and/or fee waivers on the part of the investment adviser for the period of the contractual limitation and/or waiver. Absent such arrangements, the costs would be higher.

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                                                           Franklin Total
                     HSBC Investor Core                                     Return Fund
                     Plus Fixed Income            Franklin Total           (estimated PRO
                         Fund*                     Return Fund                FORMA)**
                1     3       5      10      1       3      5     10       1     3      5     10
              Year  Years   Years  Years   Year    Years  Years Years    Year  Years  Years  Years
---------------------------------------------------------------------------------------------------
Class A      $543   $844   $1,166  $2,076  $511(1)  $727  $960   $1,628    $511  $727  $960   $1,628
Shares
Class B
Shares
Assuming     $548  $818    $1,115   $2,119    n/a     n/a   n/a    n/a     n/a   n/a    n/a    n/a
redemption
Assuming no  $148  $618    $1,115   $2,119    n/a     n/a   n/a    n/a     n/a   n/a    n/a    n/a
redemption
Class C
Shares
Assuming     $248  $618    $1,115  $2,485    $230    $440  $772  $1,710    $230  $440  $772  $1,710
redemption
Assuming no  $148  $618    $1,115  $2,485    $130    $440  $772  $1,710    $130  $440  $772  $1,710
redemption
Class I
Shares/
Advisor       $46  $203      $374  $869       $64    $236  $423    $963     $64  $236  $423    $963
Class Shares r

* The Example reflects the combined fees and expenses of both the HSBC Investor Core Plus Fixed Income Fund/HSBC Investor Core Plus Fixed Income Fund (Advisor) and the HSBC Investor Core Plus Fixed Income Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the contingent deferred sales charge ("CDSC") is taken into account as well as other expenses.
  ---------------------------------------------------------------------------
  ** The estimated pro forma expenses for the Franklin Total Return Fund will not change if calculated based on the combination of the HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Intermediate Duration Fixed Income Fund into the Franklin Total Return Fund. (1) Assumes a CDSC will not apply.

The projected post-Reorganization PRO FORMA combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for one year. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund's assets, many of which are beyond the control of each Acquiring Fund or Franklin Advisers, Inc.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund's expense structure.

COMPARISON OF FUND PERFORMANCE

The following table shows, for the periods shown, the (unaudited) average annual total return for Class I shares of the Target Fund and Advisor Class shares of the Acquiring Fund, along with each Fund's primary benchmark index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. The table assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown. The returns for other share classes will differ from the returns shown because of differences in expenses of each class. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Performance shown for the Target Fund also reflects the impact of payments received during the years ended December 31, 2006 and December 31, 2008, in connection with certain class action settlements. Absent such payments, the Target Fund returns would have been lower. EACH FUND'S PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                                                Lipper
                  class I          ADVISOR                     Intermediate
                HSBC Investor       CLASS       Barclay's     Investment
               Core Plus Fixed    Franklin     Capital U.S.   Grade Debt
                 Income Fund        Total     Aggregate Bond     Funds
                  (Advisor)      Return Fund  Index (1) (2)   Average (3)
               ---------------------------------------------------------------
1999               -1.08%           -.72%         -.82%         -1.28%
2000               11.22%          10.80%        11.63%         10.08%
2001                9.12%           7.10%         8.44%          7.68%
2002                8.56%           8.47%        10.26%          8.27%
2003                4.53%           8.16%         4.10%          4.77%
2004                4.26%           5.53%         4.34%          3.93%
2005                2.40%           2.06%         2.43%          1.82%
2006                6.99%           5.12%         4.33%          4.06%
2007                5.18%           5.12%         6.97%          4.70%
2008               -7.07%          -5.23%         5.24%         -4.43%
YTD (as of          2.18%           1.43%
March 31,
2009)

(1)   The  unmanaged  Barclay's  Capital  U.S.  Aggregate  Bond  Index  is  the
benchmark index for the HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) and the Franklin Total Return Fund. The index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
(2) On November 1, 2008, the Lehman Brothers U.S. Aggregate Bond Index was rebranded as the Barclays Capital U.S. Aggregate Bond Index.
(3) The Lipper Intermediate Investment Grade Debt Funds Average is an additional benchmark index used by the HSBC Investor Core Plus Fixed Income Fund and the HSBC Investor Core Plus Fixed Income Fund (Advisor). The Lipper mutual fund average is an equally weighted average composed of mutual funds with similar investment objectives.

ACQUIRING FUND PERFORMANCE

For additional information regarding the performance of the Acquiring Fund, including the annual total returns for the past ten years and the 1-, 5- and 10- year average annual total returns, see the "Performance" and "Financial Highlights" sections of the Franklin Total Return Fund prospectus, which has been mailed with this Prospectus/Proxy Statement.

KEY DIFFERENCES IN RIGHTS OF TARGET FUND AND ACQUIRING FUND SHAREHOLDERS

HSBC Investor Core Plus Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund (Advisor) are separate series of HSBC Investor Funds and HSBC Advisor Funds Trust, respectively, each of which is a Massachusetts business trust. Class A, Class B, and Class C shares of HSBC Core Plus Fixed Income Fund are governed by the Declaration of Trust and Bylaws of HSBC Investor Funds. Class I shares of HSBC Core Plus Fixed Income Fund (Advisor) are governed by the Declaration of Trust and Bylaws of HSBC Advisor Funds Trust. Franklin Total Return Fund is organized as a separate series of Franklin Investors Securities Trust, a Delaware statutory trust, and is governed by an Agreement and Declaration of Trust and Bylaws. Key differences affecting the rights of shareholders under the HSBC Investor Core Plus Fixed Income Fund's Declarations of Trust/Bylaws and the Franklin Total Return Fund's Declaration of Trust/Bylaws are presented below.

HSBC Investor Core Plus Fixed Income
                Fund                       Franklin Total Return Fund
----------------------------------------------------------------------------
Quorum  for a  shareholder's  meeting  Quorum for a  shareholders'  meeting
is   generally   a  majority  of  the  is  generally  forty per cent of the outstanding  shares present in person  shares  entitled to vote,  which are
or by proxy.                           present in person or by proxy.
Generally,  the vote of 67 percent or  Generally,  a majority  of the votes
more   of   the   voting   securities  cast at a meeting  at which a quorum
present at a meeting,  if the holders  is   present    shall   decide   any
of  more  than  50   percent  of  the  questions,  unless the Agreement and
outstanding   voting  securities  are  Declaration   of  Trust  or   Bylaws
present or represented  by proxy,  or  otherwise require.
of  more  than  50   percent  of  the
outstanding     voting    securities,
whichever   is   less,   unless   the
Declaration   of  Trust   or   Bylaws
otherwise require.
Maximum number of days prior to a Maximum number of days prior to a shareholders' meeting during which a shareholders' meeting during which
record   date  may  be  set  by  that  a  record  date  may be set by  that
Fund's Board is 60.                    Fund's Board is 120.
Shareholders  must be  given at least  Shareholders  must be given at least
10 and not more  than 60 days  notice  10  and  not  more   than  120  days
of a shareholder meeting.              notice of shareholder meeting.
Shareholders  of the  Investor  Trust  Shareholders      can't      request
(A,  B,  C  shares)   can  request  a  shareholder  meeting for the purpose
shareholder   meeting  under  certain  of  removing  a  Trustee,   but  can
circumstances   for  the  purpose  of  request   a    meeting    to   elect
removing   a   Trustee;    Otherwise,  additional    trustees,     provided
shareholders  may  vote to  remove  a  certain    conditions    are    met.
Trustee   either  by  declaration  in  Shareholders  may  vote to  remove a writing or at a  shareholder  meeting  Trustee  at  a  shareholder  meeting
called for that purpose.               called for that purpose.


HSBC Investor Core Plus Fixed Income
           Fund (Advisor)                  Franklin Total Return Fund
--------------------------------------------------------------------------
Quorum  for a  shareholder's  meeting  Quorum for a  shareholders'  meeting is generally a majority of the is generally forty per cent of the outstanding shares entitled to vote, shares entitled to vote, which are which are present in person or by present in person or by proxy. proxy.
Generally,  the vote of 67 percent or  Generally,  a majority  of the votes more of the voting securities cast at a meeting at which a quorum present at a meeting, if the holders is present generally shall decide of more than 50 percent of the any questions, unless the Agreement outstanding voting securities are and Declaration of Trust or Bylaws present or represented by proxy, or otherwise require.
of  more  than  50   percent  of  the
outstanding     voting    securities,
whichever   is   less,   unless   the
Declaration   of  Trust   or   Bylaws
otherwise require.
Maximum number of days prior to a Maximum number of days prior to a shareholders' meeting during which a shareholders' meeting during which
record   date  may  be  set  by  that  a  record  date  may be set by  that
Fund's Board is 60.                    Fund's Board is 120.
Shareholders must be given at least Shareholders must be given 120 days 10 and not more than 60 days notice notice of a shareholder meeting.
of a shareholder meeting.
Shareholders  of the Advisor Trust (I  Shareholders      can't      request
shares) can request a shareholder shareholder meeting for the purpose meeting under certain circumstances of removing a Trustee, but can for the purpose of removing a request a meeting to elect Trustee; Otherwise, a Trustee may be additional trustees, provided removed at any meeting of certain conditions are met. Shareholders by a vote of 67% of the Shareholders may vote to remove a outstanding Shares of each series. Trustee at a shareholder meeting called for that purpose.


EXCHANGE PRIVILEGE FOR HOLDERS OF CLASS A SHARES OF THE HSBC INVESTOR CORE PLUS FIXED INCOME FUND

Class A shareholders of the HSBC Investor Core Plus Fixed Income Fund who receive Class A shares of the Franklin Total Return Fund in connection with the Reorganization may be eligible to exchange those shares for Advisor Class shares of the Franklin Total Return Fund following the Reorganization. Following the closing of the Reorganization, each HSBC Investor Core Plus Fixed Income Fund Class A shareholder that received Class A shares of the Franklin Total Return Fund may exchange those shares for Advisor Class shares of the Franklin Total Return Fund, provided that, the HSBC Investor Core Plus Fixed Income Fund Class A shareholder meets the eligibility requirements for investment in Advisor Class shares of the Franklin Total Return Fund. Advisor Class shares of the Franklin Total Return Fund have different class-specific expenses and a lower expense ratio than Class A shares. The two share classes, however, generally have the same or similar liquidation and other rights. The eligibility criteria and other information regarding Advisor Class shares of the Franklin Total Return Fund can be found in the Franklin Total Return Fund prospectus, which has been mailed with this Prospectus/Proxy Statement.


PROPOSAL (1)(A): APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION BY SHAREHOLDERS OF CLASS A, CLASS B AND CLASS C SHARES OF THE HSBC INVESTOR CORE PLUS FIXED INCOME FUND AS IT RELATES TO THE CLASS A, CLASS B, AND CLASS C SHARES OF THE FUND

Shareholders of Class A, Class B, and Class C shares of the HSBC Investor Core Plus Fixed Income Fund are being asked to approve the Plan as it relates to the Class A, Class B, and Class C shares of the Fund.

Class A, Class B, and Class C shares of the HSBC Investor Core Plus Fixed Income Fund are governed by the Declaration of Trust and Bylaws of HSBC
Investor Funds. Under these governing documents, approval of the Reorganization relating to the Class A, Class B, and Class C shares of the Fund requires the affirmative vote of a 1940 Act Majority (as previously defined). As stated above the approval of the Reorganization relating to the Class A, Class B and Class C shares is not dependent upon the approval of the Reorganization of the Class I shares of the HSBC Investor Core Plus Fixed Income Fund (Advisor). In the event shareholders of Class A, Class B and Class C shares do not approve the Reorganization, AMUS and the Board of Trustees will determine what, if any, additional action should be taken with respect to the Class A, Class B and Class C shares of the Fund.

PROPOSAL (1)(B): APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION BY SHAREHOLDERS OF CLASS I SHARES OF THE HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR) AS IT RELATES TO THE CLASS I SHARES OF THE FUND

Shareholders of Class I shares of the HSBC Core Plus Fixed Income Fund (Advisor) are being asked to approve the Plan as it relates to the Class I shares of the Fund.

Class I shares of the HSBC Investor Core Plus Fixed Income Fund (Advisor) are governed by the Declaration of Trust and Bylaws of HSBC Advisor Funds Trust. Under these governing documents, approval of the Reorganization relating to the Class I shares of the Fund requires the affirmative vote of a 1940 Act Majority (as previously defined). As stated above the approval of the Reorganization relating to the Class I shares is not dependent upon the approval of the Reorganization of the Class A, Class B and Class C shares of the HSBC Investor Core Plus Fixed Income Fund. In the event shareholders of Class I shares do not approve the Reorganization, AMUS and the Board of Trustees will determine what, if any, additional action should be taken with respect to the Class I shares of the HSBC Core Plus Fixed Income Fund.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR PROPOSALS 1(A) AND 1(B), AS APPROPRIATE.


                                  PROPOSAL 2

                               REORGANIZATION OF

             HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

                                     INTO

                          FRANKLIN TOTAL RETURN FUND

SUMMARY OF PROPOSAL

Shareholders of the HSBC Investor Intermediate Duration Fixed Income Fund are being asked to approve the Plan as it relates to the HSBC Investor Intermediate Duration Fixed Income Fund's Reorganization. As a result of the Reorganization, shareholders of the HSBC Investor Intermediate Duration Fixed Income Fund would receive shares in the Franklin Total Return Fund in an amount equal to the net asset value of their holdings in the HSBC Investor Intermediate Duration Fixed Income Fund as of the Closing Date, as determined pursuant to the Plan.

You should consult the Prospectus dated March 1, 2009 (as supplemented), for more information about the Franklin Total Return Fund, a series of Franklin Investors Securities Trust, which has been mailed with this Prospectus/Proxy Statement and is incorporated herein by reference. A form of the Plan is attached hereto as Attachment II to this Prospectus/Proxy Statement. For more information regarding the calculation of the number of Acquiring Fund shares to be issued in connection with the Reorganization, please refer to the "How will the number of shares of an Acquiring Fund that I will receive be determined?" section above.

COMPARISON OF INVESTMENT OBJECTIVES/GOALS AND STRATEGIES

The  following  summarizes  the  investment  objective/goals,   strategies  and
management differences, if any, between HSBC Investor Intermediate Duration Fixed Income Fund and the Franklin Total Return Fund:

                           HSBC Investor
                       Intermediate Duration       Franklin Total Return
                         Fixed Income Fund                 Fund
-----------------------------------------------------------------------------

Investment           The investment objective    The Fund's principal
Goal(s)/Objective(s) of the HSBC Investor        investment goal is to
                     Intermediate Duration       provide high current
                     Fixed Income Fund is to     income, consistent with
                     maximize total return,      preservation of capital.
                     consistent with             Its secondary goal is
                     reasonable risk. The        capital appreciation
                     "total return" sought by    over the long term.
                     the Fund consists of
                     income earned on
                     investments, plus capital
                     appreciation, if any,
                     which generally arises
                     from decreases in
                     interest rates or
                     improving credit
                     fundamentals for a
                     particular sector or
                     security.
Investment           The Fund  seeks to achieve  Under    normal    market
Strategies           its  investment  objective  conditions,    the   Fund
                     by  investing  all  of its  invests  at least  80% of
                     assets    in   the    HSBC  its assets in  investment
                     Investor      Intermediate  grade   debt   securities
                     Duration    Fixed   Income  and          investments,
                     Portfolio             (the  including  government and
                     "Portfolio"),   which  has  corporate            debt
                     the    same     investment  securities,     mortgage-
                     objective as the Fund.      and          asset-backed
                     --------------------------  securities,    investment
                                                 grade   corporate   loans
                     Under    normal     market  and     futures      with
                     conditions,  the Portfolio  reference      securities
                     invests  at  least  80% of  that    are    investment
                     its net  assets  in  fixed  grade.  The Fund  focuses
                     income  securities.  These  on     government     and
                     securities   may   include  corporate            debt
                     U.S.            government  securities  and mortgage-
                     securities  and  corporate  and          asset-backed
                     debt           securities,  securities.
                     commercial          paper,
                     mortgage-backed             Additionally,   the  Fund
                     securities             and  may  invest  up to 20% of
                     asset-backed   securities,  its   total   assets   in
                     and   similar   securities  non-investment      grade
                     issued     by      foreign  debt          securities,
                     governments            and  including  up  to  5%  in
                     corporations.          The  securities   rated  lower
                     Portfolio          invests  than    B   by   S&P   or
                     primarily  in   investment  Moody's,     which    may
                     grade   debt   securities,  include         defaulted
                     but may  invest  up to 25%  securities.
                     of  its  total  assets  in
                     high   yield    securities  In order  to  effectively
                     ("junk    bonds").     The  manage  cash  flows in or
                     Portfolio  may  invest  up  out  of  the  Fund,   the
                     to  30%   of   its   total  Fund  may  buy  and  sell
                     assets    in    securities  financial         futures
                     denominated   in   foreign  contracts  or  options on
                     currencies,  including, to  such contracts.  The Fund
                     a  limited  extent,  those  may  also,  from  time to
                     in  emerging  markets  and  time,  enter into forward
                     may  invest   beyond  this  currency        contracts
                     limit        in       U.S.  (including          cross
                     dollar-denominated          currency   forwards)  and
                     securities    of   foreign  currency          futures
                     issuers.                    contracts   to   try   to
                                                 hedge  (protect)  against
                     Additionally,          the  currency   exchange  rate
                     Portfolio  may invest more  fluctuations     or    to
                     than 50% of its  assets in  generate     income    or
                     mortgage-backed             returns for the Fund.
                     securities       including
                     mortgage      pass-through  The  Fund may  invest  up
                     securities,                 to  25%   of  its   total
                     mortgage-backed  bonds and  assets     in     foreign
                     collateralized    mortgage  securities,  including up
                     obligations   (CMOs)  that  to  20%   of  its   total
                     carry   a   guarantee   of  assets    in     non-U.S.
                     timely payment.             dollar        denominated
                                                 securities  and up to 10%
                     The  Portfolio  may invest  of its  total  assets  in
                     in              derivative  emerging           market
                     instruments,    including,  securities.
                     but   not    limited   to,
                     financial    and   foreign
                     currency           futures
                     contracts   as   well   as
                     options   on   securities,
                     foreign  currencies,   and
                     foreign currency  futures.
                     The  Portfolio  intends to
                     do   so   primarily    for
                     hedging  purposes  or  for
                     cash management  purposes,
                     as   a   substitute    for
                     investing    directly   in
                     fixed  income  securities,
                     but  may  also  do  so  to
                     enhance  return  when  the
                     subadviser   believes  the
                     investment   will   assist
                     the      Portfolio      in
                     achieving  its  investment
                     objectives.

Investment Adviser   HSBC Global Asset          Franklin Advisers, Inc.
                     Management (USA) Inc.

Subadviser           Halbis Capital Management  Franklin Templeton
                     (USA) Inc.                 Institutional, LLC

Portfolio Manager(s) Kim Golden                 Roger Bayston, Kent
                                                Burns, Christopher J.
                                                Molumphy, David Yuen,
                                                Michael J. Materasso

As you can see from the chart above, the investment objective/goals and strategies of the HSBC Investor Intermediate Duration Fixed Income Fund are similar to those of the Franklin Total Return Fund. Both primarily invest in investment grade securities, such as U.S. government securities, corporate debt securities and mortgage- and asset-backed securities. There are, however, differences that you should consider. The HSBC Investor Intermediate Duration Fixed Income Fund may invest up to 25% of its assets in non-investment grade securities, while the Franklin Total Return Fund may invest only 20% of its assets in such securities. In addition, the HSBC Investor Intermediate Duration Fixed Income Fund may invest up to 30% of its total assets in securities denominated in foreign currencies while the
Franklin Total Return Fund may invest only 20% of its assets in such securities. While these percentages are similar, a higher exposure to non-investment grade securities and securities denominated in foreign currencies may increase a Fund's risk.

As noted above, the Franklin Total Return Fund, as part of its principal investment strategies, may invest in both domestic and foreign issuers. While the HSBC Investor Intermediate Duration Fixed Income Fund also may invest in foreign issuers, as of January 31, 2009, 4.1% of the Franklin Total Return Fund portfolio was comprised of foreign securities, while 0.5% of the HSBC Investor Intermediate Duration Fixed Income Fund's portfolio was comprised of foreign securities. For more information about Franklin Total
Return Fund's investment goals, principal investment strategies and risks, see the "Goals and Strategies" and "Main Risks" sections of the Franklin Total Return Fund prospectus, which has been mailed with this Prospectus/Proxy Statement. For a discussion of the differences in each Fund's fundamental and non-fundamental investment policies, see Attachment I to this Prospectus/Proxy Statement.

COMPARISON OF PRINCIPAL RISKS

The principal risks associated with the HSBC Investor Intermediate Duration Fixed Income Fund and the Franklin Total Return Fund are similar because they have similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Many factors affect a Fund's performance. A Fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund's reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Both Funds are subject to the following principal risks:

CURRENT CREDIT AND GENERAL MARKET CONDITIONS. A Fund's performance will change daily based on many factors, including the quality of the instruments in a Fund's investment portfolio, national and international economic conditions and general market conditions. The fixed-income and credit markets are experiencing a period of extreme volatility which has negatively and substantially impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage- and asset-backed and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, debt instruments are experiencing greater illiquidity, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals may continue to have an adverse effect on price of the securities held by the Fund.

INTEREST RATE RISK. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer durations are more sensitive to these price changes. Increases in interest rates may also have a negative effect on the types of companies in which the Funds invest because these companies may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

CREDIT RISK. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

CALL/PREPAYMENT RISK. A debt security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large amount of its assets invested in debt securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

HIGH YIELD  ("JUNK  BONDS")  RISK.  Securities  rated below  investment  grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

Derivatives/Leverage Risk. Futures, options and swap contracts are considered derivative investments because their performance and value depend on the performance or value of the underlying asset. Derivative investments involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use may depend on the manager's ability to predict market movements. If derivatives are used for leverage, their use would involve leveraging risk as well. Leverage, including borrowing, may cause a Fund's price and performance to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities. Derivative risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. Some derivatives are particularly sensitive to changes in interest rates. The risk of loss to the Fund for a swap transaction on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive; if the Fund is obligated to pay the net amount, the Fund's risk of loss is limited to the net amount due.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-based security) later than expected. This may happen during a period of rising interest rates.

FOREIGN SECURITIES RISK. Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in a Fund and affect its share price.

The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund's investments.

The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

CURRENCY EXCHANGE RATES RISK. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

INCOME RISK. Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

PORTFOLIO TURNOVER. The manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. Because of the anticipated use of certain investment strategies, the Fund's turnover rate may exceed 100% per year. The rate of portfolio turnover will not be a limiting factor for the manager in making decisions on when to buy or sell securities, including entering into mortgage dollar rolls. High turnover will increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.

The HSBC Investor Intermediate Duration Fixed Income Fund is subject to the following additional principal risks:

WHEN-ISSUED SECURITIES. The price and yield of securities purchased on a "when-issued" basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a "when-issued" transaction fails to deliver or pay for the security. In addition, purchasing securities on a "when-issued" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" security may have a lesser (or greater) value at the time of settlement than the Fund's or Portfolio's payment obligation with respect to that security.

The Franklin Total Return Fund is subject to the following additional principal risks:

MORTGAGE DOLLAR ROLLS. In a mortgage dollar roll, the Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Fund's portfolio and increase the Fund's sensitivity to interest rate changes.

FLOATING RATE CORPORATE LOANS. The Fund is subject to the risk that the scheduled interest or principal payments on its floating rate investments will not be paid. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of the Fund's shares also will decline. Floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

COMPARATIVE FEE TABLES

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Target Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization. The shareholder fees presented below for the Acquiring Fund apply both before and after giving effect to the Reorganization. However, you will not have to pay any front-end sales charge on any shares of the Acquiring Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees, distribution and shareholder servicing fees and administrative costs, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a PRO FORMA combined basis.

The Annual Fund Operating Expenses shown in the table below represent expenses for the 12 months ended October 31, 2008 for the HSBC Investor Intermediate Duration Fixed Income Fund and Franklin Total Return Fund and those projected for the Franklin Total Return Fund on a PRO FORMA basis after giving effect to the proposed Reorganization, and are based on PRO FORMA combined net assets as if the transaction had occurred on October 31, 2008.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
                                                           CLASS I
                                                           SHARES/
                                                           ADVISOR
                    CLASS A      CLASS B      CLASS C       CLASS
                     SHARES      SHARES*       SHARES      SHARES**
                   ----------------------------------------------------
HSBC INVESTOR
INTERMEDIATE
DURATION FIXED
INCOME FUND
Maximum sales
charge (load) on
purchases (as a
percentage of
offering             4.75%         None         None         None
price)(1)
Maximum deferred
sales charge
(load) on
redemptions (as       None        4.00%        1.00%         None
a percentage of
sales price)
Redemption/Exchang
Fee (as a
percentage of        2.00%        2.00%        2.00%        2.00%
amount redeemed
or exchanged)(2)
FRANKLIN TOTAL
RETURN FUND
Maximum sales
charge (load) on
purchases (as a
percentage of       4.25%(3)       n/a          None         None
offering price)
Maximum deferred
sales charge
(load) on
redemptions (as     None(4)        n/a         1.00%         None
a percentage of
sales price)
Redemption/Exchang
Fee (as a
percentage of         None         n/a          None         None
amount redeemed
or exchanged)

* The Franklin Total Return Fund has Class B shares outstanding, but these shares are generally no longer offered for sale, except that existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
**The HSBC Investor  Intermediate Duration Fixed Income Fund offers Class I shares.  The Franklin Total Return Fund offers Advisor Class shares.
(1)Lower sales charges are available depending on the amounts invested.
(2)A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. No redemption fee will be imposed on the cancellation of Target Fund shares in connection with the Reorganization.
(3)The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
(4)There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more, which will not apply to shares received as part of the Reorganizations. See "Sales Charges - Class A" under "Choosing a Share Class" in the Franklin Total Return Fund prospectus.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
                                                           CLASS I
                                                           SHARES/
                                                           ADVISOR
                    CLASS A      CLASS B      CLASS C       CLASS
                     SHARES      SHARES*       SHARES      SHARES**
                   ----------------------------------------------------
HSBC INVESTOR
INTERMEDIATE
DURATION FIXED
INCOME FUND(1)
Management Fee       0.40%        0.40%        0.40%        0.40%
Distribution        0.00%(2)      0.75%        0.75%         None
(12b-1 Fee)
Shareholder          0.25%        0.25%        0.25%         None
servicing Fee
Other operating      1.11%        1.11%        1.11%        1.11%
expenses
Total Fund
Operating
Expenses             1.76%        2.51%        2.51%        1.51%
Fee Waiver
and/or expense       1.11%        1.11%        1.11%        1.11%
reimbursement(3)
Net operating        0.65%        1.40%        1.40%        0.40%
expenses

FRANKLIN TOTAL
RETURN FUND
Management           0.35%         n/a         0.35%        0.35%
Fee(4)
Distribution         0.25%         n/a         0.65%         None
(12b-1 Fee)
Other operating      0.44%         n/a         0.44%        0.44%
expenses
Acquired fund
fees and             0.03%         n/a         0.03%        0.03%
expenses(5)
Total annual
Fund operating       1.07%         n/a         1.47%        0.82%
expenses(4)
Management fee       -0.19%        n/a         -0.19%      -0.19%
reduction(4)
Net annual Fund
operating            0.88%         n/a         1.28%        0.63%
expenses(4, 5)

FRANKLIN TOTAL
RETURN FUND (PRO
FORMA COMBINED)
Management Fee(4)    0.35%         n/a         0.35%        0.35%
Distribution         0.25%         n/a         0.65%         None
(12b-1 Fee)
Shareholder           None         None         None         None
servicing Fee
Other operating      0.44%         n/a         0.44%        0.44%
expenses
Acquired fund
fees and             0.03%         n/a         0.03%        0.03%
expenses(5)
Total Annual
Fund Operating       1.07%         n/a         1.47%        0.82%
Expenses(4)
Fee Waiver
and/or expense      -0.19%         n/a        -0.19%       -0.19%
reimbursement(4)
Net operating        0.88%         n/a         1.28%        0.63%
expenses(4)

* The Franklin Total Return Fund has Class B shares outstanding, but these shares are generally no longer offered for sale, except that existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
**The HSBC Investor  Intermediate Duration Fixed Income Fund offers Class I shares.  The Franklin Total Return Fund offers Advisor Class shares.
(1)The table reflects the combined fees and expenses of both the HSBC
  Investor Intermediate Duration Fixed Income Fund and the HSBC Intermediate Duration Fixed Income Portfolio. See the "How do the Reorganizations affect certain Target Funds' master-feeder structures?" section of this Prospectus/Proxy Statement for more information regarding the master-feeder structure of the Target Funds.
(2)There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments of up to 0.25% of the Target Fund's average daily net assets attributable to Class A shares. No payments have been made and there is no current intention to charge the fee.
(3)AMUS, the Target Fund's adviser, has entered into a written expense limitation agreement with the Target Fund under which it will limit total expenses of the Target Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.70% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares and 0.45% for Class I shares. The expense limitation is contractual and shall be in effect until March 1, 2010.
(4)The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Acquiring Fund so that common expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Acquiring Fund do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2010. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Acquiring Fund's investment in a Franklin Templeton money fund. The manager is required by the Acquiring Fund's board of trustees and an exemptive order by the SEC to reduce its fee if the Acquiring Fund invests in a Franklin Templeton money fund.
(5)Net Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Acquiring Fund and do not include acquired fund fees and expenses.


EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in shares of the HSBC Investor Intermediate Duration Fixed Income Fund with the cost of investing in the Franklin Total Return Fund currently and on a PRO FORMA basis, and allows you to compare these costs with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

o   $10,000 investment
o   5% annual return
o   no changes in the Fund's operating expenses

The costs reflect the effects of expense limitations and/or fee waivers on the part of the investment adviser for the period of the contractual limitation and/or waiver. Absent such arrangements, the costs would be higher.

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

                HSBC Investor                                                         Franklin Total
                Intermediate                                                          Return Fund
               Duration Fixed                           Franklin Total                 (estimated PRO
                Income Fund*                             Return Fund                    forma)**
-------------------------------------------------------------------------------------------------------------
             1      3       5      10             1       3       5       10       1      3       5      10
            Year  Years   Years   Years          Year    Years   Years   Years    Year  Years   Years   Years
Class A     $538  $900   $1,285   $2,36         $511(1)  $727    $960   $1,628    $511  $727    $960    $1,628
Shares
Class B
Shares
Assuming    $543  $876  $1,236   $2,406          n/a     n/a     n/a     n/a      n/a    n/a     n/a     n/a
redemption
Assuming
no
redemption  $143  $676  $1,236   $2,406          n/a     n/a     n/a     n/a      n/a    n/a     n/a     n/a
Class C
Shares
Assuming    $243  $676  $1,236   $2,762         $230    $440    $772    $1,710   $230   $440    $772    $1,710
redemption
Assuming
no          $143  $676  $1,236   $2,762         $130    $440    $772    $1,710   $130   $440    $772    $1,710
redemption
Class I
Shares/
Advis        $41  $368    $718   $1,706          $64    $236    $423     $963     $64   $236    $423      $963
Classor
Shares


* The  Example  reflects  the  combined  fees  and  expenses  of both  the HSBC
  Investor  Intermediate  Duration  Fixed  Income  Fund and the  HSBC  Investor
  Intermediate Duration Fixed Income Portfolio. For Class B and Class C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.
**The estimated pro forma expenses for the Franklin Total Return Fund will not change if calculated based on the combination of the HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) and HSBC Investor Intermediate Duration Fixed Income Fund into the Franklin Total Return Fund.
(1)Assumes a CDSC will not  apply.

The projected post-Reorganization PRO FORMA combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for one year. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund's assets, many of which are beyond the control of the Acquiring Fund or Franklin Advisers, Inc.

If the Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund's expense structure.

COMPARISON OF FUND PERFORMANCE

The following  table shows,  for the periods  shown,  the  (unaudited)  average annual total return for Class I shares of the Target Fund and the Advisor Class shares of the Acquiring Fund, along with each Fund's primary benchmark index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. The table assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown. The returns for other share classes will differ from the returns shown because of differences in expenses of each class. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Performance shown for the Target Fund also reflects the impact of payments received during the years ended December 31, 2006 and December 31, 2008, in connection with certain class action settlements. Absent such payments, the Target Fund returns would have been lower. Each Fund's past performance is not a guarantee of future results.

                                                    Barclay's
                                                     Capital      Lipper
                    Class I                           U.S.       Intermediate
                 HSBC Investor                      Aggregate    Investment
                  Intermediate      Advisor Class     Bond       Grade Debt
                 Duration Fixed     Franklin Total   Index         Funds
                  Income Fund*       Return Fund      (1,2)     Average (3)
             --------------------------------------------------------------
2002                 7.55%              8.47%        10.26%       8.27%
2003                 3.35%              8.16%         4.10%       4.77%
2004                 3.23%              5.53%         4.34%       3.93%
2005                 1.29%              2.06%         2.43%       1.82%
2006                 9.15%              5.12%         4.33%       4.06%
2007                 4.78%              5.12%         6.97%       4.70%
2008                -5.31%             -5.23%         5.24%      -4.43%
YTD (as of           2.41%              1.43%
March 31,
2009)
(1) The unmanaged Barclay's Capital U.S. Aggregate Bond Index is the benchmark index for both the HSBC Investor Intermediate Duration Fixed Income Fund and the Total Return Fund. The index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
(2) On November 1, 2008, the Lehman Brothers U.S. Aggregate Bond Index was rebranded as the Barclays Capital U.S. Aggregate Bond Index.
(3) The Lipper Intermediate Investment Grade Debt Funds Average is an additional benchmark index used by the HSBC Investor Intermediate Duration Fixed Income Fund. The Lipper mutual fund average is an equally weighted average composed of mutual funds with similar investment objectives.

ACQUIRING FUND PERFORMANCE

For additional information regarding the performance of the Acquiring Fund, including the annual total returns for the past ten years and the 1-, 5- and 10- year average annual total returns, see the "Performance" and "Financial Highlights" sections of the Franklin Total Return Fund prospectus which has been mailed with this Prospectus/Proxy Statement.

KEY DIFFERENCES IN RIGHTS OF TARGET FUND AND ACQUIRING FUND SHAREHOLDERS

HSBC Investor Intermediate Duration Fixed Income Fund is organized as a separate series of HSBC Investor Funds, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Franklin Total Return Fund is organized as a separate series of Franklin Investors Securities Trust, a Delaware statutory trust, and is governed by an Agreement and Declaration of Trust and Bylaws. Key differences affecting the rights of shareholders under the HSBC Investor Intermediate Duration Fixed Income Fund's Declaration of
Trust/Bylaws and Franklin Total Return Fund's Agreement and Declaration of Trust/Bylaws are presented below.

    HSBC Investor Intermediate
    Duration Fixed Income Fund        Franklin Total Return Fund
-----------------------------------------------------------------------
Quorum    for   a    shareholder's  Quorum   for   a    shareholders'
meeting  is  generally  a majority  meeting  is  generally  forty per of the outstanding  shares present  cent of the  shares  entitled  to
in person or by proxy.              vote,   which  are   present   in
                                    person or by proxy.
Generally,  the vote of 67 percent  Generally,   a  majority  of  the
or more of the  voting  securities  votes  cast at a meeting at which
present  at  a  meeting,   if  the  a  quorum  is  present  generally
holders  of more  than 50  percent  shall   decide   any   questions,
of    the    outstanding    voting  unless    the    Agreement    and
securities    are    present    or  Declaration  of Trust  or  Bylaws
represented  by proxy,  or of more  otherwise require.
than    50    percent    of    the
outstanding   voting   securities,
whichever  is  less,   unless  the
Declaration  of  Trust  or  Bylaws
otherwise require.
Maximum  number of days prior to a  Maximum  number of days  prior to
shareholders'    meeting    during  a  shareholders'  meeting  during
which a record  date may be set by  which a  record  date  may be set
that Fund's Board is 60.            by that Fund's Board is 120.
Shareholders   must  be  given  at  Shareholders  must  be  given  at
least  10 and  not  more  than  60  least  10 and not  more  than 120
days   notice  of  a   shareholder  days   notice   of    shareholder
meeting.                            meeting.

Shareholders can request a Shareholders can't request shareholder meeting under certain shareholder meeting for the circumstances for the purpose of purpose of removing a Trustee, removing a Trustee; Otherwise, but can request a meeting to shareholders may vote to remove a elect additional trustees, Trustee either by declaration in provided certain conditions are writing or at a shareholder met. Shareholders may vote to meeting called for that purpose. remove a Trustee at a shareholder  meeting  called  for
                                    that purpose.


PROPOSAL  2:  APPROVAL  OF  THE  AGREEMENT  AND  PLAN  OF   REORGANIZATION   BY
SHAREHOLDERS OF THE HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

Shareholders of Class A, Class B, Class C and Class I shares of the HSBC Investor Intermediate Duration Fixed Income Fund are being asked to approve the Reorganization by approving the Plan. Under the Declaration of Trust and Bylaws of the Fund, approval of the Reorganization requires the affirmative vote of a 1940 Act Majority (as previously defined). In the event shareholders of the Fund do not approve the Reorganization, AMUS and the Board of Trustees will determine what, if any, additional action should be taken with respect to the Fund.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR PROPOSAL 2.


                                  PROPOSAL 3

                               Reorganization of

                   HSBC Investor New York Tax-Free Bond Fund

                                     Into

           Franklin New York Intermediate-Term Tax-Free Income Fund

Summary of the Proposal

Shareholders of the HSBC Investor New York Tax-Free Bond Fund are being asked to approve the Plan as it relates to the HSBC Investor New York Tax-Free Bond Fund's Reorganization. As a result of the Reorganization, shareholders of the HSBC Investor New York Tax-Free Bond Fund will receive shares in the
Franklin New York Intermediate-Term Tax-Free Income Fund in an amount equal to the net asset value of their holdings in the HSBC Investor New York Tax-Free Bond Fund as of the Closing Date, as determined pursuant to the Plan.

You should consult the Prospectus dated February 1, 2009 (as supplemented), for more information about the Franklin New York Intermediate-Term Tax-Free Income Fund, a series of Franklin New-York Tax-Free Trust, which has been mailed with this Prospectus/Proxy Statement and is incorporated herein by reference. A form of the Plan is attached hereto as Attachment II to this Prospectus/Proxy Statement. For more information regarding the calculation of the number of Acquiring Fund shares to be issued, please refer to the "How will the number of shares of an Acquiring Fund that I will receive be determined?" section above.

COMPARISON OF INVESTMENT OBJECTIVES/GOALS AND STRATEGIES

The  following  summarizes  the  investment  objective/goals,   strategies  and
management differences, if any, between the HSBC Investor New York Tax-Free Bond Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund:

                                                Franklin New York
                   HSBC Investor New York       Intermediate-Term
                     Tax-Free Bond Fund       Tax-Free Income Fund
                  ----------------------------------------------------
Investment       To  provide   shareholders  To   provide    investors
Goal(s)/Objectiveof)the  Fund  with  income  with as  high a level  of
                 exempt    from     regular  income     exempt    from
                 federal,  New  York  State  federal  income taxes and
                 and    New    York    City  New  York  State  and New
                 personal income taxes.      York    City     personal
                                             income    taxes   as   is
                                             consistent  with  prudent
                                             investment     management
                                             and the  preservation  of
                                             shareholders' capital.
Investment       As a  fundamental  policy,  Under    normal    market
Strategies       under    normal     market  conditions,    the   Fund
                 conditions,    the    Fund  invests  at least  80% of
                 invests  at  least  80% of  its   total   assets   in
                 its    net    assets    in  securities    that    pay
                 obligations  of the  State  interest     free    from
                 of  New   York   and   its  federal   income   taxes,
                 authorities,     agencies,  including   the   federal
                 instrumentalities      and  alternative  minimum tax,
                 political    subdivisions,  and from  New York  State
                 and  of  Puerto  Rico,  or  personal   income  taxes.
                 the U.S.  territories  and  As   a    non-fundamental
                 their         authorities,  policy,   the  Fund  also
                 agencies,                   normally    invests    at
                 instrumentalities      and  least  80% of  its  total
                 political    subdivisions,  assets   in    securities
                 the  interest  on which is  that  pay  interest  free
                 exempt    from     regular  from the personal  income
                 federal  income  tax,  and  taxes of New York City.
                 New  York  State  and  New
                 York City personal  income  Additionally,    although
                 taxes.     Under    normal  the Fund  tries to invest
                 circumstances,   at  least  all  of  its   assets  in
                 80%  of  the   Fund's  net  tax-free  securities,  it
                 assets  will  be  invested  is   possible,   although
                 in     obligations     the  not anticipated,  that up
                 interest   on   which   is  to  20%   of  its   total
                 exempt  from both  regular  assets    may    be    in
                 federal   income  tax  and  securities    that    pay
                 the  federal   alternative  taxable         interest,
                 minimum tax.                including  interest  that
                 --------------------------  may  be  subject  to  the
                                             federal       alternative
                 Additionally,   the   Fund  minimum tax.
                 may  invest  up to  20% of
                 its    net    assets    in  The Fund may also  invest
                 obligations  the  interest  up to 35%  of its  assets
                 income    on    which   is  in  municipal  securities
                 subject  to  federal,  New  issued       by      U.S.
                 York  State  and New  York  territories.
                 City    personal    income
                 taxes.     In    addition,
                 dividends  attributable to
                 interest     on    certain
                 municipal  obligations may
                 be subject to the  federal
                 alternative  minimum  tax.
                 The  Fund  may  invest  in
                 taxable  securities  (such
                 as     U.S.     Government
                 obligations             or
                 certificates   of  deposit
                 of  domestic  banks)  only
                 if such  securities are of
                 comparable   quality   and
                 credit   risk   with   the
                 municipal      obligations
                 described above.

Investment       HSBC Global Asset          Franklin Advisers, Inc.
Adviser          Management (USA)

Investment       Halbis Capital Management  n/a
Subadviser       (USA) Inc.

Portfolio        Brian M. Lockwood          James P. Conn, CFA
Manager(s)       Brian F. Colalucci         John Pomeroy

As you can see from the chart above, the investment objective/goals and strategies of the HSBC Investor New York Tax-Free Bond Fund are similar to those of the Franklin New York Intermediate-Term Tax-Free Income Fund. Each seeks to provide income that is exempt from federal, New York State and New York City personal income taxes and invests at least 80% of its total assets in securities that provide such income. There are, however, differences that you should consider. For example, while both the HSBC Investor New York
Tax-Free Bond Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund seek to provide income that is exempt from New York City personal income taxes, only the HSBC Investor New York Tax-Free Bond Fund had made the pursuit of such income a fundamental policy. Policies that are fundamental may only be changed upon approval by shareholders.

The Franklin New York Intermediate-Term Tax-Free Income Fund has, in the past, maintained a shorter average effective maturity than the HSBC Investor New York Tax-Free Bond Fund (8.9 years for the Franklin New York
Intermediate-Term  Tax-Free  Income  Fund as of March 31,  2009 as  compared to
11.3 years for the HSBC Investor New York Tax-Free Bond Fund as of January 31, 2009) and a larger allocation to AAA-rated securities (34.5% for the Franklin New York Intermediate-Term Tax-Free Income Fund as of March 31, 2009 as compared to 4% for the HSBC Investor New York Tax-Free Bond Fund as of January 31, 2009). The Franklin New York Intermediate-Term Tax-Free Income Fund only invests in securities rated BBB or better while the HSBC Investor New York Tax-Free Bond Fund has no such limitation. The Franklin New York Intermediate-Term Tax-Free Income Fund maintains a dollar-weighted average portfolio maturity of three to 10 years.

The HSBC Investor New York Tax-Free Bond Fund is considered to be "non-diversified" under the 1940 Act, which means that the Fund can invest a greater percentage of its assets in fewer securities than the Franklin New York Intermediate-Term Tax-Free Income Fund, a "diversified" fund. For more information about Franklin New York Intermediate-Term Tax-Free Income Fund's investment objectives/goals, principal investment strategies and risks, see the "Goals and Strategies" and "Main Risk" sections of the Franklin New York Intermediate-Term Tax-Free Income Fund's prospectus, which has been mailed with this Prospectus/Proxy Statement. For a discussion of the differences in each Fund's fundamental and non-fundamental investment policies, see Attachment I to this Prospectus/Proxy Statement.

COMPARISON OF PRINCIPAL RISKS

The principal risks associated with the HSBC Investor New York Tax-Free Bond Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund are similar because they have similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Many factors affect a Fund's performance. A Fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund's reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Both Funds are subject to the following principal risks:

MARKET RISK: A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

CREDIT RISK: An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

INTEREST RATE RISK: When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

CONCENTRATION RISK: Because each Fund concentrates its investments in New York municipal obligations and may invest a significant portion of its assets in the securities of a single issuer or sector, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

STATE-SPECIFIC RISK (NEW YORK): A fund investing primarily within a single state, such as New York, is by definition, less diversified geographically then one investing across many states and therefore has greater exposure to adverse economic and political changes within the state, as well as risks associated with any natural disasters or acts of terrorism that might impact the State of New York. Historically, New York State and other issuers of New York municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. If such difficulties arise, you could lose money on your investment.

TAX-EXEMPT SECURITIES RISK: While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service, or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the Fund's shares, to decline.

WHEN-ISSUED SECURITIES. The price and yield of securities purchased on a "when-issued" basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a "when-issued" transaction fails to deliver or pay for the security. In addition, purchasing securities on a "when-issued" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" security may have a lesser (or greater) value at the time of settlement than the Fund's payment obligation with respect to that security.

INCOME RISK. Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

The HSBC Investor New York Tax-Free Bond Fund is subject to the following additional principal risks:

NON-DIVERSIFIED RISK: A fund that is classified as non-diversified has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers. This makes that fund's performance more susceptible to a single economic, political or regulatory event than a diversified fund might be.

DERIVATIVES RISK: Gains and losses from speculative positions in a derivative may be much greater than the derivative's original cost. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The Fund's investment in a derivative instrument could lose more than the principal amount invested. These investments could increase the Fund's price volatility or reduce the return on your investment.

The Franklin New York Intermediate-Term Tax-Free Income Fund is subject to the following additional principal risks:

CALL/PREPAYMENT RISK. A debt security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large amount of its assets invested in debt securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

CANCELLATION RISK: Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

COMPARATIVE FEE TABLES

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the HSBC Investor New York Tax-Free Bond Fund with the Franklin New York Intermediate-Term Tax-Free Income Fund and to analyze the estimated expenses that the Franklin New York Intermediate-Term Tax-Free Income Fund expects to bear following the Reorganization. The shareholder fees presented below for the Franklin New York Intermediate-Term Tax-Free Income Fund apply both before and after giving effect to the Reorganization. However, you will not have to pay any front-end sales charge on any shares of the Franklin New York Intermediate-Term Tax-Free Income Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees, distribution and shareholder servicing fees and administrative costs, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a PRO forma combined basis.

The Annual Fund Operating Expenses shown in the table below represent expenses for the 12 months ended October 31, 2008 and September 30, 2008 for the HSBC Investor New York Tax-Free Bond Fund and Franklin New York Intermediate-Term Tax-Free Income Fund, respectively, and those projected for the Franklin New York Intermediate-Term Tax-Free Income Fund on a PRO FORMA basis after giving effect to the proposed Reorganization, and are based on PRO FORMA combined net assets as if the transaction had occurred on September 30, 2008. The expense table information provided for the period prior to the transaction is based on the most recent prospectuses of the HSBC Investor New York Tax-Free Bond and Franklin New York Intermediate-Term Tax-Free Income Funds, while the pro forma information is based on the 12 month period ended September 30, 2008.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
                                                           CLASS I
                                                           SHARES/
                                                           ADVISOR
                    CLASS A      CLASS B      CLASS C       CLASS
                     SHARES      SHARES*       SHARES      SHARES**
                -------------------------------------------------------
HSBC INVESTOR
NEW YORK
TAX-FREE BOND
FUND
Maximum sales
charge (load) on
purchases (as a
percentage of
offering             4.75%         None         None         None
price)(1)
Maximum deferred
sales charge
(load) on
redemptions (as       None        4.00%        1.00%         None
a percentage of
sales price)
Redemption/Exchang
Fee (as a
percentage of     e  2.00%        2.00%        2.00%        2.00%
amount redeemed
or exchanged)(2)
FRANKLIN NEW
YORK
INTERMEDIATE-TERM
TAX-FREE INCOME
FUND
Maximum sales
charge (load) on
purchases (as a     2.25%(3)       n/a          None         None
percentage of
offering price)
Maximum deferred
sales charge
(load) on
redemptions (as     None(4)        n/a         1.00%         None
a percentage of
sales price)
Redemption/Exchang
Fee (as a
percentage of     e   None         n/a          None         None
amount redeemed
or exchanged)

* The Franklin New York Intermediate-Term Tax-Free Income Fund has Class B shares outstanding, but these shares are generally no longer offered for sale, except that existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
** The HSBC  Investor  New York  Tax-Free  Bond Fund offers  Class I shares.
  The Franklin New York Intermediate-Term Tax-Free Income Fund offers Advisor Class shares. The Franklin New York Intermediate-Term Tax-Free Income Fund began offering Advisor Class shares on December 1, 2008.
(1)Lower sales charges are available depending on the amounts invested.
(2)A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. No redemption fee will be imposed in connection with the Reorganization and cancellation of Target Fund shares.
(3)The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
(4)There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more, which will not apply to shares received as part of the Reorganizations. See "Sales Charges - Class A" under "Choosing a Share Class" in the Franklin New York Intermediate-Term Tax-Free Income Fund prospectus.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
                                                           CLASS I
                                                           SHARES/
                                                           ADVISOR
                    CLASS A      CLASS B      CLASS C       CLASS
                     SHARES      SHARES*      SHARES      SHARES**
                    --------------------------------------------------
HSBC INVESTOR
NEW YORK
TAX-FREE BOND
FUND
Management Fee      0.25%         0.25%        0.25%        0.25%
Distribution        0.00%(1)      0.75%        0.75%        None
(12b-1 Fee)
Shareholder          0.25%        0.25%        0.25%        None
servicing Fee
Other operating      0.34%        0.34%        0.34%        0.34%
expenses
Total Fund
Operating            0.84%        1.59%        1.59%        0.59%
Expenses
FRANKLIN NEW
YORK
INTERMEDIATE-TERM
TAX-FREE INCOME
FUND
Management Fee       0.53%         n/a         0.53%        0.53%
Distribution         0.10%         n/a         0.65%        None
(12b-1 Fee)
Shareholder           n/a          n/a          n/a          n/a
servicing Fee
Other operating      0.10%         n/a         0.10%        0.10%
expenses
Total Fund
Operating            0.73%         n/a         1.28%        0.63%(2)
Expenses
FRANKLIN NEW
YORK
INTERMEDIATE-TERM
TAX-FREE INCOME
FUND (PRO FORMA
COMBINED)
Management Fee       0.52%         n/a         0.52%        0.52%
Distribution         0.10%         n/a         0.65%        None
(12b-1 Fee)
Shareholder           n/a          n/a          n/a          n/a
servicing Fee
Other operating      0.09%         n/a         0.09%        0.09%
expenses
Total Annual
Fund Operating       0.71%         n/a         1.26%        0.61%(2)
Expenses
Fee Waiver
and/or expense        n/a          n/a          n/a          n/a
reimbursement
Net operating         n/a          n/a          n/a          n/a
expenses
* The Franklin New York Intermediate-Term Tax-Free Income Fund has Class B shares outstanding, but these shares are generally no longer offered for sale, except that existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges
**The HSBC Investor New York Tax-Free Bond Fund offers Class I shares.
  The Franklin New York Intermediate-Term Tax-Free Income Fund offers Advisor Class shares.
(1)There is a non-compensatory 12b-1 plan for Class A shares, which authorizes payments of up to 0.25% of the Target Fund's average daily net assets attributable to Class A shares. No payments have been made and there is no current intention to charge the fee.
(2)The Franklin New York Intermediate-Term Tax-Free Income Fund began offering Advisor Class shares on December 1, 2008. Total Annual Fund Expenses are based on the expenses of the Fund's Class A shares for the fiscal year ended September 30, 2008.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in shares of the HSBC Investor New York Tax-Free Bond Fund with the cost of investing in the Franklin New York Intermediate-Term Tax-Free Income Fund currently and on a PRO FORMA basis, and allows you to compare these costs with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

o   $10,000 investment
o   5% annual return
o   no changes in the Fund's operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                                                            Franklin New York
                                                                            Intermediate-Term
                HSBC Investor New             Franklin New York              Tax-Free Income
                York Tax-Free Bond            Intermediate-Term            Fund (estimated PRO
                       Fund*                Tax-Free Income Fund                FORMA)
--------------------------------------------------------------------------------------------------------
               1      3      5     10       1      3      5      10        1       3        5      10
              Year  Years  Years   Years   Year   Years  Years  Years     Year    Years   Years   Years
Class A       $557  $730   $919   $1,463  $298(1) $453   $622  $1,111     $296(1)  $447    $611  $1,088
Shares
Class B                                     n/a     n/a   n/a    n/a       n/a      n/a     n/a     n/a
Shares
Assuming      $562  $702   $866   $1,503    n/a     n/a   n/a    n/a       n/a      n/a     n/a     n/a
redemption
Assuming no   $162  $502   $866   $1,503    n/a     n/a   n/a    n/a       n/a      n/a     n/a     n/a
redemption
Class C
Shares
Assuming      $262  $502   $866   $1,889   $230    $406   $702  $1,545   $228      $400     $692   $1,523
redemption
Assuming no   $162  $502   $866   $1,889   $130    $406   $702  $1,545   $128      $400     $692   $1,523
redemption
Class I
Shares/Advisor $60  $189   $329    $ 738   $ 64    $202   $351    $786    $62      $195     $340    $762
Class Shares
*  For Class B and C shares,  the amount of expenses  varies  depending upon whether you redeem at the end of such  periods,  because the CDSC is taken into account as well as other expenses.
(1)Assumes a CDSC will not apply.

The projected post-Reorganization PRO FORMA combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for one year. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Acquiring Fund's assets, many of which are beyond the control of each Acquiring Fund or Franklin Advisers, Inc.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund's expense structure.

COMPARISON OF FUND PERFORMANCE

The following table shows, for the periods shown, the (unaudited) average annual total return for Class A shares of the HSBC Investor New York Tax-Free
Bond Fund and Class A of the Franklin New York Intermediate-Term Tax-Free Income Fund, along with each Fund's primary benchmark index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. The table assumes reinvestment of dividends and distributions, but does not reflect sales charges. If sales charges were reflected, returns would be less than those shown. The returns for other share classes will differ from the returns shown because of differences in expenses of each class. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. EACH FUND'S PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                              Franklin New     Barclays
              HSBC Investor      York          Capital          Lipper NY
                 New York    Intermediate-    Municipal Bond   Municipal Debt
              Tax-Free Bond  Term Tax-Free     Index: 10 Year     Funds
                  Fund       Income Fund     Component (1)      Average(2)
             ---------------------------------------------------------------
1999             -3.34%         -1.69%         -1.25%           -4.78%
2000             10.55%         10.36%         10.76%           11.90%
2001              3.80%          4.40%          4.62%            3.81%
2002              8.96%          9.46%         10.17%            8.83%
2003              4.44%          4.85%          5.70%            4.78%
2004              3.03%          3.17%          4.15%            3.49%
2005              2.04%          1.53%          2.74%            3.07%
2006              3.52%          3.61%          4.71%            4.65%
2007              3.04%          3.21%          4.29%            1.50%
2008             -1.75%         -0.75%          1.52%           -8.64%
YTD (as of
March 31,         3.39%          3.42%
2009)

(1) Source: (C) 2008  Morningstar.  The unmanaged  Barclay's  Capital Municipal
  Bond Index: 10-Year Component is the 10-year (8-12) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and pre-refunded. It includes reinvested income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
(2) The Lipper NY Municipal Debt Funds Average is an additional benchmark index used by the HSBC Investor New York Tax-Free Bond Fund. The Lipper mutual fund average is an equally weighted average composed on mutual funds with similar investment objectives.



ACQUIRING FUND PERFORMANCE

For additional information regarding the performance of the Acquiring Fund, including the annual total returns for the past ten years and the 1-, 5- and 10- year average total returns, see the "Performance" and "Financial Highlights" sections of the Franklin New York Intermediate-Term Tax-Free Income Fund prospectus, which has been mailed with this Prospectus/Proxy Statement.

KEY DIFFERENCES IN RIGHTS OF TARGET FUND AND ACQUIRING FUND SHAREHOLDERS

HSBC Investor New York Tax-Free Bond Fund is organized as a separate series of HSBC Investor Funds, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. Franklin New York Intermediate-Term Tax-Free Income Fund is organized as a separate series of Franklin New York Tax-Free Trust, a Delaware statutory trust, and is also governed by an Agreement and Declaration of Trust and Bylaws. Key differences affecting the rights of shareholders under the HSBC Investor New York Tax-Free Bond Fund's Declaration of Trust/Bylaws and Franklin New York Intermediate-Term Tax-Free Income Fund's Agreement and Declaration of Trust/Bylaws are presented below.

HSBC Investor New York Tax-Free Bond  Franklin New York Intermediate-Term
                Fund                          Tax-Free Income Fund
---------------------------------------------------------------------------
Quorum for a shareholder's meeting    Quorum for a shareholders' meeting
is generally a majority of the        is generally forty per cent of the
outstanding shares present in person  shares entitled to vote, which are
or by proxy.                          present in person or by proxy.

Generally, the vote of 67 percent or  Generally, a majority of the votes
more of the voting securities         cast at a meeting at which a quorum
present at a meeting, if the holders  is present generally shall decide
of more than 50 percent of the        any questions, unless the Agreement
outstanding voting securities are     and Declaration of Trust or Bylaws
present or represented by proxy, or   otherwise require.
of more than 50 percent of the
outstanding voting securities,
whichever is less, unless the
Declaration of Trust or Bylaws
otherwise require.

Maximum number of days prior to a     Maximum number of days prior to a
shareholders' meeting during which a  shareholders' meeting during which
record date may be set by that        a record date may be set by that
Fund's Board is 60.                   Fund's Board is 120.

Shareholders must be given at least   Shareholders must be given at least
10 and not more than 60 days notice   10 and not more than 120 days
of a shareholder meeting.             notice of shareholder meeting.

Shareholders can request a            Shareholders can't request
shareholder meeting under certain     shareholder meeting for the purpose
circumstances for the purpose of      of removing a Trustee, but can
removing a Trustee; Otherwise,        request a meeting to elect
shareholders may vote to remove a     additional trustees, provided
Trustee either by declaration in      certain conditions are met.
writing or at a shareholder meeting   Shareholders may vote to remove a
called for that purpose.              Trustee at a shareholder meeting
                                      called for that purpose.



PROPOSAL  3:  APPROVAL  OF  THE  AGREEMENT  AND  PLAN  OF   REORGANIZATION   BY
SHAREHOLDERS OF THE HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

Shareholders of Class A, Class B, Class C and Class I shares of the HSBC Investor New York Tax-Free Bond Fund are being asked to approve the Reorganization by approving the Plan. Under the Declaration of Trust and Bylaws of the Fund, approval of the Reorganization requires the affirmative vote of a 1940 Act Majority (as previously defined). In the event shareholders of the Fund do not approve the Reorganization, AMUS and the Board of Trustees will determine what, if any, additional action should be taken with respect to the Fund.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR PROPOSAL 3.



                         THE PROPOSED REORGANIZATIONS

AGREEMENT AND PLAN OF REORGANIZATION

If approved by shareholders of a Target Fund, the Reorganization for that Fund is expected to occur on August 28, 2009 or such other date as the parties may agree.

The terms and conditions under which each Reorganization may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan. A copy of the form of Plan is attached as Attachment II to this Prospectus/Proxy Statement.

The Plan provides that, with respect to the Reorganizations of HSBC Investor Core Plus Fixed Income Fund , HSBC Investor Core Plus Fixed Income Fund (Advisor) and HSBC Investor Intermediate Duration Fixed Income Fund, prior to or as of the close of each Target Fund's business on the Closing Date, the appropriate Underlying Portfolio will conduct an in-kind liquidating distribution. Each Underlying Portfolio will deliver to HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) and HSBC Investor Intermediate Duration Fixed Income Fund, as appropriate, all of its assets or such pro rata share of its assets as is appropriate given such Target Funds' relative ownership of beneficial interests in the Underlying Portfolio.

Thereafter, each Target Fund will convey to the corresponding Acquiring Fund all of its assets, except for assets in an amount deemed necessary to (i) discharge the Target Fund's unpaid liabilities, and (ii) pay contingent liabilities deemed to exist against the Target Fund as of the Closing Date. In consideration, the corresponding Acquiring Fund will deliver to the Target Fund full and fractional shares of Class A, Class C and Advisor Class shares (as applicable) having an aggregate net asset value equal to the aggregate value of the net assets of the Target Fund, as determined pursuant to the terms of the Plan.

Immediately after the transfer of assets, the Target Fund will distribute to its shareholders of record, with respect to each class of shares, the shares of the Acquiring Fund of the corresponding class received by the Target Fund, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class. Subsequently, each Target Fund will completely liquidate, except as to the contingent liability reserve, as described more fully in the Plan.

Each Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date, and neither the corresponding Acquiring Fund nor the trust of which it is a series will assume any such liabilities existing at the Closing Date. Each Acquiring Fund and the trust of which it is a series specifically disclaims the assumption of any such liabilities.

Until the Closing Date, shareholders of the Target Funds will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by a corresponding Acquiring Fund for the redemption of its shares.

The obligations of the Funds under the Plan are subject to various conditions, including approval of the shareholders of each Target Fund. The Plan also requires that each Acquiring Fund and Target Fund take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan. The Plan may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Attachment II to this Prospectus/Proxy Statement to review the terms and conditions of the Plan.

REASONS FOR THE REORGANIZATIONS AND TRUSTEES' CONSIDERATIONS

As indicated above, during 2008, AMUS, the investment adviser to the Target Funds, informed the Board of Trustees that it intends to exit the business of advising fixed income investment companies in the United States (other than money market funds) in light of a number of factors, including the Target Funds' small size and limited sales projections.

As also indicated, AMUS and the Board of Trustees engaged in discussions regarding alternatives for the Target Funds, including the Reorganizations, that would allow AMUS and Halbis Capital Management (USA) Inc., the investment sub-adviser for the Target Funds, to exit this business while simultaneously providing potential benefits to shareholders of the Target Funds, such as tax-free exchanges of shares with other mutual funds. The Trustees convened several times to consider the future of the Target Funds. During discussions the Trustees raised various questions and received responsive information from AMUS regarding the alternatives, including the Reorganizations. At meetings held on March 30-31, 2009 and June 1-2, 2009, the Trustees were presented with information to assist them in evaluating the Reorganizations, such as:

o   The terms and conditions of the Plan;
o   The   relative   compatibility   of   investment   objectives/goals   and
    restrictions and principal investment policies of the Acquiring Funds with those of the Target Funds;
o   The  relative  past  performance  of the  Acquiring  Funds and the Target
    Funds;
o The anticipated effect of the Reorganizations on the fees and expense ratios borne by Target Fund shareholders if they become shareholders of the Acquiring Funds;
o The capabilities, practices and resources of the management of Franklin Advisers, Inc. and its affiliates;
o The anticipated federal income tax treatment of the Reorganizations and tax consequences to the Target Funds and their shareholders;
o Anticipated dispositions of portfolio securities in connection with the Reorganizations;
o The costs incurred in connection with the Reorganizations, and the payment of certain of the expenses of the Reorganizations by Franklin Advisers, Inc., AMUS or entities under common ownership with Franklin Advisers, Inc. or AMUS;
o Alternatives to the proposed Reorganizations, including liquidation of the Target Funds and the viability of the Target Funds absent approval of the proposed Reorganizations;
o Whether shareholders of the Target Funds are expected to experience any dilution as a result of the Reorganizations; and
o   Benefits to and recommendation of AMUS.

At the conclusion of this process, AMUS proposed that the Board of Trustees approve the Reorganizations. The Board of Trustees evaluated the above information, as well as other information, in considering this proposal. The Independent Trustees were advised by independent legal counsel during this process.

On June 2, 2009, the Board of Trustees determined each Reorganization to be in the best interests of the applicable Target Fund and its shareholders and unanimously approved each Reorganization.

Some of the factors set forth above, which served as the basis for the Trustees' determination to approve the Reorganizations, are discussed in greater detail below.

COMPARISON OF INVESTMENT OBJECTIVES/GOALS AND POLICIES AND PAST PERFORMANCE AND EXPENSES. The Trustees considered that:

o   each   Acquiring  Fund  and   corresponding   Target  Fund  have  similar
    investment objectives/goals and policies;

o past performance of the Acquiring Funds has generally been comparable to the past performance of the Target Funds over 1, 5, and 10-year periods, as appropriate; in this regard, the Trustees were aware that past performance does not necessarily indicate future results; and

o expense comparisons between each Target Fund and its corresponding Acquiring Fund are in many cases favorable for Target Fund shareholders; in cases where expense comparisons are not directly favorable, the Trustees also considered other factors, such as (i) the fact that AMUS is contractually obligated to provide expense reimbursements and/or fee waivers only through March 1, 2010 with respect to the HSBC Investor Core Plus Fixed Income Fund, the HSBC Investor Core Plus Fixed Income Fund (Advisor) and HSBC Investor Intermediate Duration Fixed Income Fund; (ii) the other benefits to shareholders of the Reorganizations described herein; and (iii) the potential disadvantages of other potential alternatives to the Reorganizations.


FRANKLIN ADVISERS, INC.'S CAPABILITIES. The Trustees considered that Franklin Advisers, Inc. is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned global investment organization operating as Franklin Templeton Investments, and that Franklin Resources, Inc. and its affiliates have more than $421 billion in assets under management as of April 30, 2009. In this regard, the Trustees considered, among other things, the size of the Franklin Templeton Funds fund complex, the investment options and strategies that would be available to Target Fund shareholders through exchanges of shares, and the shareholder services offered.

TAX CONSEQUENCES. The Trustees considered that they were advised (i) that the Reorganizations, unlike certain alternatives, would be treated as "tax-free" for federal income tax purposes; (ii) of other tax matters that affect the relative desirability of the Reorganizations to Target Fund shareholders, such as capital loss carryforwards; and (iii) that it is likely that a portion of the portfolio securities in each of the Target Funds will be disposed of prior to the Closing Date. In this regard, the Trustees considered that dispositions of portfolio securities may result in the realization of capital gains that, to the extent not offset by capital losses, will be distributed to Target Fund shareholders prior to consummation of the Reorganizations.

EXPENSES  OF  THE  REORGANIZATIONS.   The  Trustees  considered  that  Franklin
Advisers, Inc., AMUS or entities under common ownership with Franklin Advisers, Inc. or AMUS will bear the costs of the Reorganizations, including legal, accounting, printing, proxy solicitation and similar expenses, although the Target Funds and Acquiring Funds are expected to bear transaction costs associated with the purchase or disposition of portfolio securities made in connection with the Reorganizations.

ALTERNATIVES  TO  THE  PROPOSED   REORGANIZATIONS.   The  Trustees   considered
alternatives to the Reorganizations, including (i) reorganizing the Target Funds with one or more other affiliated funds, (ii) reorganizing the Target Funds into funds in other fund complexes, and (iii) liquidating the Target Funds, and the fact that only certain other alternatives were viable and all alternatives had undesirable aspects for Target Fund shareholders.

BENEFITS TO AMUS. The Trustees considered that (i) they had been advised that AMUS would receive no compensation from Franklin Advisers, Inc. related to the Reorganizations, except that Franklin Advisers, Inc. has agreed to pay or arrange for an entity under common ownership to pay a portion of the costs of the Reorganizations and (ii) AMUS has entered into written expense limitation agreements with the HSBC Investor Core Plus Fixed Income Fund, the HSBC Investor Core Plus Fixed Income Fund (Advisor) and the HSBC Investor Intermediate Duration Fixed Income Fund under which it has agreed to limit total expenses of each Fund through March 1, 2010, but that these expense limitation agreements would no longer be in effect following a Reorganization

RECOMMENDATION OF AMUS. The Trustees considered that (i) AMUS recommended to the Trustees that the Reorganizations be approved and (ii) that AMUS and its affiliates serve separately as fiduciaries for significant numbers of shareholders invested in the Target Funds and otherwise maintain customer relationships with substantially all other Target Fund shareholders.

 Based  on  the  foregoing,   together  with  other  factors  and   information
considered to be relevant, the Trustees unanimously determined that each Reorganization is in the best interests of the respective Target Fund and its shareholders. Consequently, the Trustees approved the Reorganizations and directed that the Plan be submitted to the shareholders of the Target Funds for approval.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

Holders of HSBC Investor Core Plus Fixed Income Fund Class A shares and Class B shares will receive Class A shares of Franklin Total Return Fund. Holders of HSBC Investor Core Plus Fixed Income Fund Class C shares will receive Class C shares of Franklin Total Return Fund. Holders of HSBC Investor Core Plus Fixed Income Fund (Advisor) Class I shares will receive Advisor Class shares of Franklin Total Return Fund. Franklin Total Return Fund is a series of Franklin Investors Securities Trust.

Holders of HSBC Investor Intermediate Duration Fixed Income Fund Class A shares and Class B shares will receive Class A shares of Franklin Total Return Fund. Holders of HSBC Investor Intermediate Duration Fixed Income
Fund Class C shares will receive Class C shares of Franklin Total Return Fund. Holders of HSBC Investor Intermediate Duration Fixed Income Fund Class I shares will receive Advisor Class shares of Franklin Total Return Fund. Franklin Total Return Fund is a series of Franklin Investors Securities Trust.

Holders of HSBC Investor New York Tax-Free Bond Fund Class A shares and Class B shares will receive Class A shares of Franklin New York Intermediate-Term Tax-Free Income Fund. Holders of HSBC Investor New York Tax-Free Bond Fund
Class C shares will receive Class C shares of Franklin New York Intermediate-Term Tax-Free Income Fund. Holders of HSBC Investor New York Tax-Free Bond Fund Class I shares will receive Advisor Class shares of
Franklin New York  Intermediate-Term  Tax-Free  Income Fund.  Franklin New York
Intermediate-Term Tax-Free Income Fund is a series of Franklin New York Tax-Free Trust.

Franklin Investors Securities Trust and Franklin New York Tax-Free Trust are collectively referred to as the Franklin Trusts. The Trustees of the Franklin Trusts are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of an Acquiring Fund is entitled to equal liquidation and redemption rights. The Franklin Trusts do not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, in the enclosed Franklin prospectuses.

FORMS OF ORGANIZATION

The HSBC Investor Intermediate Duration Fixed Income Fund is a diversified series of HSBC Investor Funds. The HSBC Investor New York Tax-Free Bond Fund is a non-diversified series of HSBC Investor Funds. The HSBC Investor Core
Plus Fixed Income Fund is a series of HSBC Investor Funds and the HSBC Investor Core Plus Fixed Income Fund (Advisor) is a series of HSBC Advisor Funds Trust. The HSBC Investor Funds and HSBC Advisor Funds Trust are each open-end management investment companies organized as Massachusetts business trusts. The HSBC Investor Funds and HSBC Advisor Funds Trust are authorized to issue an unlimited number of shares of beneficial interest. The Acquiring Funds are diversified funds of the Franklin Trusts, each an open-end management investment company organized as Delaware statutory trusts. Each of the Franklin Trusts is authorized to issue an unlimited number of shares of beneficial interest.

OPERATION OF THE ACQUIRING FUNDS FOLLOWING THE REORGANIZATIONS

Franklin Advisers, Inc. does not expect any Acquiring Fund to revise its investment objectives/goals or strategies as a result of a Reorganization. In addition, Franklin Advisers, Inc. does not anticipate significant changes to an Acquiring Fund's management or to entities that provide the Fund with services. Specifically, the Trustees and officers, the investment manager, distributor, and other entities will continue to serve the Acquiring Funds in their current capacities. The portfolio managers of the Acquiring Funds are expected to continue to manage their respective funds.

CAPITALIZATION

The following tables show the capitalization of each Target Fund and the corresponding Acquiring Fund as of May 29, 2009 (as of March 31, 2009 for the Franklin New York Intermediate-Term Tax-Free Income Fund) and on a PRO FORMA combined basis (unaudited) as of May 29, 2009 (as of March 31, 2009 for the Franklin New York Intermediate-Term Tax-Free Income Fund) giving effect to the Reorganizations.

                                                             HSBC
                                                           Investor
                                 HSBC         HSBC        Intermediate                    Franklin
                                Investor    Investor         Core                          Total
                                  Core    Intermediate      Plus                          Return
              Franklin            Plus      Duration         Fixed                        Fund
                Total              Fixed       Fixed         Income                        Pro
               Return            Income       Income          Fund        Pro Forma        Forma
                Fund              Fund         Fund          (Advisor)    Adjustments     Combined
              (unaudited)     (unaudited) (unaudited)      (unaudited)    (unaudited)    (unaudited)
              -----------------------------------------------------------------------------------------

CLASS A:
Net assets    $987,534,589    $7,726,289   $1,954,856           $-       $2,139,422    $999,355,156
Shares        108,743,980        809,791      210,597            -          281,436     110,045,804
outstanding
Net asset         $9.08          $9.54         $9.28            $-                           $9.08
value per
share

CLASS B:
Net assets    $21,308,540      $1,131,072  $1,008,350           $-       $(2,139,422)    $21,308,540
Shares          2,347,321         118,409     108,419            -          (226,828)      2,347,321
outstanding
Net asset         $9.08          $9.55         $9.30            $-                            $9.08
value per
share

CLASS C:
Net assets    $169,719,198      $102,341   $202,428             $-             $-        $170,023,967
Shares          18,701,116        10,747     21,772              -            1,046        18,734,681
outstanding
Net asset         $9.08          $9.52         $9.30            $-                             $9.08
value per
share

CLASS R:
Net assets    $74,565,728           $-        $-                $-             $-        $74,565,728
Shares          8,211,727            -         -                 -              -          8,211,727
outstanding
Net asset         $9.08              -         -                 -                             $9.08
value per
share

CLASS I:
Net assets     $-                           $9,123,584     $47,262,021    $(56,385,605)         $-
Shares          -                              981,435       5,066,145      (6,047,580)          -
outstanding
Net asset      $-                                $9.30           $9.33                          $-
value per
share

ADVISOR
CLASS:
Net assets    $491,158,356        $-              $-               $-     $56,385,605    $547,543,961
Shares          54,009,017         -               -                -       6,203,037      60,212,054
outstanding
Net asset         $9.09           $-              $-               $-                           $9.09
value per
share

(1) HSBC Investor Core Plus Fixed Income Fund Class B and HSBC Investor Intermediate Duration Fixed Income Fund Class B will be acquired by Franklin Total Return Fund Class A and HSBC Investor Intermediate Duration Fixed Income Fund Class I and HSBC Investor Core Plus Fixed Income Fund (Advisor) Class I will be acquired by Franklin Total Return Fund Advisor Class.

                                                                Franklin
                                                                 New York
                      Franklin                              Intermediate-Term
                      New York        HSBC New                   Tax-Free
                    Intermediate-      York        Pro Forma    Income Fund
                    Term Tax-Free    Tax-Free      Adjustments  Pro Forma
                    Income Fund     Bond Fund       (1)          Combined
                    (unaudited)     (unaudited)  (unaudited)   (unaudited)
                    -----------------------------------------------------------


CLASS A
   Net assets       $321,384,897  $23,258,382   $3,916,092   $348,559,371
   Shares             30,215,834    2,174,452      379,540     32,769,826
   outstanding
   Net asset value        $10.64       $10.70                     $10.64
   per share

CLASS B:
   Net assets                      $3,916,092   $3,916,092)
   Shares                             366,455     (366,455)
   outstanding
   Net asset value                     $10.69
   per share

CLASS C:
   Net assets        $29,093,667     $477,309                $29,570,976
   Shares              2,729,706       44,482           294    2,774,482
   outstanding
   Net asset value        $10.66       $10.73                     $10.66
   per share

CLASS I:
   Net assets                     $14,436,284   $(14,436,284)
   Shares                           1,349,506     (1,349,506)
   outstanding
   Net asset value                     $10.70
   per share

ADVISOR CLASS:
   Net assets           $296,967                $14,436,284  $14,733,251
   Shares                 27,916                  1,356,794    1,384,710
   outstanding
   Net asset value        $10.64                                  $10.64
   per share

(1) HSBC New York Tax-Free Bond Fund's Class B will be acquired by Franklin New York Intermediate-Term Fund's Class A and HSBC New York Tax-Free Bond Fund's Class I will be acquired by Franklin New York Intermediate-Term Fund's Advisor Class.

The table above assumes that the Reorganizations of the HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor), and HSBC Investor Intermediate Duration Fixed Income Fund into the Franklin Total Return Fund occurred on May 29, 2009, and that the Reorganization of the HSBC Investor New York Tax-Free Bond Fund into the Franklin New York Intermediate-Term Tax-Free Income Fund occurred on March 31, 2009. The table is for informational purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of a Target Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after that date.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGEMENT OF THE TARGET FUNDS

AMUS is the investment adviser for each of the Target Funds. The principal business address of AMUS is 452 Fifth Avenue, New York, New York 10018. As the investment adviser, AMUS has overall responsibility for directing the Target Funds' investments. As of April 30, 2009, AMUS managed approximately $32 billion in the HSBC Investor Family of Funds.

Halbis Capital Management (USA) Inc. ("Halbis"), 452 Fifth Avenue, New York, New York 10018, is the subadviser for the Target Funds pursuant to investment sub-advisory contracts with AMUS. Halbis is a wholly owned subsidiary of Halbis Capital Management (UK) Limited and is an affiliate of AMUS. Halbis makes the day-to-day investment decisions and continuously reviews, supervises and administers the investment programs of the Target Funds.

INVESTMENT ADVISORY CONTRACT

The HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) and the HSBC Investor Intermediate Duration Fixed
Income Fund pursue their investment objectives by investing all of their assets in the Underlying Portfolios, and do not have their own investment management agreements with AMUS. In such cases, all investment management fees are paid by the Underlying Portfolio, but are borne indirectly by the holders of interests in the HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) and the HSBC Investor
Intermediate Duration Fixed Income Fund. Shareholders of the HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) and the HSBC Investor Intermediate Duration Fixed Income Fund bear their own expenses and the expenses of the Underlying Portfolios, which may be greater than other structures.

For its services as investment adviser, AMUS is entitled to a fee, which is accrued daily and paid monthly, based on daily net assets, at an annual rate as set forth below. These amounts are inclusive of any sub-advisory fees that AMUS pays to Halbis.

FUND OR PORTFOLIO                      ASSET RANGE          FEE
---------------------------------------------------------------
Core Plus Fixed Income Portfolio      $0-50 million       0.575%
                                      $50-95 million      0.450%
                                      $95-150 million     0.200%
                                      $150-250 million    0.400%
                                      $250+ million       0.350%
Intermediate Duration Fixed           on all Assets        0.40%
Income Portfolio
New York Tax-Free Bond Fund           on all Assets        0.25%


For  these  advisory  and  management   services  (including  any  sub-advisory
services), during the fiscal year ended October 31, 2008, management fees were paid as follows:

                             Percentage
                             of Average
                             net Assets
                           -----------------
Core Plus Fixed Income          0.48%
Portfolio
Intermediate Duration Fixed     0.40%
Income Portfolio
New York Tax-Free Bond Fund     0.25%

For more information about each of the Target Funds' management, please refer to the "Fund Management" section of the Target Funds' Prospectus, which is incorporated herein by reference and to the "Investment Adviser" section of the Target Funds' statement of additional information, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory agreements for the Target Funds is available in the April 30, 2009 semi-annual report to shareholders.


TARGET FUNDS' PORTFOLIO MANAGERS

Kim Golden, CFA is the portfolio manager of the HSBC Investor Core Plus Fixed Income Fund and the HSBC Investor Intermediate Duration Fixed Income Fund. He is primarily responsible for day-to-day management. Brian M. Lockwood and Brian F. Colalucci are co-managers of the New York Tax-Free Bond Fund and are jointly and primarily responsible for day-to-day management.

Kim Golden, CFA, is a Managing Director of Halbis and Head of Distressed Investing. Mr. Golden joined AMUS in February 2004. Previously he was Managing Director of the T. Rowe Price Recovery Funds and Vice President of
T. Rowe Price Associates. At T. Rowe Price, he invested in financially distressed and bankrupt companies on behalf of the Recovery Fund and other investment funds at the firm, and traded a broad array of financial instruments including bonds, bank loans, trade claims, equities and derivatives. Prior to joining T. Rowe Price, Mr. Golden worked for
Chemical Bank (now J.P. Morgan Chase) in investment banking and corporate finance, where he was involved in merger and acquisition advisory, structured leveraged buyouts, and was one of the bank's principal valuation experts. Earlier at Chemical, Mr. Golden spent several years advising Fortune 100 companies on international finance issues, including foreign exchange exposure, forecasting, risk management, cross border flows, hedging, and the use of derivatives. Before joining Chemical Bank, he was an officer at the U.S. Treasury in the Office of International Monetary Affairs. Mr. Golden holds an MPA from the Woodrow Wilson School at Princeton University and B.A. and a B.Mus. (performance) from Oberlin College.

Brian M. Lockwood is a senior portfolio manager and the team leader of the fixed income division in the Private Bank Investment Management Group of HSBC. Additionally, Mr. Lockwood chairs the fixed income strategy committee for the US Curve for both local and global investment groups. He manages co-mingled and segregated taxable and tax-exempt assets, including HSBC collective and common funds and tactical mandates. Prior to joining HSBC, Brian worked as a fixed income manager for Ramius Capital Group and DLJ/Credit Suisse Asset Management. His duties have included the management of various active fixed mandates, as well as the overall trading of $13 billion in assets. Mr. Lockwood has also traded fixed income securities for Spear, Leads, & Kellogg and began his career in the institutional trading/sales division of National Westminster Bank, NA. He has specialized in yield curve analysis, fixed income relative value, and an active management discipline.

Brian F. Colalucci joined the fixed income division in HSBC's Private Bank Investment Management Group in 2008. Prior to joining HSBC, he was a Senior Vice President and Portfolio Manager at Robeco Investment Management, where he was part of the firm's tax-exempt, high net worth portfolio team with assets under management of $2 billion. Prior to Robeco, Mr. Colalucci worked for Western Asset Management, where he was responsible for implementing investment strategies and trading tax-exempt securities for the firm's institutional portfolios, mutual funds, and high net worth accounts. He began his investment career at Citigroup Asset Management in 1996, where he was a Vice President and portfolio manager for Citi's institutional and retail clients. At Citi, Mr. Colalucci co-managed Citi's top state-specific tax-exempt money market funds with assets under management of over $3 Billion. Mr. Colalucci holds a B.S.B.A degree from Villanova University and has 13 years of investment experience.

Information about the portfolio managers' compensation, other accounts managed by these individuals, and their ownership of securities in the Target Funds or other funds that they manage is available in the Target Funds' SAI, which can be obtained by contacting the Funds at 1-800-782-8183.

MANAGEMENT OF THE ACQUIRING FUNDS

Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, is the Acquiring Funds' investment manager. Together, Franklin Advisers, Inc. and its affiliates manage more than $421 billion in assets as of April 30, 2009. Under an agreement with Franklin Advisers, Inc., Franklin Templeton Institutional, LLC ("FT Institutional"), 600 Fifth Avenue, New York, New York 10020, is the Franklin Total Return Fund's sub-advisor. FT Institutional provides Franklin Advisers, Inc. with investment management advice and assistance. FT Institutional recommends the optimal equity allocation and provides advice regarding the Franklin Total Return Fund's investments. FT Institutional also determines which securities will be purchased, retained or sold and executes these transactions. FT Institutional's activities are subject to the board's review and control, as well as Franklin Advisers, Inc.'s instruction and supervision.

INVESTMENT MANAGEMENT CONTRACT

For its services as investment manager, Franklin Advisers, Inc. is entitled to a fee, which is calculated daily and paid monthly, based on daily net assets, at an annual rate as set forth below. Each class of the Fund's shares pays its proportionate share of the fee. These amounts are inclusive of any sub-advisory fees that Franklin Advisers, Inc. pays to FT Institutional.

FUND                               ASSET RANGE             FEE
------------------------------------------------------------------
Franklin Total Return Fund up to and including $500
                           million                        0.425%
                           over $500 million up to and
                           including $1 billion           0.325%
                           over $1 billion up to and
                           including $1.5 billion         0.280%
                           over $1.5 billion up to and
                           including $6.5 billion         0.235%
                           over $6.5 billion up to and
                           including $11.5 billion        0.215%
                           over $11.5 billion up to
                           and including $16.5 billion    0.200%
                           over $16.5 billion up to
                           and including $19 billion      0.190%
                           over $19 billion up to and
                           including $21.5 billion        0.180%
                           over $21.5 billion             0.170%
Franklin New York
Intermediate-Term          up to and including $100
Tax-Free Income Fund       million                        0.625%
                           over $100 million and not
                           over $250 million              0.500%
                           over $250 million and not
                           over $7.5 billion              0.450%
                           over $7.5 billion and not
                           over $10 billion               0.440%
                           over $10 billion and not
                           over $12.5 billion             0.430%
                           over $12.5 billion and not
                           over $15 billion               0.420%
                           over $15 billion and not
                           over $17.5 billion             0.400%
                           over $17.5 billion and not
                           over $20 billion               0.380%
                           in excess of $20 billion       0.360%

For these management services (including any sub-advisory services), during the fiscal year indicated, management fees were paid as follows:


                                                        PERCENTAGE
                                      FISCAL YEAR       OF AVERAGE
FUND                                     ENDED           NET ASSETS
-----------------------------------------------------------------
Franklin Total Return Fund            October 31, 2008    0.32%*
Franklin New York Intermediate-Term   September 30, 2008  0.53%
Tax-Free Income Fund

    * For the fiscal year ended October 31, 2008, management fees, before any advance waiver, were 0.35% of the Franklin Total Return Fund's average net assets. Under an agreement by Franklin Advisers, Inc. to limit its fees and to reduce its fees to reflect reduced services resulting from the Franklin Total Return Fund's investment in a Franklin Templeton money fund, the Franklin Total Return Fund paid 0.32% of its average net assets to the adviser for its services. Franklin Advisers, Inc., is required by the Franklin Total Return Fund's board of trustees and an exemptive order by the SEC to reduce its fee if the Franklin Total Return Fund invests in a Franklin Templeton money fund.


If the Reorganizations are approved, the resulting combined Funds will retain the Acquiring Funds' management fee structure.

For more information about each of the Acquiring Funds' management, please refer to the "Management" section of the Acquiring Funds' Prospectus, which is incorporated herein by reference, and included herein and to the
"Management and Other Services" section of the Acquiring Funds' statement of additional information, which are incorporated by reference into the SAI to this Prospectus/Proxy Statement. A discussion regarding the basis for the board of trustees approving the investment management contract of each respective Acquiring Fund is available in the Franklin Total Return Fund's semiannual report to shareholders for the six-month period ended April 30, 2009 or the Franklin New York Intermediate-Term Tax-Free Income Fund's semiannual report to shareholders for the six-month period ended March 31, 2009, as applicable.

ADDITIONAL MANAGEMENT INFORMATION

In 2003 and 2004, multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment advisor subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc., and have been consolidated for pretrial purposes, along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website. Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.'s Form 10-Q or Form 10-K filings with the U.S. Securities and Exchange Commission.

ACQUIRING FUNDS' PORTFOLIO MANAGERS

The   Franklin   Total   Return  Fund  is  managed  by  a  team  of   dedicated
professionals focused on investments in investment grade debt securities. The portfolio managers of the team are as follows:

Roger Bayston, CFA, is a Senior Vice President of Franklin Advisers, Inc. Mr. Bayston has been lead portfolio manager of the Franklin Total Return Fund since its inception. He has primary responsibility for the investments of the Franklin Total Return Fund. He has final authority over all aspects of the Franklin Total Return Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Kent Burns, CFA, is a Portfolio Manager of Franklin Advisers, Inc. Mr. Burns has been a portfolio manager of the Franklin Total Return Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1994.

Christopher J. Molumphy, CFA, is an Executive Vice President and Director of Franklin Advisers, Inc. Mr. Molumphy has been a portfolio manager of the Franklin Total Return Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

David Yuen, CFA, is a Portfolio Manager of Franklin Advisers, Inc. Mr. Yuen has been a portfolio manager of the Franklin Total Return Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2000.

Michael J. Materasso is an Executive Vice President of FT Institutional. Mr. Materasso has been a portfolio manager of the Franklin Total Return Fund since 2008, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

The Franklin New York Intermediate-Term Tax-Free Income Fund is managed by a team of dedicated professionals focused on investments in New York municipal securities. The portfolio managers of the team are as follows:

James P. Conn, CFA, is a Vice President of Franklin Advisers, Inc. Mr. Conn has been lead portfolio manager of the Franklin New York Intermediate-Term Tax-Free Income Fund since 1999. He has primary responsibility for the investments of the Franklin New York Intermediate-Term Tax-Free Income Fund. He has final authority over all aspects of the Franklin New York Intermediate-Term Tax-Free Income Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1996.

John Pomeroy is a Vice President of Franklin Advisers, Inc. Mr. Pomeroy has been a portfolio manager of the Franklin New York Intermediate-Term Tax-Free Income Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1986.

Information  about  the  portfolio  managers'   compensation,   other  accounts
managed by these individuals, and their ownership of securities in the Acquiring Funds or other funds that they manage is available in the Acquiring Funds' Statements of Additional Information which are incorporated by reference into the SAI to this Prospectus/Proxy Statement.

DISTRIBUTION OF TARGET FUND SHARES

Foreside Distribution Services LP ("Foreside" or the "Distributor"), whose address is 10 High Street, Suite 302, Boston, MA 02110, acts as distributor to the Target Funds under a Distribution Agreement with each of the HSBC Investor Funds and HSBC Advisor Funds Trust. Under the terms of the Distribution Agreement, Foreside provides services to the Trusts related to, among other things, the review and approval of Target Fund selling agreements, the review of the Target Funds' marketing materials, and the compensation of third party intermediaries. Foreside and its affiliates also serve as distributor to other investment companies. The Distributor may make payments to broker-dealers for their services in distributing shares of the Target Funds.

Distribution Plans have been adopted by the HSBC Investor Funds (the "Distribution Plans") with respect to the Class A shares (the "Class A Plan"), the Class B shares (the "Class B Plan"), and Class C shares (the "Class C Plan"), of each Target Fund, as applicable. Pursuant to the Distribution Plans, the Distributor is reimbursed from each Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A shares, Class B shares, and Class C shares of the Funds and for the provision of certain shareholder services with respect to these shares. Payments to the Distributor are for various types of activities, including:
(1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A shares, Class B shares, and Class C shares of the Fund and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses.

Pursuant to the Class A Plan, the amount reimbursed from a Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A shares outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of a Fund's average daily net assets as presented by Class B shares and Class C shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Servicing Agents (as defined in the Target Funds' statement of additional information) pursuant to the Shareholder Services Plan will not exceed on an annual basis 1.00% of a Fund's average daily net assets represented by Class B shares and Class C shares, respectively, outstanding during the period for which payment is being made. Salary expense of Foreside personnel who are responsible for marketing shares of the various series of a Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred. The distribution fees collected from the Funds by Foreside are used to pay commissions for the sale of Fund shares. The Distribution Plans are subject to the Board of Trustees' approval. The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

For more information about the Target Funds' distribution, please refer to the "Distribution Arrangements/Sales Charges" section of the Target Funds' Prospectus, which is incorporated herein by reference, and to the "Distribution Plans - Class A, Class B, and Class C shares Only" and "The Distributor" and "Shareholder Services Plan" sections of the Target Funds' statement of additional information.

DISTRIBUTION OF ACQUIRING FUND SHARES

Franklin Templeton Distributors, Inc. ("Franklin Distributors") acts as the principal underwriter in the continuous public offering of the Acquiring Funds' shares. Franklin Distributors is located at One Franklin Parkway, San
Mateo, CA 94403-1906. Franklin Distributors pays the expenses of the distribution of Acquiring Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Acquiring Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Franklin Distributors) and of sending prospectuses to existing shareholders. Franklin Distributors does not receive compensation from the Acquiring Funds for acting as underwriter of the Acquiring Funds' Advisor Class shares.

The Boards of the Franklin Trusts have adopted a separate plan pursuant to Rule 12b-1 for each class except Advisor Class of the Acquiring Funds. Although the plans differ in some ways for each class, each plan is designed to benefit the Acquiring Funds and their shareholders. The plans are expected to, among other things, increase advertising of the Funds, encourage purchases of the Acquiring Funds' shares and service to the shareholders, and increase or maintain assets of an Acquiring Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. In addition, a positive cash flow into the Acquiring Funds is useful in managing the Acquiring Funds because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions. Under the plans, the Acquiring Funds pay
Franklin Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with an Acquiring Fund, Franklin Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees), and the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.

The Franklin Total Return Fund may pay up to 0.25% per year of Class A's average daily net assets and the Franklin New York Intermediate-Term Tax-Free Income Fund may pay up to 0.10% per year of Class A's average daily net assets. Each plan is a reimbursement plan. It allows the Acquiring Fund to reimburse Franklin Distributors for eligible expenses that Franklin Distributors has shown it has incurred. The Acquiring Funds will not reimburse more than the maximum amount allowed under the plan.

The Franklin Total Return Fund pays Franklin Distributors up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Franklin New York Intermediate-Term Tax-Free Income Fund pays Franklin Distributors up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class C plans also may be used to pay Franklin Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C shares. The Class C plans are compensation plans. They allow the Acquiring Funds to pay a fee to Franklin Distributors that may be more than the eligible expenses
Franklin Distributors has incurred at the time of the payment. Franklin Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Acquiring Funds will not pay more than the maximum amount allowed under the plan.

In addition to the payments that Franklin Distributors or others are entitled to under each plan, each plan also provides that to the extent an Acquiring Fund, Franklin Advisers, Inc. or Franklin Distributors or other parties on behalf of an Acquiring Fund, Franklin Advisers, Inc. or Franklin Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Acquiring Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

If the Reorganizations are approved, the resulting combined Funds will retain the Distribution and Service Plans for the Acquiring Funds.

For more information about the Acquiring Funds' distribution, please refer to the "Distribution and Service (12b-1) Fees" section of the Acquiring Funds' Prospectuses. In addition, please refer to "The Underwriter" section of the Acquiring Funds' Statements of Additional Information, which are incorporated by reference into the SAI to this Prospectus/Proxy Statement.

FINANCIAL HIGHLIGHTS OF THE TARGET FUNDS

The Target Funds' financial highlights audited by KPMG LLP ("KPMG") as included in the Target Funds' prospectuses have been incorporated herein by reference in reliance on their reports given on KPMG's authority as experts in accounting and auditing.











FINANCIAL HIGHLIGHTS OF THE ACQUIRING FUNDS

FRANKLIN TOTAL RETURN FUND

These tables present the Franklin Total Return Fund's Class A, Class C and Advisor Class financial performance for the past five years or since its inception. Certain information reflects financial results for a single Franklin Total Return Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Franklin Total Return Fund assuming reinvestment of dividends and capital gains. This information (except for the six months ended April 30, 2009) has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is incorporated by reference into the SAI relating to this Prospectus/Proxy Statement.


Franklin Total Return Fund - Class A Shares

------------------------------------------------------------------------
                        Six
                       Months
                       Ended
                       April
       Class A         30, 2009         Year Ended October 31,
------------------------------------------------------------------------

                       (unaudited)2008    2007    2006   2005    2004
------------------------------------------------------------------------

Per share operating
performance (for a
share outstanding
throughout the period)
------------------------------------------------------------------------

Net asset value,         $8.60    $9.92  $9.95    $9.91  $10.22  $10.06
beginning of period
------------------------------------------------------------------------

Income from
investment
operations: a
------------------------------------------------------------------------

Net investment income    0.245    0.449  0.469    0.439   0.410  0.415
------------------------------------------------------------------------

Net realized and
unrealized gains         0.520   (1.289) (0.010)  0.096  (0.280) 0.226
(losses)
------------------------------------------------------------------------

Total from investment    0.765   (0.840) 0.459    0.535   0.130  0.641
operations
------------------------------------------------------------------------

Less distributions
from net investment     (0.425)  (0.480) (0.489) (0.495)(0.440) (0.481)
income
------------------------------------------------------------------------

Redemption feesb        --       -- c    -- c    -- c    -- c    -- c
------------------------------------------------------------------------

NET ASSET VALUE, END     $8.94    $8.60  $9.92    $9.95   $9.91  $10.22
OF PERIOD
------------------------------------------------------------------------

Total returnd            9.10%   (8.79)% 4.62%    5.56%   1.27%  6.63%
------------------------------------------------------------------------

Ratios to average net
assetse
------------------------------------------------------------------------

Expenses before          1.01%    1.01%  1.03%    1.03%   1.04%  1.04%
waiver and payments
by affiliates
------------------------------------------------------------------------

Expenses net of
waiver and payments     0.85%f    0.85%f 0.85%f   0.85%f  0.85%f 0.80%
by affiliates
------------------------------------------------------------------------

Net investment income    5.05%    4.68%  4.69%    4.39%   3.88%  3.90%
------------------------------------------------------------------------

Supplemental data
------------------------------------------------------------------------
-
Net assets, end of   $951,565  $780,551 $683,736 $406,242  $291,473 $208,943
year (000's)
------------------------------------------------------------------------

Portfolio turnover     96.80%   300.07%  313.08%  251.50%  58.81%   100.05%
rate
------------------------------------------------------------------------

Portfolio turnover
rate excluding          25.74%    68.00%  92.51%  89.19% 51.26%  45.85%
mortgage dollar rolls
------------------------------------------------------------------------
a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
b. Effective September 1, 2008, the redemption fee was eliminated.
c. Amount rounds to less than $0.01 per share.
d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.
f. Benefit of expense reduction rounds to less than 0.01%.



Franklin Total Return Fund - Class C Shares

-------------------------------------------------------------------------
       Class C          Six             Year Ended October 31,
                       Months
                       Ended
                       April
                       30, 2009
-------------------------------------------------------------------------
                        (unaudited)2008    2007    2006    2005     2004
-------------------------------------------------------------------------
Per share operating
performance (for a
share outstanding
throughout the period)
-------------------------------------------------------------------------

Net asset value,         $8.60    $9.91   $9.94   $9.91   $10.22   $10.05
beginning of period
-------------------------------------------------------------------------

Income from
investment
operations: a
-------------------------------------------------------------------------

Net investment income    0.248    0.406   0.424   0.395   0.364    0.363
-------------------------------------------------------------------------

Net realized and
unrealized gains         0.490   (1.275) (0.005)  0.089  (0.275)   0.247
(losses)
-------------------------------------------------------------------------

Total from investment    0.738   (0.869)  0.419   0.484   0.089    0.610
operations
------------------------------------------------------------------------

Less distributions
from net investment     (0.408)  (0.441) (0.449) (0.454) (0.399)  (0.440)
income
------------------------------------------------------------------------

Redemption feesb          --       -- c    -- c    -- c    -- c    -- c
-------------------------------------------------------------------------

NET ASSET VALUE, END     $8.93    $8.60   $9.91  $9.94   $9.91   $10.22
OF PERIOD
-------------------------------------------------------------------------

Total returnd            8.77%   (9.15)%  4.31%  5.03%   0.86%    6.31%
-------------------------------------------------------------------------

Ratios to average net
assetse
-------------------------------------------------------------------------

Expenses before          1.41%    1.41%   1.43%  1.43%   1.44%    1.44%
waiver and payments
by affiliates
-------------------------------------------------------------------------

Expenses net of
waiver and payments      1.25%f   1.25%f  1.25%f 1.25%f  1.25%f   1.20%
by affiliates
-------------------------------------------------------------------------

Net investment income    4.65%    4.28%   4.29%   3.99%  3.48%    3.50%
-------------------------------------------------------------------------

Supplemental data
--------------------------------------------------------------------------

Net assets, end of   $159,118  $103,564  $84,457  $46,110  $34,751  $22,202
year (000's)
--------------------------------------------------------------------------

Portfolio turnover      96.80%  300.07% 313.08%  251.50%  58.81% 100.05%
rate
--------------------------------------------------------------------------

Portfolio turnover
rate excluding          25.74%   68.00%  92.51%   89.19%  51.26%   45.85%
mortgage dollar rolls
--------------------------------------------------------------------------
a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
b. Effective September 1, 2008, the redemption fee was eliminated.
c. Amount rounds to less than $0.01 per share.
d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.
f. Benefit of expense reduction rounds to less than 0.01%.


Franklin Total Return Fund - Advisor Class Shares

----------------------------------------------------------------------
    Advisor Class      Six              Year Ended October 31,
                       Months
                       Ended
                       April
                       30, 2009
--------------------------------------------------------------------------

                       (unaudited)2008    2007    2006     2005     2004
--------------------------------------------------------------------------

Per share operating
performance (for a
share outstanding
throughout the period)
--------------------------------------------------------------------------

Net asset value,         $8.61    $9.93   $9.96   $9.92   $10.24   $10.07
beginning of period
--------------------------------------------------------------------------

Income from
investment
operations: a
--------------------------------------------------------------------------

Net investment income    0.255    0.479   0.497    0.470    0.436   0.426
--------------------------------------------------------------------------

Net realized and
unrealized gains         0.521   (1.295) (0.012)   0.090   (0.289)  0.251
(losses)
--------------------------------------------------------------------------

Total from investment    0.776   (0.816)  0.485    0.560    0.147   0.677
operations
--------------------------------------------------------------------------

Less distributions
from net investment     (0.436)  (0.504) (0.515)  (0.520)  (0.467) (0.507)
income
--------------------------------------------------------------------------

Redemption feesb           --      -- c     -- c    -- c     -- c    -- c
--------------------------------------------------------------------------

NET ASSET VALUE, END     $8.95   $8.61   $9.93   $9.96    $9.92   $10.24
OF PERIOD
--------------------------------------------------------------------------

Total returnd             9.22%  (8.64)%  4.99%   5.82%   1.43%    7.00%
--------------------------------------------------------------------------

Ratios to average net
assetse
-------------------------------------------------------------------------

Expenses before           0.76%   0.76%   0.78%   0.78%   0.79%    0.79%
waiver and payments
by affiliates
-------------------------------------------------------------------------

Expenses net of
waiver and payments      0.60%f   0.60%f   0.60%f 0.60%f  0.60%f  0.55%
by affiliates
-------------------------------------------------------------------------

Net investment income     5.30%   4.93%   4.94%  4.64%    4.13%   4.15%
-------------------------------------------------------------------------

Supplemental data
-------------------------------------------------------------------------

Net assets, end of    $469,614  $345,25  $280,776 $222,99  $178,792 $146,053
year (000's)
-------------------------------------------------------------------------

Portfolio turnover       96.80%  300.07% 313.08% 251.50% 58.81%  100.05%
rate
-------------------------------------------------------------------------

Portfolio turnover
rate excluding           25.74%   68.00%  92.51%  89.19% 51.26%  45.85%
mortgage dollar rolls
-------------------------------------------------------------------------
a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
b. Effective September 1, 2008, the redemption fee was eliminated.
c. Amount rounds to less than $0.01 per share.
d. Total return is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.
f. Benefit of expense reduction rounds to less than 0.01%.



 Franklin New York Intermediate-Term Tax-Free Income Fund

These tables present the Franklin New York Intermediate-Term Tax-Free Income Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Franklin New York Intermediate-Term Tax-Free Income Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Franklin New York Intermediate-Term Tax-Free Income Fund assuming reinvestment of dividends and capital gains. This information (except for the six months ended March 31, 2009) has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is incorporated by reference into the SAI relating to this Prospectus/Proxy Statement.
Franklin New York Intermediate-Term Tax-Free Income Fund - Class A Shares

----------------------------------------------------------------------------------------------------------------------------
          Class A                       Six Months
                                        Ended March                                                            Year Ended
                                           31,                            Year Ended September 30,             December 31
----------------------------------------------------------------------------------------------------------------------------

                                     2009           2008         2007          2006       2005       2004/g        2003
                                  (unaudited)

----------------------------------------------------------------------------------------------------------------------------
Per share operating
performance
(for a share outstanding
throughout the year)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of     $10.37        $10.80       $10.93       $10.96      $11.15      $11.16        $11.04
year
---------------------------------------------------------------------------------------------------------------------------
Income from investment
operations: /a
---------------------------------------------------------------------------------------------------------------------------
Net investment income/b            0.20         0.39          0.39          0.39        0.38         0.30        0.41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized        0.26        (0.42)        (0.12)        (0.04)      (0.19)       (0.02)       0.12
gains (losses)
---------------------------------------------------------------------------------------------------------------------------
Total from investment             0.46         (0.03)         0.27          0.35        0.19         0.28          0.53
operations
---------------------------------------------------------------------------------------------------------------------------
Less distributions from net      (0.19)        (0.40)        (0.40)        (0.38)      (0.38)       (0.29)        (0.41)
investment income
---------------------------------------------------------------------------------------------------------------------------
Redemption feesc                  -              -f           -f              -f         -f            -            -
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year    $10.64         $10.37       $10.80        $10.93       $10.96       $11.15        $11.16
 --------------------------------------------------------------------------------------------------------------------------
Total return/d                   4.48%        (0.39)%       2.51%          3.28%       1.72%        2.57%         4.85%
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/e
---------------------------------------------------------------------------------------------------------------------------
Expenses before waiver and        0.73%         0.73%        0.74%          0.75%       0.74%        0.75%         0.75%
payments by affiliates
---------------------------------------------------------------------------------------------------------------------------
Expenses net of waiver and        0.73%         0.73%        0.74%          0.75%       0.74%        0.67%         0.60%
payments by affiliates
---------------------------------------------------------------------------------------------------------------------------
Net investment income             3.74%         3.58%        3.62%          3.56%       3.40%        3.57%         3.64%
---------------------------------------------------------------------------------------------------------------------------
Supplemental data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year         $321,385      $320,661     $273,552       $222,308     $233,785     $227,288      $217,829
(000's)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate          9.23%         8.37%        20.61%        30.01%        5.42%        4.66%         3.35%
---------------------------------------------------------------------------------------------------------------------------

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
b. Based on average daily shares outstanding.
c. Effective September 1, 2008, the redemption fee was eliminated.
d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.
f. Amount rounds to less than $0.01 per share.
g. For the period January 1, 2004 to September 30, 2004.


Franklin New York Intermediate-Term Tax-Free Income Fund - Class C Shares

----------------------------------------------------------------------------------------------------------------------------

    Class C                    Six Months                  Year Ended September 30,                              Year Ended
                               Ended March 31,                                                                  December 31,
---------------------------------------------------------------------------------------------------------------------------
                                  2009             2008        2007        2006         2005        2004/g          2003/h
                               (unaudited)
----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout
the year)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of year                           $10.38        $10.82      $10.95      $10.97       $11.16        $11.17         $11.27
----------------------------------------------------------------------------------------------------------------------------
Income from investment
operations: /a
----------------------------------------------------------------------------------------------------------------------------
Net investment income/b            0.17          0.33         0.33       0.33          0.32         0.25           0.17
----------------------------------------------------------------------------------------------------------------------------
Net realized and                   0.27         (0.43)       (0.12)     (0.03)        (0.19)       (0.01)         (0.10)
unrealized gains (losses)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                        0.44          (0.10)        0.21       0.30          0.13         0.24          0.07
----------------------------------------------------------------------------------------------------------------------------
Less distributions from net      (0.16)         (0.34)       (0.34)     (0.32)        (0.32)       (0.25)        (0.17)
investment income
----------------------------------------------------------------------------------------------------------------------------
Redemption feesc                  -             -f            -f          -f           -f            -             -
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year    $10.66         $10.38       $10.82      $10.95       $10.97       $11.16        $11.17
----------------------------------------------------------------------------------------------------------------------------
Total returnd                     4.29%        (1.04)%      1.95%         2.81%       1.16%        2.14%          0.64%
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/e
----------------------------------------------------------------------------------------------------------------------------
Expenses before waiver and        1.28%        1.29%       1.29%         1.29%        1.28%        1.30%         1.30%
 payments by affiliates
----------------------------------------------------------------------------------------------------------------------------
Expenses net of waiver and        1.28%        1.28%       1.29%        1.29%         1.29%        1.22%         1.15%
payments by affiliates
----------------------------------------------------------------------------------------------------------------------------
Net investment income             3.19%        3.03%       3.07%        3.02%         2.85%        3.02%         3.09%
----------------------------------------------------------------------------------------------------------------------------
Supplemental data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year         $29,094      $18,007     $11,175      $12,123       $12,323        $8,772        $3,965
(000's)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           9.23%        8.37%      20.61%      30.01%         5.42%         4.66%          3.35%
----------------------------------------------------------------------------------------------------------------------------

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
b. Based on average daily shares outstanding.
c. Effective September 1, 2008, the redemption fee was eliminated.
d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.
f. Amount rounds to less than $0.01 per share.
g. For the period January 1, 2004 to September 30, 2004.
h. For the period July 1, 2003 (effective date) to December 31, 2003.



Franklin New York Intermediate-Term Tax-Free Income Fund - Advisor Class Shares

-------------------------------------------------------------------------------
Advisor Class                                                      Period Ended
                                                                     March 31,
-------------------------------------------------------------------------------
                                                                        2009/e
                                                                    (unaudited)
-------------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
-------------------------------------------------------------------------------
Net asset value, beginning of period                                     $10.29
--------------------------------------------------------------------------------
Income from investment operations: /a
--------------------------------------------------------------------------------
Net investment income/b                                                     0.14
--------------------------------------------------------------------------------
Net realized and unrealized gains (losses)                                 0.34
--------------------------------------------------------------------------------
Total from investment operations                                           0.48
--------------------------------------------------------------------------------
Less distributions from net investment income                             (0.13)
--------------------------------------------------------------------------------
Net asset value, end of period                                            $10.64
--------------------------------------------------------------------------------
Total return/c                                                             4.67%
--------------------------------------------------------------------------------
Ratios to average net assets/d
--------------------------------------------------------------------------------
Expenses                                                                   0.63%
--------------------------------------------------------------------------------
Net investment income                                                      3.84%
--------------------------------------------------------------------------------
Supplemental data
--------------------------------------------------------------------------------
Net assets, end of period (000's)                                           $297
--------------------------------------------------------------------------------
Portfolio turnover rate                                                    9.23%
--------------------------------------------------------------------------------

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
b. Based on average daily shares outstanding.
c. Total return does is not annualized for periods less than one year.
d. Ratios are annualized for periods less than one year.
e. For the period December 1, 2008 (effective date) to March 31, 2009.






                              VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board of Trustees of the Target Funds, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the HSBC Investor Core Plus Fixed Income, the HSBC Investor Core Plus Fixed Income (Advisor), the HSBC Investor Intermediate Duration
Fixed Income and the HSBC Investor New York Tax-Free Bond Funds on or about July 29, 2009. Only shareholders of record as of the close of business on the Record Date, July 10, 2009, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote in any one of three ways:

        o   By mail, with the enclosed proxy card;
        o   In person at the Meeting; or
        o   By telephone.

          TO VOTE BY TELEPHONE:
          (1) Read the Prospectus/Proxy Statement and have your proxy card at hand.

          (2) Call the 1-800 number that appears on your proxy card.

          (3) Enter the control number set forth on the proxy card and follow the instructions.

We encourage you to vote by telephone by using the control number that appears on your enclosed proxy card. Use of telephone voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by filing a written notice of revocation with the Funds' sub-administrator, Citi Fund Services, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Fund (without complying with any formalities) at any time before it is voted. Being present at the Meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan of Reorganization and the Reorganizations contemplated thereby.

SOLICITATION OF VOTES

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Target Funds' Trustees, officers of the Target Funds' Trust, by personnel of AMUS, the Target Funds' investment adviser, the Target Funds' sub-administrator or distributor, and personnel of the Target Funds' transfer agent, or by broker-dealer firms.

Computershare Limited, a professional proxy solicitation firm (the "Solicitor"), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $25,000. It is expected that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of a Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In  all  cases  where  a  telephonic   proxy  is   solicited,   the   Solicitor
representative is required to ask for each shareholder's full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information provided by the person agrees with the information that the Solicitor has, then the Solicitor representative may ask for the shareholder's instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder's instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

Each Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of AMUS or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

QUORUM AND VOTING REQUIREMENTS

With regard to each proposal, a majority of the shares of each Target Fund outstanding on the Record Date, present in person or represented by proxy, constitutes a quorum for the transaction of business with respect to the proposal. Approval of each proposal requires the affirmative vote of a 1940 Act Majority.

EFFECT OF ABSTENTION AND BROKER "NON-VOTES"

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the Plan of Reorganization, because approval requires the affirmative vote of a 1940 Act Majority.

ADJOURNMENT

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting at a later date. If a quorum is present but there are not sufficient votes in favor of the Plan of
Reorganization,   the  persons  named  as  proxies  may  propose  one  or  more adjournments of the Meeting to permit further solicitation of proxies concerning the Plan of Reorganization. Any adjournment will require the affirmative vote of a majority of the Funds' shares present at the Meeting to be adjourned. If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

OTHER MATTERS

The  Board of  Trustees  of the  Target  Funds  does not  intend  to bring  any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Trustees are not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

FUTURE SHAREHOLDER PROPOSALS

You may request inclusion in the HSBC Investor Funds' proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of Trustees of the Trust. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

TARGET FUNDS

Only shareholders of record of the Target Funds at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. The following table shows the number of shares of each class and the total number of outstanding shares of each Target Fund as of the close of business on the Record Date:

                            FUND                         SHARES
-------------------------------------------------------------------
HSBC Investor Core Fixed Income Fund - Class A        836,434.158
HSBC Investor Core Fixed Income Fund - Class B         92,851.865
HSBC Investor Core Fixed Income Fund - Class C         10,802.445
Total                                                 940,088.468

HSBC Investor Core Fixed Income Fund (Advisor) -    5,007,471.699
Class I

HSBC Investor Intermediate Duration Fixed Income      220,663.609
Fund - Class A
HSBC Investor Intermediate Duration Fixed Income       94,664.445
Fund - Class B
HSBC Investor Intermediate Duration Fixed Income       20,811.275
Fund - Class C
HSBC Investor Intermediate Duration Fixed Income      969,314.404
Fund - Class I
Total                                               1,305,453.733

HSBC Investor New York Tax-Free Bond Fund - Class   2,198,152.200
A
HSBC Investor New York Tax-Free Bond Fund - Class     282,792.383
B
HSBC Investor New York Tax-Free Bond Fund - Class      49,454.016
C
HSBC Investor New York Tax-Free Bond Fund - Class   1,331,908.443
I
Total                                               3,862,307.042


Unless otherwise noted below, as of the Record Date, the current officers and Trustees of the Target Funds in the aggregate beneficially owned less than 1% of the Class A, Class B, Class C and Class I shares of the HSBC Investor Core Plus Fixed Income, the HSBC Investor Core Plus Fixed Income (Advisor), the HSBC Investor Intermediate Duration Fixed Income and the HSBC Investor New York Tax-Free Bond Funds, respectively.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the HSBC Investor Core Plus Fixed Income, the HSBC Investor Core Plus Fixed Income (Advisor), the HSBC Investor Intermediate Duration Fixed Income and the HSBC Investor New York Tax-Free Bond Funds, respectively:

----------------------------------------------------------------------
                                                           PERCENT OF
                                                            THE CLASS
                                                         TOTAL ASSETS
                                                              HELD BY
                                                                  THE
FUND/CLASS                              NO. OF SHARES    SHAREHOLDERS
----------------------------------------------------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME
FUND
----------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------
PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR               836,350.283       99.99%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------
PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR                92,851.865      100.00%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------
PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR                10,802.445      100.00%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME
FUND (ADVISOR)
----------------------------------------------------------------------
CLASS I
----------------------------------------------------------------------
VANGUARD FIDUCIARY TRUST COMPANY
HSBC INVESTOR FUNDS
400 DEVON PARK DRIVE K-22               2,194,473.205      43.82%
WAYNE, PA 19087

----------------------------------------------------------------------
NORTHERN TRUST AS CUSTODIAN
FBO HSBC
A/C 2282319                             1,116,473.524      22.30%
PO BOX 92956
CHICAGO, IL 60675

----------------------------------------------------------------------
PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR               912,665.349       18.23%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
SEI PRIVATE TRUST COMPANY
C/O HSBC BANK ID 240
ATTN MUTUAL FUND ADMINISTRATOR           704,027.293       14.06%
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

----------------------------------------------------------------------
HSBC INVESTOR INTERMEDIATE DURATION
FIXED INCOME FUND

----------------------------------------------------------------------
 CLASS A
----------------------------------------------------------------------
PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR               219,252.509       99.36%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------
PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR                94,664.445      100.00%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR                20,811.275      100.00%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
CLASS I
----------------------------------------------------------------------
VANGUARD FIDUCIARY TRUST COMPANY
HSBC INVESTOR FUNDS
400 DEVON PARK DRIVE                     578,700.974       59.70%
K-22 WAYNE, PA 19087

----------------------------------------------------------------------
SEI PRIVATE TRUST COMPANY
C/O HSBC BANK ID 240
ATTN MUTUAL FUND ADMINISTRATOR           198,557.627       20.48%
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

----------------------------------------------------------------------
NORTHERN TRUST AS CUSTODIAN
FBO HSBC
A/C 2282319                              190,988.869       19.70%
PO BOX 92956
CHICAGO, IL 60675

----------------------------------------------------------------------
HSBC INVESTOR NEW YORK TAX-FREE BOND
FUND
----------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------
PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR              2,198,064.387     100.00%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
FREE BOND-CLASS B
----------------------------------------------------------------------
PERSHING LLC ONE
PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR               281,714.186       99.62%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------
PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR                49,454.016      100.00%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------
HSBC INVESTOR NEW YORK TAX-FREE BOND
----------------------------------------------------------------------
CLASS I
----------------------------------------------------------------------

SEI PRIVATE TRUST COMPANY
C/O HSBC BANK ID 240
ATTN MUTUAL FUND ADMINISTRATOR          1,028,101.732      77.19%
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

----------------------------------------------------------------------

PERSHING LLC
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR               303,806.711       22.81%
JERSEY CITY, NJ 07399

----------------------------------------------------------------------

ACQUIRING FUNDS

The following table shows the number of shares of each class and the total number of outstanding shares of each Acquiring Fund as of the close of business on the Record Date:

                            FUND                         SHARES
Franklin New York Intermediate-Term Tax-Free        33,950,278.932
Income Fund - Class A
Franklin New York Intermediate-Term Tax-Free         3,883,423.689
Income Fund - Class C
Franklin New York Intermediate-Term Tax-Free           167,229.419
Income Fund - Advisor Class
Total                                               38,000,932.040

Franklin Total Return Fund - Class A               113,091,220.088
Franklin Total Return Fund - Class B                 2,325,042.095
Franklin Total Return Fund - Class C                20,076,323.431
Franklin Total Return Fund - Class R                 8,348,043.875
Franklin Total Return Fund - Advisor Class          59,922,236.733
Total                                              203,762,866.222


Unless otherwise noted below, as of the Record Date, the current officers and Trustees of the Acquiring Funds in the aggregate beneficially owned less than 1% of the Class A, Class B, Class C and Advisor Class shares of the Franklin Total Return Fund and Franklin New York Intermediate-Term Tax-Free Income Fund.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Franklin Total Return Fund and Franklin New York Intermediate-Term Tax-Free Income
Fund:

----------------------------------------------------------------------
                                                         PERCENT OF
                                                         THE CLASS
                                                        TOTAL ASSETS
                                                          HELD BY
                                                            THE
FUND/CLASS                              NO. OF SHARES   SHAREHOLDERS
----------------------------------------------------------------------

FRANKLIN NEW YORK INTERMEDIATE-TERM
TAX-FREE INCOME FUND
----------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------
CITIGROUP GLOBAL MARKETS INC
00109801250
333 W 34TH ST 3RD FLOOR                 2,221,044.084      6.565%
NEW YORK NY 10001-2402

----------------------------------------------------------------------
MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION/97AJ8          2,003,070.329      5.921%
4800 DEER LAKE DR E
JACKSONVILLE FL 32246-6486

----------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------
MORGAN STANLEY & CO
ATTN MUTUAL FUND OPERATIONS
2 HARBORSIDE FINANCIAL CTR FL 3          215,884.319       5.575%
JERSEY CITY NJ 07311-1114

----------------------------------------------------------------------
UBS WM USA
0O0 11011 6100
OMNI ACCOUNT M/F
ATTN DEPARTMENT MANAGER                  208,833.035       5.393%
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

----------------------------------------------------------------------
CITIGROUP GLOBAL MARKETS INC
00109801250
333 W 34TH ST 3RD FLOOR                  227,522.631       5.876%
NEW YORK NY 10001-2402

----------------------------------------------------------------------
MLPF&S FOR THE SOLE BENEFIT OF
ITS CUSTOMERS
ATTN  FUND ADMINISTRATION 97GJ0          600,110.720      15.499%
4800 DEER LAKE DR E 2ND FL
JACKSONVILLE FL 32246-6486

----------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------
ELLARD CO
C O FIDUCIARY TRUST CO INTL
PO  BOX 3199                              84,250.498      54.723%
CHURCH STREET STATION
NY NY 10008

----------------------------------------------------------------------
PERSHING LLC
PO  BOX 2052                              11,607.329       7.539%
JERSEY CITY NJ 07303-9998

----------------------------------------------------------------------
NFS LLC FEBO
CARL F WAND
MARSHA WAND                               9,336.055        6.064%
1776 E JERICHO TPKE   3
HUNTINGTON NY 11743

----------------------------------------------------------------------
FIRST CLEARING LLC
A C 8893-5260
RUTH P PELLETIER
MANAGED ACCOUNT                           9,303.158        6.042%
137 OXFORD ROAD  APT F7
NEW HARTFORD NY 13413-2840

----------------------------------------------------------------------
PERSHING LLC
PO  BOX 2052                              15,492.958      10.063%
JERSEY CITY NJ 07303-9998

----------------------------------------------------------------------
LPL FINANCIAL
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS               19,300.879      12.536%
PO BOX 509046
SAN DIEGO CA 92150-9046

----------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND
----------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------
MLPF AND S FOR THE SOLE BENEFIT ATTN
FUND ADMINISTRATION
ITS CUSTOMER 97XW6                      14,545,869.843    12.877%
4800 DEER LAKE DR EAST 2ND FL
JACKSONVILLE FL 32246-6484

----------------------------------------------------------------------
EDWARD JONES & CO
ATTN MUTUAL FUND
SHAREHOLDER ACCOUNTING                  45,804,286.283    40.550%
201 PROGRESS PKWY
MARYLAND HEIGHTS MO 63043-3009

----------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------
EDWARD JONES & CO
ATTN MUTUAL FUND
SHAREHOLDER ACCOUNTING                   231,168.464       9.946%
201 PROGRESS PKWY
MARYLAND HEIGHTS MO 63043-3009

----------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------
EDWARD JONES & CO
ATTN MUTUAL FUND
SHAREHOLDER ACCOUNTING                  1,518,701.448      7.583%
201 PROGRESS PKWY
MARYLAND HEIGHTS MO 63043-3009

----------------------------------------------------------------------
MERRILL LYNCH PIERCE FENNER & SMITH
OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION                2,295,314.871     11.461%
4800 E DEER LAKE DR E
JACKSONVILLE FL 32246-6486

----------------------------------------------------------------------
CITIGROUP GLOBAL MARKETS INC
00109801250
333 W 34TH ST 3RD FL                    1,283,276.319      6.408%
NEW YORK NY 10001-2402

----------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------
MERRILL LYNCH PIERCE FENNER & SMITH
INC
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION                1,115,826.426     13.363%
4800 DEER LAKE DR 2ND FL
JACKSONVILLE FL 32246-6484

----------------------------------------------------------------------
HARTFORD LIFE INSURANCE CO
SEPERATE ACCOUNT
ATTN UIT OPERATIONS                     2,639,899.819     31.615%
PO BOX 2999
HARTFORD CT 06104-2999

----------------------------------------------------------------------
PIMS PRUDENTIAL RETIREMENT
AS NOMINEE FOR THE TTEE CUST PL 300
GRUNDFOS PUMPS CORPORATION               574,053.049       6.874%
5900 E SHIELDS AVENUE
FRESNO CA 93727

----------------------------------------------------------------------
NFS LLC FEBO
TRANSAMERICA LIFE INS COMPANY
1150 S OLIVE ST STE 2700                 663,534.313       7.946%
LOS ANGELES CA 90015-2211

----------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------
CONSERVATIVE TARGET FUND
F/T FUND ALLOCATOR
C/O FUND ACCOUNTING DEPT
LAURA FERGERSON                         7,073,483.052     11.848%
3344 QUALITY DR
RANCHO CORDOVA CA 95670-7313

----------------------------------------------------------------------
MODERATE TARGET FUND
F/T FUND ALLOCATOR
C/O FUND ACCOUNTING DEPT
ATTN LAURA FERGERSON                    9,171,770.330     15.363%
3344 QUALITY DR
RANCHO CORDOVA CA 95670-7313

----------------------------------------------------------------------
EDWARD JONES & CO
ATTN MUTUAL FUND
SHAREHOLDER ACCOUNTING                  19,364,382.368    32.437%
201 PROGRESS PKWY
MARYLAND HEIGHTS MO 63043-3009

----------------------------------------------------------------------
ELLARD & CO
C/O FIDUCIARY TRUST CO INT'L
PO  BOX 3199 CHURCH ST STATION          7,547,263.778     12.642%
NY NY 10008-3199

----------------------------------------------------------------------

The votes of the shareholders of the Franklin Total Return and Franklin New York Intermediate-Term Tax-Free Income Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

INFORMATION ABOUT THE FUNDS

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549. The SEC maintains an Internet
World Wide Website (at http://www.sec.gov) which contains other information about the Fund.



                   ATTACHMENTS TO PROSPECTUS/PROXY STATEMENT

Attachment I Comparison  of  the  Fundamental  and  Non-Fundamental  Investment
             Policies of the Target Funds and the Acquiring Funds

Attachment II   Form of Agreement and Plan of Reorganization


                                                       Attachment I

         COMPARISONS OF THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT
             POLICIES OF THE TARGET FUNDS AND THE ACQUIRING FUNDS

While the fundamental and non-fundamental investment policies of the Target Funds and the Acquiring Funds are comparable, there are certain differences to note. First, with respect to concentration, each of the Target and Acquiring Funds has a slightly different policy, each reflecting the Fund's particular investment objective, strategy, type and industry or area of focus. Second, the Target Funds and the Acquiring Funds have different fundamental policies on making loans, each having different restrictions and exceptions. Third, each of the Target and Acquiring Funds has a slightly different non-fundamental policy with respect to short-selling securities, investing in futures and/or options on futures, and repurchase agreements. Finally, certain of the Target and Acquiring Funds have adopted fundamental or non-fundamental investment policies that the other Funds have not. For example, certain Target Funds have adopted non-fundamental investment policies with respect to purchasing on margin and investments in warrants. Additionally, certain Target funds have adopted fundamental investment policies with respect to purchasing not more than 10% of all outstanding debt obligations of any one issuer. Similarly, certain Acquiring Funds have adopted non-fundamental investment policies with respect to asset-backed securities, convertible securities, credit-linked securities, hybrid securities, mortgage-backed securities and other investment strategies.

Below is a detailed side-by-side comparison of the Target Funds' and the Acquiring Funds' fundamental and non-fundamental investment policies. Fundamental investment policies and limitations are subject to change only by shareholder vote, whereas non-fundamental investment policies and limitations are subject to change by approval of the Board of Trustees. The prospectuses of the Target Funds and the Acquiring Funds contain additional investment policies that are considered non-fundamental, which are described in the Proposals 1(A) and 1(B), Proposal 2 and Proposal 3 sections of this Prospectus/Proxy Statement.

           TARGET FUNDS                      ACQUIRING FUNDS
----------------------------------------------------------------------

HSBC   INVESTOR   CORE  PLUS  FIXED   FRANKLIN TOTAL RETURN FUND
INCOME   FUND  AND  HSBC   INVESTOR
INTERMEDIATE  DURATION FIXED INCOME
FUND

The Funds may not underwrite the The Fund may not act as an securities of other issuers underwriter except to the extent (except to the extent that the the Fund may be deemed to be an Portfolio (Fund) may be deemed to underwriter when disposing of be an underwriter within the securities it owns or when
meaning  of  the  1933  Act  in the   selling its own shares.
disposition      of      restricted   (FUNDAMENTAL)
securities).
(FUNDAMENTAL)


The Funds may not make loans The Fund may not make loans if, except: (i) by purchasing debt as a result, more than 33 1/3%
securities in  accordance  with its   of  its  total  assets  would  be
investment objective and policies, lent to other persons, including or entering into repurchase other investment companies to agreements, and (ii) by lending the extent permitted by the
its portfolio securities.             Investment  Company  Act of 1940,
(FUNDAMENTAL)                         as  amended  (1940  Act),  or any
                                      rules,        exemptions       or
                                      interpretations  thereunder  that
                                      may  be   adopted,   granted   or
                                      issued  by  the  U.S.  Securities
                                      and  Exchange  Commission  (SEC).
                                      This  limitation  does not  apply
                                      to (i) the  lending of  portfolio
                                      securities,  (ii) the purchase of
                                      debt   securities,   other   debt
                                      instruments,  loan participations
                                      and/or    engaging    in   direct
                                      corporate   loans  in  accordance
                                      with  its  investment  goals  and
                                      policies,  and  (iii)  repurchase
                                      agreements   to  the  extent  the
                                      entry    into    a     repurchase
                                      agreement   is  deemed  to  be  a
                                      loan.

                                      (FUNDAMENTAL)

The Funds may not purchase or sell The Fund may not purchase or real estate, although it may sell real estate unless acquired purchase and sell securities of as a result of ownership of companies which deal in real securities or other instruments estate, other than real estate and provided that this limited partnerships, and may restriction does not prevent the purchase and sell marketable Fund from (i) purchasing or
securities  which  are  secured  by   selling       securities       or
interests in real estate.             instruments   secured   by   real
(FUNDAMENTAL)                         estate  or   interests   therein,
                                      securities     or     instruments
                                      representing  interests  in  real
                                      estate    or     securities    or
                                      instruments   of   issuers   that
                                      invest,  deal or otherwise engage
                                      in  transactions  in real  estate
                                      or  interests  therein,  and (ii)
                                      making,   purchasing  or  selling
                                      real estate mortgage loans.
                                      (FUNDAMENTAL)

The   Funds   may  not   invest  in   The  Fund  may  not  purchase  or
physical  commodities  or contracts   sell    physical     commodities,
on physical commodities.              unless  acquired  as a result  of
(FUNDAMENTAL)                         ownership of  securities or other
                                      instruments   and  provided  that
                                      this    restriction    does   not
                                      prevent   the   Fund   from   (i)
                                      engaging     in      transactions
                                      involving  currencies and futures
                                      contracts and options  thereon or
                                      (ii)  investing in  securities or
                                      other    instruments   that   are
                                      secured by physical commodities.
                                      (FUNDAMENTAL)

The  Funds  may  not  issue  senior   The  Fund  may not  issue  senior
securities,   except  as  permitted   securities,  except to the extent
under the 1940 Act.                   permitted  by the 1940 Act or any
(FUNDAMENTAL)                         rules,        exemptions       or
                                      interpretations  thereunder  that
                                      may  be   adopted,   granted   or
                                      issued by the SEC.
                                      (FUNDAMENTAL)

The Funds may not with  respect  to   The  Fund  may not  purchase  the
75% of its assets, purchase a securities of any one issuer security if, as a result, it would (other than the U.S. government hold more than 10% (taken at the or any of its agencies or
time  of  such  investment)  of the   instrumentalities  or  securities
outstanding voting securities of of other investment companies, any issuer. The Funds may not whether registered or excluded with respect to 75% of its assets, from registration under Section purchase securities of any issuer 3(c) of the 1940 Act) if
if, as the result,  more than 5% of   immediately       after      such
the   Portfolio's   (Fund's)  total   investment  (i)  more  than 5% of
assets, taken at market value at the value of the Fund's total the time of such investment, would assets would be invested in such
be  invested in the  securities  of   issuer  or (ii)  more than 10% of
such   issuer,   except  that  this   the      outstanding       voting
restriction does not apply to securities of such issuer would securities issued or guaranteed by be owned by the Fund, except the U.S. Government or its that up to 25% of the value of
agencies or instrumentalities.        the  Fund's  total  assets may be
(FUNDAMENTAL)                         invested  without  regard to such
                                      5% and 10% limitations.
                                      (FUNDAMENTAL)

The  Funds  may  not   acquire  any   The  Fund  may  not   concentrate
securities of companies  within one   (invest  more  than  25%  of  its
industry  if as a  result  of  such   total  assets) in  securities  of
acquisition,  more  than 25% of the   issuers in a particular  industry
value of the  Portfolio's  (Fund's)   (other than securities  issued or
total  assets  would be invested in   guaranteed     by    the     U.S.
securities   of  companies   within   government    or   any   of   its
such industry;  provided,  however,   agencies or instrumentalities).
that there  shall be no  limitation   (FUNDAMENTAL)
on  the  purchase  of   obligations
issued  or  guaranteed  by the U.S.
Government,    its    agencies   or
instrumentalities,     when     the
Portfolio     (Fund)    adopts    a
temporary defensive  position;  and
provided        further        that
mortgage-backed   securities  shall
not   be    considered   a   single
industry  for the  purposes of this
investment restriction.
(FUNDAMENTAL)

The  Funds  may  not  borrow  money   The Fund does not  borrow  money,
(including from a bank or through except that the Fund may borrow reverse repurchase agreements or for temporary or emergency
forward  dollar  roll  transactions   purposes  in  an  amount  not  to
involving           mortgage-backed   exceed  30% of its  total  assets
securities  or  similar  investment   (including       the       amount
techniques entered into for borrowed). As a matter of leveraging purposes), except that non-fundamental policy, the Fund the Portfolio (Fund) may borrow as does not consider the purchase
a  temporary   measure  to  satisfy   and/or sale of a mortgage  dollar
redemption    requests    or    for   roll to be a borrowing.
extraordinary      or     emergency   (NON-FUNDAMENTAL)
purposes,    provided    that   the
Portfolio  (Fund)  maintains  asset
coverage  of at least  300% for all
such borrowings.
(FUNDAMENTAL)

The Fund  may not  sell  securities   The  Fund  may  invest,   buy  or
short,  unless  it  owns or has the   engage in:
right    to    obtain    securities   o  asset-backed securities.
equivalent  in kind and  amount  to   o  income-producing    floating
the  securities  sold  short,   and   interest rate corporate loans.
provided   that   transactions   in   o  collateralized       debt
options and futures  contracts  are   obligations.
not  deemed  to  constitute   short   o  convertible securities.
sales of securities.                  o  securities    rated    below
(NON-FUNDAMENTAL)                     investment grade.
                                      o  a  portion  of  its  assets  in
The   Fund   may  not   invest   in   municipal securities.
securities   of   any    registered   o  credit-linked securities.
investment  company  except  to the   o  call   and  put   options   on
extent  permitted  under  the  1940   securities and currencies.
Act   generally  or  in  accordance   o  futures     contracts     on
with any  exemptive  order  granted   securities  and  options on these
to the Trust by the SEC.              contracts.
(NON-FUNDAMENTAL)                     o  interest  rate,  total  return,
                                      currency   and   credit   default
The Fund may not  invest in futures   swaps.
and/or  options  on  futures to the   o  up to 20% of assets in  forward
extent    that   its    outstanding   contracts    including   currency
obligations to purchase  securities   forwards,      cross     currency
under  any  future   contracts   in   forwards,  options on  currencies
combination  with  its  outstanding   or  financial  and index  futures
obligations    with    respect   to   contracts.
options  transactions  would exceed   o  a  portion  of  its  assets  in
35% of its total assets.              securities   of  issuers  in  any
(NON-FUNDAMENTAL)                     foreign  country,   developed  or
                                      developing,  and may buy  foreign
The   Fund  may  not   enter   into   securities  that  are  traded  in
repurchase  agreements exceeding in   the U.S.  or  securities  of U.S.
the  aggregate  15% of  the  market   issuers that are  denominated  in
value of its total assets.            a foreign currency.
(NON-FUNDAMENTAL  -  HSBC  INVESTOR   o  hybrid securities.
CORE PLUS FIXED INCOME FUND ONLY)     o  up to 15% of its net  assets in
                                      illiquid securities.
                                      o  savings deposits.
                                      o  lending     of     portfolio
                                      securities  up to 33  1/3% of the
                                      value   of  its   total   assets,
                                      measured  at the time of the most
                                      recent loan.
                                      o  mortgage-backed    securities
                                      issued or  guaranteed  by foreign
                                      governments      and      private
                                      institutions.
                                      o  stripped  mortgage  securities
                                      and    net    interest     margin
                                      securities.
                                      o  reverse   mortgages,   either
                                      directly  or through  investments
                                      in mortgage-backed securities.
                                      o  short selling.
                                      o  fixed  and   adjustable   rate
                                      mortgage-backed       securities,
                                      including    those    issued   or
                                      guaranteed by Ginnie Mae,  Fannie
                                      Mae and Freddie Mac.
                                      o  certain debt  obligations  that
                                      are  collateralized  by  mortgage
                                      loans  or  mortgage  pass-through
                                      securities  known as CMOs,  which
                                      are    derivative     multi-class
                                      mortgage   securities,   and   in
                                      mortgage dollar rolls.
                                      o  a  portion  of  its  assets  in
                                      securities  of  other  investment
                                      companies.
                                      o  repurchase agreements.
                                      o  obligations   of   the   U.S.
                                      government  or  of   corporations
                                      chartered  by Congress as federal
                                      government instrumentalities.
                                      o  securities  on a  "when-issued"
                                      or "delayed-delivery" basis.
                                      (NON-FUNDAMENTAL)

The  Fund  may  not   purchase   on   No   corresponding    policy   or
margin,    except    for   use   of   limitation.
short-term   credit   as   may   be
necessary   for  the  clearance  of
purchases and sales of  securities,
but it may make margin  deposits in
connection  with   transactions  in
options,  futures,  and  options on
futures.
(NON-FUNDAMENTAL)

The   Fund   may  not   invest   in   No   corresponding    policy   or
warrants,  valued  at the  lower of   limitation.
cost or market,  in excess of 5% of
the  value  of  its  total  assets,
except  that this  limitation  does
not apply to  warrants  acquired in
units or attached to securities.
(NON-FUNDAMENTAL)

HSBC  INVESTOR  NEW  YORK  TAX-FREE   FRANKLIN         NEW         YORK
BOND FUND                             INTERMEDIATE-TERM        TAX-FREE
                                      INCOME FUND
----------------------------------------------------------------------

The  Fund may not  borrow  money or   The  Fund may not  borrow  money,
pledge,   mortgage  or  hypothecate   except  to the  extent  permitted
assets of the Fund,  except that as   by the 1940  Act,  or any  rules,
a     temporary     measure     for   exemptions   or   interpretations
extraordinary      or     emergency   thereunder  that may be  adopted,
purposes   it  may   borrow  in  an   granted or issued by the SEC.
amount  not  to  exceed  1/3 of the   (FUNDAMENTAL)
value  of  the  net  assets  of the
Fund,    including    the    amount
borrowed, and may pledge,  mortgage
or  hypothecate  not more  than 1/3
of  such   assets  to  secure  such
borrowings  (it  is  intended  that
money would be  borrowed  only from
banks   and  only  to   accommodate
requests  for  the   redemption  of
shares of the Fund while  effecting
an    orderly     liquidation    of
portfolio   securities),   provided
that collateral  arrangements  with
respect   to   futures   contracts,
including  deposits  of initial and
variation    margin,     are    not
considered  a pledge of assets  for
purposes    of   this    Investment
Restriction.
(FUNDAMENTAL)

The Fund may not underwrite The Fund may not act as an securities issued by other underwriter except to the extent persons, except insofar as the the Fund may be deemed to be an
Trust may technically be deemed an underwriter when disposing of underwriter under the 1933 Act, in securities it owns or when
selling a  portfolio  security  for   selling its own shares.
the Fund.                             (FUNDAMENTAL)
(FUNDAMENTAL)

The Fund may not make loans to The Fund may not make loans if, other persons except (a) through as a result, more than 331/3% of
the lending of  securities  held by   its  total  assets  would be lent
the Fund, but not in excess of 1/3 to other persons, including of the Fund's net assets taken at other investment companies to market value, (b) through the use the extent permitted by the 1940 of fixed time deposits or Act or any rules, exemptions or repurchase agreements or the interpretations thereunder that
purchase       of        short-term   may  be   adopted,   granted   or
obligations, (c) by purchasing all issued by the SEC. This or a portion of an issue of debt limitation does not apply to (i) securities of types commonly the lending of portfolio distributed privately to financial securities, (ii) the purchase of institutions; for purposes of this debt securities, other debt Investment Restriction the instruments, loan participations purchase of short-term commercial and/or engaging in direct paper or a portion of an issue of corporate loans in accordance
debt  securities  which are part of   with  its  investment  goals  and
an issue to the public shall not policies, and (iii) repurchase be considered the making of a loan. agreements to the extent the
(FUNDAMENTAL)                         entry    into    a     repurchase
                                      agreement   is  deemed  to  be  a
                                      loan.
                                      (FUNDAMENTAL)

The Fund may not  purchase  or sell   The  Fund  may  not  purchase  or
real estate (including limited sell real estate unless acquired partnership interests but as a result of ownership of excluding securities secured by securities or other instruments real estate or interests therein), and provided that this interests in oil, gas or mineral restriction does not prevent the leases, commodities or commodity Fund from (i) purchasing or
contracts  in the  ordinary  course   selling       securities       or
of  business  (the  Trust  reserves   instruments   secured   by   real
the freedom of action to hold and estate or interests therein, to sell for the Fund real estate securities or instruments acquired as a result of its representing interests in real
ownership of securities).             estate    or     securities    or
(FUNDAMENTAL)                         instruments   of   issuers   that
                                      invest,  deal or otherwise engage
                                      in  transactions  in real  estate
No    corresponding    policy    or   or  interests  therein,  and (ii)
limitation.                           making,   purchasing  or  selling
                                      real estate mortgage loans.

                                      The  Fund  may  not  purchase  or
                                      sell    physical     commodities,
                                      unless  acquired  as a result  of
                                      ownership of  securities or other
                                      instruments   and  provided  that
                                      this    restriction    does   not
                                      prevent   the   Fund   from   (i)
                                      engaging     in      transactions
                                      involving  currencies and futures
                                      contracts and options  thereon or
                                      (ii)  investing in  securities or
                                      other    instruments   that   are
                                      secured by physical  commodities.
                                      (FUNDAMENTAL)

The Fund may not issue  any  senior   The  Fund  may not  issue  senior
security  (as that term is  defined   securities,  except to the extent
in the 1940  Act) if such  issuance   permitted  by the 1940 Act or any
is  specifically  prohibited by the   rules,        exemptions       or
1940   Act   or   the   rules   and   interpretations  thereunder  that
regulations             promulgated   may  be   adopted,   granted   or
thereunder,  except as  appropriate   issued by the SEC.
to   evidence   a   debt   incurred   (FUNDAMENTAL)
without    violating     Investment
Restriction    (1)    above,    and
provided      that       collateral
arrangements    with   respect   to
futures    contracts,     including
deposits of initial  and  variation
margin,  are not  considered  to be
the  issuance of a senior  security
for  purposes  of  this  Investment
Restriction.
(FUNDAMENTAL)

The  Fund may not  concentrate  its   The  Fund  may  not  invest  more
investments   in   any   particular   than  25%  of  the   Fund's   net
industry,   but  if  it  is  deemed   assets in  securities  of issuers
appropriate  for the achievement of   in any one  industry  (other than
the  Fund's  investment  objective,   securities  issued or  guaranteed
up to  25%  of  the  assets  of the   by the U.S.  government or any of
Fund (taken at market  value at the   its          agencies          or
time  of  each  investment)  may be   instrumentalities  or  securities
invested   in  any  one   industry,   of other investment companies.
except  that  positions  in futures   (FUNDAMENTAL)
contracts  shall not be  subject to
this  Investment   Restriction  and
except  that the Trust  may  invest
all  or  substantially  all  of the
Fund's     assets    in     another
registered    investment    company
having    the    same    investment
objective    and    policies    and
substantially  the same  investment
restrictions  as those with respect
to the Fund.
(FUNDAMENTAL)

The   Fund    may   not    purchase   The  Fund  may not  purchase  the
securities of any issuer if such securities of any one issuer purchase at the time thereof would (other than the U.S. government cause more than 10% of the voting or any of its agencies or securities of such issuer to be instrumentalities or securities held for the Fund, except that the of other investment companies, Trust may invest all or whether registered or excluded substantially all of the Fund's from registration under Section assets in another registered 3(c) of the 1940 Act) if
investment  company having the same   immediately       after      such
investment  objective  and policies   investment  (i)  more  than 5% of
and substantially the same the value of the Fund's total investment restrictions as those assets would be invested in such
with respect to the Fund.             issuer  or (ii)  more than 10% of
(FUNDAMENTAL)                         the      outstanding       voting
                                      securities  of such issuer  would
                                      be  owned  by  the  Fund,  except
                                      that  up to 25% of the  value  of
                                      the  Fund's  total  assets may be
                                      invested  without  regard to such
                                      5% and 10% limitations.
                                      (FUNDAMENTAL)

Under normal circumstances, at The Fund normally invests at least 80% of the net assets of the least 80% of its total assets in Fund, plus the amount of any securities that pay interest borrowing for investment purposes, free from the personal income
will be invested in  obligations of   taxes  of New York  City,  and at
the  State  of  New  York  and  its   least 65% of its total  assets in
authorities,              agencies,   municipal  securities  issued  by
instrumentalities   and   political   the  State  of  New  York  or its
subdivisions,  and of Puerto  Rico,   counties,         municipalities,
other  U.S.  territories  and their   authorities,  agencies,  or other
authorities,              agencies,   subdivisions.
instrumentalities   and   political   (NON-FUNDAMENTAL)
subdivisions,   the   interest   on
which  is   exempt   from   regular
federal  income  tax,  and New York
State  and New York  City  personal
income taxes.
(FUNDAMENTAL)

The  Fund  may  not   purchase  any   No   corresponding    policy   or
security  or  evidence  of interest   limitation.
therein on margin,  except that the
Trust may  obtain  such  short-term
credit  for  the  Fund  as  may  be
necessary   for  the  clearance  of
purchases  and sales of  securities
and   except   that   deposits   of
initial  and  variation  margin  in
connection   with   the   purchase,
ownership,   holding   or  sale  of
futures contracts may be made.
(FUNDAMENTAL)

The  Fund may not  write,  purchase   No   corresponding    policy   or
or sell any put or call  option  or   limitation.
any combination  thereof,  provided
that  this  shall not  prevent  the
writing,    purchase,    ownership,
holding    or   sale   of   futures
contracts.
(FUNDAMENTAL)

The   Fund   may  not   invest   in   No   corresponding    policy   or
securities  which  are  subject  to   limitation.
legal or  contractual  restrictions
on resale  (other  than  fixed time
deposits and repurchase  agreements
maturing  in not  more  than  seven
days)  if,  as  a  result  thereof,
more than 10% of the net  assets of
the  Fund  would  be  so   invested
(including  fixed time deposits and
repurchase  agreements  maturing in
more than  seven  days);  provided,
however,   that   this   Investment
Restriction  shall not apply to (a)
any security if the holder  thereof
is  permitted  to  receive  payment
upon a  specified  number  of  days
notice  of  the  unpaid   principal
balance   plus   accrued   interest
either   from  the   issuer  or  by
drawing   on  a  bank   letter   of
credit,    a   guarantee    or   an
insurance    policy   issued   with
respect  to  such  security  or  by
tendering   or    "putting"    such
security to a third  party,  or (b)
the  investment by the Trust of all
or substantially  all of the Fund's
assets   in   another    registered
investment  company having the same
investment  objective  and policies
and    substantially    the    same
investment  restrictions  as  those
with respect to the Fund.
(FUNDAMENTAL)

The  Fund  may  not  purchase  more   No   corresponding    policy   or
than  10% of all  outstanding  debt   limitation.
obligations   of  any  one   issuer
(other than  obligations  issued by
the U.S.  Government,  its agencies
or instrumentalities).
(FUNDAMENTAL)

The  Fund  may  not   purchase   on   No   corresponding    policy   or
margin,    except    for   use   of   limitation.
short-term   credit   as   may   be
necessary   for  the  clearance  of
purchases and sales of  securities,
but it may make margin  deposits in
connection  with   transactions  in
options,  futures,  and  options on
futures.
(NON-FUNDAMENTAL)


The Fund  may not  sell  securities    No   corresponding    policy   or
short,  unless  it  owns or has the    limitation.
right    to    obtain    securities
equivalent  in kind and  amount  to
the  securities  sold  short,   and
provided   that   transactions   in
options and futures  contracts  are
not  deemed  to  constitute   short
sales of securities.
(NON-FUNDAMENTAL)

The   Fund   may  not   invest   in    No   corresponding    policy   or
securities   of   any    registered    limitation.
investment  company  except  to the
extent  permitted  under  the  1940
Act   generally  or  in  accordance
with any  exemptive  order  granted
to the Trust by the SEC.
(NON-FUNDAMENTAL)

No   futures   contract   will   be    No   corresponding    policy   or
entered   into  for  the  New  York    limitation.
Tax-Free  Bond Fund if  immediately
thereafter  the  amount  of  margin
deposits   on   all   the   futures
contracts  of the Fund would exceed
5%  of  the  market  value  of  the
total assets of the Fund.
(NON-FUNDAMENTAL)

The  aggregate  market value of the    No   corresponding    policy   or
futures   contracts  held  for  the    limitation.
Fund not  exceed  50% of the market
value of the Fund's total assets.
(NON-FUNDAMENTAL)

                                                                  Attachment II

                     AGREEMENT AND PLAN OF REORGANIZATION
      THIS AGREEMENT AND PLAN OF REORGANIZATION ("AGREEMENT") is adopted as of this ____ day of June, 2009 by and among (i) HSBC Investor Funds, a Massachusetts business trust ("TRUST"), with its principal place of business at 452 Fifth Avenue, New York, NY 10018, on behalf of its series, HSBC Investor Core Plus Fixed Income Fund ("CPFI FUND"), HSBC Investor Intermediate Duration Fixed Income Fund ("IDFI FUND") and HSBC Investor New York Tax-Free Bond Fund ("NYTFB FUND"); (ii) HSBC Advisor Funds Trust, a Massachusetts business trust ("ADVISOR TRUST"), with its principal place of business at 452 Fifth Avenue, New York, NY 10018, on behalf of its series, HSBC Investor Core Plus Fixed Income Fund ("CPFI ADVISOR FUND"); (iii) HSBC Investor Portfolios, a New York trust ("MASTER TRUST"), with its principal place of business at 452 Fifth Avenue, New York, NY 10018, on behalf of its series, HSBC Investor Core Plus Fixed Income Portfolio ("CPFI PORTFOLIO") and
HSBC  Investor   Intermediate   Duration   Fixed  Income   Portfolio   ("IDFI
Portfolio"); (iv) HSBC Global Asset Management (USA) Inc., a registered investment adviser ("HGAM"), with its principal place of business at 452 Fifth Avenue, New York, NY 10018; (v) Franklin Investors Securities Trust, a Delaware statutory trust ("FRANKLIN TRUST"), with its principal place of business at One Franklin Parkway, San Mateo, CA 94403, on behalf of its series, Franklin Total Return Fund ("FRANKLIN TR FUND"); (vi) Franklin New York Tax Free Trust, a Delaware statutory trust ("FRANKLIN NY TRUST"), with its principal place of business at One Franklin Parkway, San Mateo, CA 94403, on behalf of its series, Franklin New York Intermediate-Term Tax-Free Income Fund ("FRANKLIN NY FUND"); and (vii) Franklin Advisers, Inc, ("FRANKLIN ADVISERS"), with its principal place of business at One Franklin Parkway, San Mateo, CA 94403.
      WHEREAS, each of the Trust, Advisor Trust, Master Trust, Franklin Trust and Franklin NY Trust is an open-end, registered investment company of the management type;

      WHEREAS, each of CPFI Fund, CPFI Advisor Fund, IDFI Fund and NYTFB Fund may hereinafter be referred to herein as a "TARGET FUND," and each of Franklin TR Fund and Franklin NY Fund may hereinafter be referred to herein as an "ACQUIRING FUND";

      WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets of the corresponding Target Fund (subject to the retention by the Target Fund of certain assets to discharge liabilities) in exchange for A, C and Advisor Class shares (as applicable) of the Acquiring Fund of equal value to the net assets of the Target Fund, and (ii) the Target Fund will distribute such shares of each class of the corresponding Acquiring Fund to shareholders of the corresponding class of the Target Fund (as set forth in Exhibit A), in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a "REORGANIZATION").

      WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("CODE");

      WHEREAS, the CPFI Fund, CPFI Advisor Fund and IDFI Fund each own securities, directly or indirectly through investment in CPFI Portfolio and IDFI Portfolio, respectively, and NYTFB Fund owns securities directly, that generally are assets of the character in which its corresponding Acquiring Fund is permitted to invest;

      WHEREAS, each of CPFI Fund and CPFI Advisor Fund invests all of its investable assets in CPFI Portfolio, and IDFI Fund invests all of its investable assets in IDFI Portfolio, in master-feeder structures;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.    DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party hereto which is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated hereunder, such failure shall not affect the other Reorganizations in any way. The parties shall cooperate in preparing, and each of Franklin Trust and Franklin NY Trust each shall file, a Registration Statement on Form N-14 under the Securities Act of 1933, as amended, which collectively shall properly register the Acquiring Fund shares to be issued in connection with the Reorganizations with the Securities and Exchange Commission ("COMMISSION") and include a proxy statement with respect to the votes of the shareholders of each Target Fund to approve its Reorganization (collectively, the "REGISTRATION STATEMENT").

1.2. With respect to the Reorganizations of the CPFI Fund, CPFI Advisor Fund and IDFI Fund, prior to or as of the close of each of the Target Funds' business on the Closing Date (as defined in Paragraph 3.1 hereof) of the Reorganization for that Target Fund, CPFI Portfolio or IDFI Portfolio, as appropriate, shall conduct an in-kind liquidating distribution, and shall deliver to CPFI Fund and CPFI Advisor Fund or IDFI Fund, as appropriate, all of its assets or such pro rata share of its assets as is appropriate given CPFI Fund's and CPFI Advisor Fund's or IDFI Fund's relative ownership of its beneficial interests.

1.3. On or as soon as practicable prior to the Closing Date for a Reorganization, the Target Fund (with the assistance of CPFI Portfolio or IDFI Portfolio, to the extent appropriate), will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Provided that all conditions precedent to a Reorganization have been satisfied as of the Closing Date and based on the representations and warranties each party herein provides to the others, the Trust or Advisor Trust and Franklin Trust or Franklin NY Trust, as appropriate, agree to take the following steps with respect to that Reorganization, the parties to which and classes of shares to be issued in connection with which as set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Paragraph 1.4(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefore shall deliver to the Target Fund the number of full and fractional Acquiring Fund shares, determined in the manner and as of the time on the Closing Date set forth in Paragraph 2.

(b) The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an estimated amount necessary to (i) discharge the Target Fund's unpaid liabilities on the Target Fund's books at the Closing Date and (ii) pay such contingent liabilities, if any, as the Board of Trustees of the Trust or Advisor Trust, as applicable, shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund's books (collectively, "ASSETS").

(c) The Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date. Neither the Acquiring Fund nor the Franklin Trust or Franklin NY Trust, as applicable, shall assume any of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, "LIABILITIES") and the Acquiring Fund and the Franklin Trust or the Franklin NY Trust, as appropriate, specifically disclaim the assumption of any such Liabilities.

(d) Immediately after the transfer of Assets provided for in this Paragraph, the Target Fund will distribute to its shareholders of record ("TARGET FUND SHAREHOLDERS") with respect to each class of shares, as set forth in Exhibit A, the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Paragraph 1.4(a), determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, and will completely liquidate (except as to the contingent liability reserve provided for in Paragraph 1.4(b) herein). Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund's shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of each class of shares of the Acquiring Fund to be so credited to the corresponding class or classes of Target Fund Shareholders shall be equal to the aggregate net asset value of the Target Fund's shares of the corresponding class or classes owned by the Target Fund Shareholders on the Closing Date (as set forth in Exhibit
      A).  All  issued  and   outstanding   shares  of  the  Target  Fund  will
      simultaneously be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund's Transfer Agent, as defined in Paragraph 3.2.

(f) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

2.    VALUATION

2.1.  With respect to each Reorganization:

(a) The value of the Target Fund's Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date, using the valuation procedures set forth in then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring
      Fund's Board of Trustees and provided to the Target Fund prior to the Closing Date.

(b) The net asset value of each class of Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share computed with respect to that class as of the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund's Board of Trustees.

(c) The number of each class of Acquiring Fund shares issued (including fractional shares, if any) in exchange for the Target Fund's Assets shall be determined by dividing the value of the net assets with respect to each class of shares of the Target Fund determined using the same valuation procedures referred to in Paragraph 2.1(a), by the net asset value of an Acquiring Fund share of the corresponding class, as set forth in Exhibit A, determined in accordance with Paragraph 2.1(b).

(d) All computations of value shall be made by the Target Fund's designated recordkeeping agent and shall be subject to review by the Acquiring
      Fund's recordkeeping agent and by each of the Target Fund's and Acquiring Fund's respective independent registered public accountants.

3.    CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on August 28, 2009 or such other date as the parties may agree with respect to any or all Reorganizations (the "CLOSING DATE"). All acts taking place at the closing of the Reorganizations ("CLOSING") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held by facsimile, email or such other communication means as the parties may reasonably agree.

3.2.  With respect to each Reorganization:

(a) The Trust or Advisor Trust, as appropriate, shall direct the custodian for the Target Fund ("CUSTODIAN"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Paragraphs 1.4(b) and 3.2(b) hereunder, the Assets shall have been delivered in proper form to the corresponding Acquiring Fund no later than as of the close of business on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

(b) The Target Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 ACT"), in which the Assets are deposited, the Target Fund's portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered by wire transfer of federal funds on the Closing Date. If, on the Closing
      Date, the Target Fund is unable to make delivery in the manner contemplated by this Paragraph of securities held by the Target Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the corresponding Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Paragraph with respect to said undelivered securities if the Target Fund has delivered to the Acquiring Fund or its custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers' confirmation slips.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the shares of each class of the Acquiring Fund to be issued to the Target Fund Shareholders, including names, addresses and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations (the "AML Documentation") and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Trust or Advisor Trust, as appropriate, shall direct Citi Fund Services Ohio, Inc., in its capacity as transfer agent for the Target Fund ("TRANSFER AGENT"), to deliver to Franklin Trust or Franklin NY Trust, as appropriate, at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date to the Secretary of the Target Fund, or provide other evidence satisfactory to the Trust that such Acquiring Fund shares have been credited to the Target Fund Shareholders' accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an "EXCHANGE") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust or Advisor Trust or, as applicable, Franklin Trust or Franklin NY Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

4.1. With respect to each Reorganization, the Trust or Advisor Trust, as applicable, on behalf of the Target Fund, represents and warrants to the corresponding Acquiring Fund, as follows:

(a) The Target Fund is duly organized as a series of the Trust or Advisor Trust, as appropriate, which is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's or Advisor Trust's Declaration of Trust, as amended from time to time, to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Trust or Advisor Trust, as appropriate, is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended ("1933 ACT"), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority ("FINRA") is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 ACT"), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, on the Closing Date, the Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

(f) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's or Advisor Trust's, as appropriate, or the Master Trust's, Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund, the Trust, the Advisor Trust or the Master Trust, is a party or by which it is bound;

(g) All material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate with respect to the Target Fund without liability to the Target Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, (i) no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Fund's knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund's financial condition or the conduct of its business, and (ii) without any special investigation or inquiry, to the knowledge of the portfolio managers of the Target Fund as identified in the Target Fund's prospectus (the "Target Fund Portfolio Managers"), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or threatened against any of the Target Fund's properties or assets, that, if adversely determined, would materially and adversely affect the Target Fund's financial condition or the conduct of its business. The Target Fund and, with respect to the Target Fund's properties or assets, the Target Fund Portfolio Managers, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The financial statements of the Target Fund as of and for the year ended October 31, 2008 have been audited by KPMG LLP, independent registered public accounting firm. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period ended April 30, 2009, are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied,
                                                 ----
      and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)   Since October 31, 2008,  there has not been any material  adverse  change in the Target Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph (j), a decline in net asset value per share of Target Fund shares due to declines in market values of securities held by the Target Fund, the discharge of the Target Fund's ordinary course liabilities, or the redemption of the Target Fund's shares by shareholders of the Target Fund shall not constitute a material adverse change;

(k) On the Closing Date, Trust or Advisor Trust, as appropriate, has duly and timely filed, on behalf of Target Fund, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Target Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Target Fund. On behalf of Target Fund, Trust or Advisor Trust, as appropriate, has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of Target Fund as of the close of business on the Closing Date will, to the extent required by GAAP, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Target Fund for any periods or fiscal years prior to and including the close of business on the Closing Date, including all Taxes imposed before or after the close of business on the Closing Date that are attributable to any such period or fiscal year. No return filed by Target Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "TAX" or "TAXES" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of Target Fund. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by it;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company ("RIC"), has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date. Consummation of the transactions contemplated by this Agreement will not cause the Target Fund to fail to be qualified as a RIC as of the Closing Date;

(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust or the Advisor Trust, as appropriate, and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in Paragraph 3.2(d). The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund's shares, except for the automatic conversion right of Class B shareholders of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund's prospectus and statement of additional information;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust or Advisor Trust, as appropriate, and subject to the approval of the shareholders of the Target Fund, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(o) The information to be furnished by the Target Fund for use in the Registration Statement and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p) The books and records of Target Fund, including, without limitation, FIN 48 work papers and supporting statements, made available to Acquiring Fund and/or its counsel and authorized agents are true and correct in all material respects and contain no material omissions with respect to the business and operations of Target Fund;

(q)   The  Trust  or  Advisor  Trust,   as   appropriate,   is  not  under  the
      jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(r) The Target Fund has no unamortized or unpaid organizational fees or expenses; and

(s) The Target Fund shall waive any contingent deferred sales charge to which Target Fund Shareholders holding Class B shares may be subject as a result of the Reorganization.

4.2. With respect to each Reorganization, the Franklin Trust or Franklin NY Trust, as appropriate, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Franklin Trust or Franklin NY Trust, as appropriate, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended from time to time, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Franklin Trust or the Franklin NY Trust, as appropriate, is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances that have been incurred in the ordinary course of business of the Acquiring Fund, including without limitation, those that have arisen under (i) the Term Asset-Backed Securities Loan Facility operated by the Federal Reserve Bank of New York or (ii) International Swaps and Derivatives Association, Inc. (ISDA) agreements, or as to which the Target Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of, as appropriate, the Franklin Trust's or Franklin NY Trust's Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund, the Franklin Trust or the Franklin NY Trust is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, (i) no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Fund's knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business, and (ii) without any special investigation or inquiry, to the knowledge of the portfolio managers of the Acquiring Fund as identified in the Acquiring Fund's prospectus (the "Acquiring Fund Portfolio Managers"), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or threatened against any of the Acquiring Fund's properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Acquiring Fund and, with respect to the Acquiring Fund's properties or assets, the Acquiring Fund Portfolio Managers, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The financial statements of the Acquiring Fund as of and for the year ended October 31, 2008 (if a series of Franklin Trust) or September 30, 2008 (if a series of Franklin NY Trust) have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Such statements, as well as the unaudited, semi-annual financial statements of the Acquiring Fund for the semi-annual period ended April 30, 2009 (if a series of Franklin Trust) or March 31, 2009 (if a series of Franklin NY Trust), are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Target
      Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since October 31, 2008 (if the Acquiring Fund is a series of Franklin Trust) or September 30, 2008 (if the Acquiring Fund is a series of Franklin NY Trust), there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Target Fund in writing. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund's shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund's ordinary course liabilities, or the redemption of the Acquiring Fund's shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j) On the Closing Date, it has duly and timely filed, on behalf of the Acquiring Fund, all Tax (as defined below) returns and reports
      (including information returns), which are required to be filed by such Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquiring Fund. On behalf of Acquiring Fund, Franklin Trust or Franklin NY Trust, as appropriate, has paid or made provision and properly accounted for all Taxes due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of Acquiring Fund as of the close of business on the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Acquiring Fund for any periods or fiscal years prior to and including the close of business on the Closing Date, including all Taxes imposed before or after the close of business on the Closing Date that are attributable to any such period or fiscal year. No return filed by Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of Acquiring Fund. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by it;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a RIC, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date. Consummation of the transactions contemplated by this Agreement will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing;

(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Franklin Trust and Franklin NY Trust, as appropriate, and, in every state where offered or sold, all offers and sales have been in compliance in all material respects with applicable registration requirements of the 1933 Act and state and District of Columbia securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares, except for the automatic conversion right of Class B shareholders of the Acquiring Fund to convert to Class A shares in accordance with the terms set forth in the Acquiring Fund's prospectus and statement of additional information;

(m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Franklin Trust or Franklin NY Trust, as appropriate, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, as set forth in Exhibit A, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and will be fully paid and non-assessable by the Acquiring Fund; and

(o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto, and, insofar as it relates to the Franklin Trust or Franklin NY Trust (as applicable) and the Acquiring Fund, the Registration Statement, and any amendment or supplement to the foregoing will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Target Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

(p) The Franklin Trust or Franklin NY Trust, as appropriate, is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses.

5.    COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.  With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business will include changes to the composition of the portfolio of the Target Fund in anticipation of the Reorganization and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Trust or Advisor Trust, as appropriate, will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. Trust and Advisor Trust, as appropriate, shall, through its Board of Trustees, recommend to the shareholders of Target Fund approval of this Agreement.

(c) The Target Fund covenants that the Class A, C and Advisor Acquiring Fund shares to be issued hereunder (as set forth in Exhibit A) are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund's shares.

(e) The Trust or Advisor Trust, as appropriate, will at the Closing (or, with respect to delivery of the tax basis of a Target Fund's investments to be transferred as provided in clause (1) below, will within five business days after the Closing Date in the case of CPFI Fund and IDFI Fund and within one business day after the Closing Date in the case of NYTFB Fund) provide the Acquiring Fund with (1) a statement of the respective tax basis of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement (the "TARGET
                                                                        -------
      FUND SHAREHOLDER DOCUMENTATION"), certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief, and (3) all FIN 48 work papers and supporting statements pertaining to the Target Fund (the "FIN 48 WORKPAPERS").

(f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g) As soon as is reasonably practicable after the Closing, the Target Fund will make a liquidating distribution to its shareholders consisting of the Class A, C and Advisor Acquiring Fund shares received at the Closing, as set forth in Paragraph 1.4(d) hereof.

(h) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

(i) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(j) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(k) As promptly as practicable, but in any case within sixty days after the Closing Date, each Target Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of such Target Fund for federal income tax purposes that will be carried over by such Acquiring Fund as a result of Section 381 of the Code, which will be reviewed by KPMG, LLP and certified by such Target Fund's President and Treasurer or Chief Financial Officer.

(l) It is the intention of the parties that the transaction will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization with the meaning of Section 368(a) of the Code.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at the Target Fund's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Acquiring Fund and the Franklin Trust or Franklin NY Trust, as appropriate, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Franklin Trust or Franklin NY Trust, as appropriate, shall have delivered to the Trust or Advisor Trust, as appropriate, on the Closing Date a certificate executed in its name by its Chief Executive Officer and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request;

(c) The Franklin Trust or Franklin NY Trust, as appropriate, and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Franklin Trust or Franklin NY Trust and the Acquiring Fund, on or before the Closing Date;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, C and Advisor shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Paragraph 1.4 hereto;

(e) The Trust or Advisor Trust, as appropriate, shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Franklin Trust or Franklin NY Trust, as appropriate, (which may rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Franklin Trust or Franklin NY Trust), dated as of the Closing Date, covering the following points:

                (i) The Franklin Trust or Franklin NY Trust, as appropriate, is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Funds' properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

                (ii) The Agreement has been duly authorized by the Franklin Trust or Franklin NY Trust, as appropriate, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Trust, Advisor Trust, as appropriate, Master Trust and HGAM, is a valid and binding obligation of the Franklin Trust or Franklin NY Trust, as appropriate, on behalf of the Acquiring Fund enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

                (iii)The Acquiring Fund shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by the Franklin Trust or Franklin NY Trust, as appropriate, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

                (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of, as appropriate, the Franklin Trust's or Franklin NY Trust's Agreement and Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Franklin Trust or Franklin NY Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Franklin Trust or Franklin NY Trust is a party or by which it is bound;

                (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Franklin Trust or Franklin NY Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

                (vi) The Franklin Trust or Franklin NY Trust, as appropriate, is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

                (vii)To the knowledge of such counsel, and except as otherwise disclosed to the Trust or Advisor Trust pursuant to Paragraph 4.2(g) hereunder, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Franklin Trust or Franklin NY Trust or the Acquiring Fund and neither the Franklin Trust or Franklin NY Trust, as appropriate, nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Trust or Advisor Trust, as appropriate, and the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Trust or Advisor Trust, as appropriate, on behalf of the Target Fund, shall have delivered to the Franklin Trust or Franklin NY Trust, as appropriate, on the Closing Date (i) a statement of the Target Fund's assets, together with a list of portfolio securities of the Target Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust or Advisor Trust, as appropriate, (ii) the Target Fund Shareholder Documentation, (iii) the AML Documentation and (iv) the FIN 48 Workpapers;

(c) The Trust or Advisor Trust, as appropriate, shall have delivered to the Franklin Trust or Franklin NY Trust, as appropriate, on the Closing Date a certificate executed in its name by its President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

(d) The Trust or Advisor Trust, as appropriate, and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust or Advisor Trust, as appropriate, and the Target Fund, on or before the Closing Date;

(e) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, C and Advisor shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Paragraph 1.4 hereto;

(f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders
      (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed;

(g) The Franklin Trust or Franklin NY Trust, as appropriate, shall have received on the Closing Date the opinion of Dechert LLP, counsel to the Trust or Advisor Trust, as appropriate, (which may rely on certificates of officers or Trustees of the Trust or Advisor Trust), covering the following points:

                (i) The Trust or Advisor Trust, as appropriate, is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of Target Fund's properties and assets, and to carry on its business, including that of the Target Fund, as presently conducted;

                (ii) The Agreement has been duly authorized by the Trust or Advisor Trust, as appropriate, on behalf of the Target Fund, and, assuming due authorization, execution and delivery of the Agreement by the Franklin Trust or Franklin NY Trust, as applicable, is a valid and binding obligation of the Trust or Advisor Trust, on behalf of the Target Fund, enforceable against the Trust or Advisor Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

               (iii) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of, as appropriate, the Trust's or Advisor Trust's Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust or Advisor Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Trust or Advisor Trust is a party or by which it is bound;

               (iv) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required to be obtained by the Trust or Advisor Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

               (v) The Trust or Advisor Trust, as appropriate, is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Target Fund, under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

              (vi) The outstanding shares of the Target Fund are registered under the 1933 Act, and such registration is in full force and effect; and

             (vii) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or Advisor Trust or Target Fund and neither the Trust or Advisor Trust nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

      With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement and the  transactions  contemplated  herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Trust's or Advisor Trust's, as appropriate, Declaration of Trust and By-Laws, applicable
Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Paragraph 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the Board of Trustees of the Trust and Advisor Trust, as appropriate, and Franklin Trust or Franklin NY Trust, as appropriate, and each party shall have delivered a copy to the other of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Paragraph 8.2;

8.3. On the Closing Date no action, suit or other proceeding shall be pending or, to, as applicable, the Trust's or Advisor Trust's and, as applicable, Franklin Trust or Franklin NY Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.6. Dechert LLP shall deliver an opinion addressed to the Trust or Advisor Trust, as applicable, and Franklin Trust or Franklin NY Trust, as applicable, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on circumstances existing at the time of Closing, Dechert LLP determines that the transaction contemplated by this Agreement does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the parties. Notwithstanding anything herein to the contrary, no party may waive the condition set forth in this Paragraph 8.6.

9.    BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Each of Franklin Advisers and HSBC agrees to bear or arrange for an entity under common ownership to bear the expenses relating to the Reorganizations, allocated among Franklin Advisers and HSBC as set forth in a Letter Agreement dated as of the date hereof. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation, printing and distribution of the Registration Statement, legal fees, accounting fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.   FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

      10.1.After the Closing of a Reorganization, Trust or Advisor Trust, as appropriate, shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Trust or Advisor Trust, as appropriate, with respect to the Target Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

      10.2.Notwithstanding the provisions of Paragraph 9 hereof, any expenses incurred by Trust, Advisor Trust or Target Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Target Fund.

11.   COOPERATION AND EXCHANGE OF INFORMATION

      Trust, Advisor Trust, Franklin Trust, and Franklin NY Trust will provide each other and their respective representatives with such cooperation, assistance and information as any of them reasonably may request of the others in filing any Tax returns, amended returns or claims for refunds, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods.

12.   INDEMNIFICATION

12.1. With respect to each Reorganization, the Franklin Trust or Franklin NY Trust, as appropriate, agrees to indemnify out of the assets of the Acquiring Fund and hold harmless the Trust or Advisor Trust, as appropriate, and, as appropriate, each of the Trust's or Advisor Trust's officers and Trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Trust or Advisor Trust, as appropriate, or any of its Trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Franklin Trust or Franklin NY Trust, as appropriate, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganizations.

12.2. With respect to each Reorganization, the Trust or Adviser Trust, as appropriate, agrees to indemnify and hold harmless the Franklin Trust or Franklin NY Trust, as appropriate, and, as appropriate, each of the Franklin Trust's or Franklin NY Trust's officers and Trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Franklin Trust or Franklin NY Trust, as appropriate, or any of its Trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Trust or Advisor Trust, as appropriate, of any of its representations, warranties, covenants or agreements set forth in this Agreement and provided that the obligation to so indemnify is limited as set forth in Paragraph 17.5 hereof. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganizations.

12.3. With respect to each Reorganization, HGAM agrees to indemnify and hold harmless the Franklin Trust or Franklin NY Trust, as appropriate, and, as appropriate, each of the Franklin Trust's or Franklin NY Trust's officers and Trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Franklin Trust or Franklin NY Trust or any of its Trustees or officers may become subject, insofar as (and only to the extent that) such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of the negligence or intentional misconduct by HGAM in performing its obligations as investment adviser or administrator, or by Halbis Capital Management (USA) Inc. in performing its obligations as sub-adviser, of the Target Funds. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganizations.

13.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

13.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

13.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

14.   TERMINATION

      This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by (i) mutual agreement of the parties; (ii) by either party to a Reorganization, if the Board of Trustees of the terminating party determines that it cannot permit the party to consummate the Reorganization in light of the Board of Trustees' fiduciary obligations to the party's shareholders;
(iii) by either party with respect to a Reorganization if the Closing of the Reorganization shall not have occurred on or before December 31, 2009, unless such date is extended by mutual agreement of the parties; or (iv) by either party with respect to a Reorganization if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void with respect to the Reorganization or Reorganizations terminated and there shall be no liability hereunder on the part of any party or their respective Trustees or Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive. This Agreement shall be terminated in its entirety if it is terminated with respect to all of the Reorganizations.

15.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that with respect to each Reorganization, following the meeting of the shareholders of the Target Fund called by the Trust, pursuant to Paragraph 5.1(b) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, C and Advisor Acquiring Fund shares to be issued to the Target Fund under this Agreement to the detriment of any or all Target Fund shareholders, without their further approval.

16.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

For the Trust, Advisor Trust, Master Trust and HGAM:

Richard A. Fabietti
HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018
Fax:  (212) 525-1032

With a copy to:

David J. Harris
Dechert LLP
1775 I Street, NW
Washington, DC 20006
Fax:  (202) 261-3333

For Franklin Trust, Franklin NY Trust and Franklin Advisers:

           Karen L. Skidmore
           Franklin Templeton Investments
           One Franklin Parkway
           San Mateo, CA  94403
           Fax: (650) 525-7141

           with a copy to:
           Bruce G. Leto
           Stradley Ronon Stevens & Young, LLP
           2600 One Commerce Square
           Philadelphia, PA  19103-7098
           Fax: (215) 564-8120


17.   HEADINGS;   GOVERNING  LAW;  COUNTERPARTS;   ASSIGNMENT;   LIMITATION  OF
      LIABILITY

17.1. The Article and Paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

17.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

17.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 12.3 and 9.2 hereof, shall bind only the property of the Target Funds or the Acquiring Funds as provided in the Declaration of Trust of the
Trust or Advisor Trust or the Agreement and Declaration of Trust of the Franklin Trust or Franklin NY Trust, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each of the Acquiring Funds and Target Funds.



FRANKLIN INVESTOR SECURITIES TRUST       HSBC INVESTOR FUNDS



By:                                      By:
---------------------------------        ---------------------------------
    Name:                                    Name:  Richard A. Fabietti
    Title:                                   Title: President


FRANKLIN NEW YORK TAX-FREE TRUST         HSBC ADVISOR FUNDS TRUST


By:
_________________________________        By:
    Name:                                _________________________________
    Title:                                   Name:  Richard A. Fabietti
                                             Title: President

FRANKLIN ADVISERS, INC.
                                         HSBC INVESTOR PORTFOLIOS
By:
_________________________________        By:
    Name:                                _________________________________
    Title:                                   Name:  Richard A. Fabietti
                                             Title: President

                                         HSBC GLOBAL ASSET MANAGEMENT
                                         (USA) INC.

                                         By:
                                         ---------------------------------
                                             Name:
                                             Title:


                                   EXHIBIT A
                           CHART OF REORGANIZATIONS

----------------------------------------------------------------------
ACQUIRING FUND                      CORRESPONDING TARGET FUND
----------------------------------------------------------------------
Franklin Total Return Fund          HSBC Investor Core Plus Fixed
                                    Income Fund (HSBC Investor Funds)
----------------------------------------------------------------------
    Class A                              Class A
----------------------------------------------------------------------
    Class A                              Class B
----------------------------------------------------------------------
    Class C                              Class C
----------------------------------------------------------------------
Franklin Total Return Fund          HSBC Investor Core Plus Fixed
                                    Income Fund (HSBC Advisor Funds
                                    Trust)
----------------------------------------------------------------------
    Advisor Class                        Class I
----------------------------------------------------------------------
Franklin Total Return Fund          HSBC Investor Intermediate
                                    Duration Fixed Income Fund
----------------------------------------------------------------------
    Class A                              Class A
----------------------------------------------------------------------
    Class A                              Class B
----------------------------------------------------------------------
    Class C                              Class C
----------------------------------------------------------------------
    Advisor Class                        Class I
----------------------------------------------------------------------

Franklin New York                   HSBC Investor New York Tax-Free
Intermediate-Term                   Bond Fund
Tax-Free Income Fund
----------------------------------------------------------------------
    Class A                              Class A
----------------------------------------------------------------------
    Class A                              Class B
----------------------------------------------------------------------
    Class C                              Class C
----------------------------------------------------------------------
    Advisor Class                        Class I
----------------------------------------------------------------------







                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT
                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

PROXY                                                                  PROXY


                    HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON AUGUST 27, 2009

The undersigned holder of shares of HSBC Investor New York Tax-Free Bond Fund ("New York Tax-Free Bond Fund"), a series of HSBC Investor Funds (the "Trust") hereby appoints Jennifer A. English and F. Martin Fox, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders to be held at the offices of Citi Fund Services Ohio, Inc., at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on August 27, 2009 at 10:00 a.m., Eastern Time and any and all adjournments thereof (the "Special Meeting"), and thereat to vote all shares which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the following instructions.

If more than one of the proxies, or their substitutes, are present at the Meeting or any adjournment thereof, they jointly (or, if only one is present and voting, then that one) shall have authority and may exercise all powers granted hereby.

The undersigned hereby acknowledges receipt of the accompanying Notice of Meeting and Proxy Statement for the Meeting to be held on August 27, 2009.

THIS PROXY IS SOLICITED ON BEHALF OF THE FUND'S BOARD OF TRUSTEES.

                    VOTE VIA THE TELEPHONE: 1-866-241-6192

                    999 9999 9999 999
                    Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.



                   ------------------------------------------------------------
                   Signature



                   ------------------------------------------------------------
                   Signature (if held jointly)


                   -----------------------------------------------------------
                   Date                                   HSBCNYT_20446_072109

                            (Please see reverse side)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

 IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE HSBC
            FUNDS SHAREHOLDER MEETING TO BE HELD ON AUGUST 27, 2009.



                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN ACCORDANCE WITH THE INSTRUCTIONS MARKED HEREON BY THE UNDERSIGNED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL DESCRIBED HEREIN AND, IN THE DISCRETION OF THE PROXIES, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.


                                                                          FOR   AGAINST   ABSTAIN
                                                                           []     []        []

PROPOSAL 3. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of substantially all of the assets of the HSBC Investor New York Tax-Free
            Bond Fund to the Franklin New York Intermediate-Term
            Tax-Free Income Fund (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and C and Advisor Class shares of beneficial interest of the Franklin New York Intermediate-
            Term Tax-Free Fund, and (ii) distribution of such shares to shareholders of the HSBC Investor New York Tax-Free
            Bond Fund in connection with its liquidation.


                              HSBCNYT2_20446_072109










                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 27, 2009

                                      FOR

                          FRANKLIN TOTAL RETURN FUND
                                      AND
           FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

               ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
                   HSBC INVESTOR CORE PLUS FIXED INCOME FUND
              HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR)
             HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND

                       BY AND IN EXCHANGE FOR SHARES OF
                          FRANKLIN TOTAL RETURN FUND

                                      AND

               ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
                   HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

                       BY AND IN EXCHANGE FOR SHARES OF
           FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of HSBC Investor Core Plus Fixed Income, HSBC Investor Core Plus Fixed Income (Advisor), HSBC Investor Intermediate Duration Fixed Income and HSBC Investor New-York Tax-Free Bond Funds (each a "Target Fund") by and in exchange for shares of Franklin Total Return and Franklin New York Intermediate-Term Tax-Free Income Funds (each an "Acquiring Fund") as indicated below:


-----------------------------------------------------------------------
TARGET FUND                             ACQUIRING FUND
-----------------------------------------------------------------------
HSBC Investor Core Plus Fixed Income    Franklin Total Return Fund
Fund (HSBC Investor Funds)
-----------------------------------------------------------------------
     Class A Shares                         Class A Shares
-----------------------------------------------------------------------
     Class B Shares                         Class A Shares
-----------------------------------------------------------------------
     Class C Shares                         Class C Shares
-----------------------------------------------------------------------

HSBC Investor Core Plus Fixed Income    Franklin Total Return Fund
Fund (HSBC Advisor Funds Trust)
-----------------------------------------------------------------------
     Class I Shares                         Advisor Class Shares
-----------------------------------------------------------------------
HSBC Investor Intermediate Duration     Franklin Total Return Fund
Fixed Income Fund
-----------------------------------------------------------------------
     Class A Shares                         Class A Shares
-----------------------------------------------------------------------
     Class B Shares                         Class A Shares
-----------------------------------------------------------------------
     Class C Shares                         Class C Shares
-----------------------------------------------------------------------
     Class I Shares                         Advisor Class Shares
-----------------------------------------------------------------------

HSBC Investor New York Tax-Free Bond    Franklin New York
Fund                                    Intermediate-Term Tax-Free
                                        Income Fund
-----------------------------------------------------------------------
     Class A Shares                         Class A Shares
-----------------------------------------------------------------------
     Class B Shares                         Class A Shares
-----------------------------------------------------------------------
     Class C Shares                         Class C Shares
-----------------------------------------------------------------------
     Class I Shares                         Advisor Class Shares
-----------------------------------------------------------------------

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1. Statement of Additional Information of Franklin Total Return Fund dated March 1, 2009 as previously filed via EDGAR is incorporated herein by reference to Franklin Investors Securities Trust's filing under Rule
     485(b)  [Accession No.  0000809707-09-000004]  filed February 26, 2009 and will be mailed to any shareholder who requests this SAI.
2.   Statement   of    Additional    Information    of   Franklin   New   York
     Intermediate-Term   Tax-Free   Income  Fund  dated  February  1,  2009  as
     previously filed via EDGAR is incorporated herein by reference to Franklin New York Tax-Free Trust's filing under Rule 485(b) [Accession No. 0000798523-09-000004] filed January 27, 2009 and will be mailed to any shareholder who requests this SAI.
3.   Supplement   dated  April  1,  2009,   to  the  Statement  of  Additional
     Information of Franklin Total Return Fund dated March 1, 2009, as previously filed via EDGAR is incorporated herein by reference to Franklin Investors Securities Trust's filing under Rule 497 [Accession No. 0000225375-09-000007] filed April 1, 2009 and will be mailed to any shareholder who requests this SAI.
4.   Supplement   dated  April  1,  2009,   to  the  Statement  of  Additional
     Information of Franklin New York Intermediate-Term Tax-Free Income Fund dated February 1, 2009, as previously filed via EDGAR is incorporated herein by reference to Franklin New York Tax-Free Trust's filing under Rule 497 [Accession No. 0000225375-09-000007] filed April 1, 2009 and will be mailed to any shareholder who requests this SAI.
5. Annual Report of Franklin Total Return Fund for the fiscal year ended October 31, 2008 as previously filed via EDGAR is incorporated herein by reference to Franklin Investors Securities Trust's Form N-CSR [Accession No. 0000809707-08-000049] filed December 31, 2008 and will be mailed to any shareholder who requests this SAI.
6. Annual Report of Franklin New York Intermediate-Term Tax-Free Income Fund for the fiscal year ended September 30, 2008 as previously filed via EDGAR is incorporated herein by reference to Franklin New York Tax-Free Trust's N-CSR [Accession No. 0000798523-08-000038] filed December 2, 2008 and will be mailed to any shareholder who requests this SAI.
7. Semi-Annual Report of Franklin Total Return Fund for the period ended April 30, 2009 as previously filed via EDGAR is incorporated herein by reference to Franklin Investors Securities Trust's Form N-CSR [Accession No. 0000809707-09-000019] filed June 29, 2009 and will be mailed to any shareholder who requests this SAI.
8. Semi-Annual Report of Franklin New York Intermediate-Term Tax-Free Income Fund for the period ended March 31, 2009 as previously filed via EDGAR is incorporated herein by reference to Franklin New York Tax-Free Trust's N-CSR [Accession No. Acc-no: 0000798523-09-000012] filed May 29, 2009 and will be mailed to any shareholder who requests this SAI.
9. Annual Report of HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor New-York Tax-Free Bond Fund for the fiscal year ended October 31, 2008 as previously filed via EDGAR is incorporated herein by reference to HSBC Investor Funds' N-CSR [Accession No. 0000930413-09-000202] filed January 9, 2009 and will be mailed to any shareholder who requests this SAI.
10. Annual Report of HSBC Investor Core Plus Fixed Income Fund for the fiscal year ended October 31, 2008 as previously filed via EDGAR is incorporated herein by reference to HSBC Advisor Funds Trust's N-CSR [Accession No. 0000930413-09-000200] filed January 9, 2009 and will be mailed to any shareholder who requests this SAI.
11. Semi-Annual Report of HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor
     New-York Tax-Free Bond Fund for the period ended April 30, 2009 as previously filed via EDGAR is incorporated herein by reference to HSBC Investor Funds' N-CSR [Accession No. 0000930413-09-003529] filed July 6, 2009 and will be mailed to any shareholder who requests this SAI.
12.  Semi-annual   Report  of  HSBC  Investor  Core  Plus  Fixed  Income  Fund
     (Advisor) for the period ended April 30, 2009 as previously filed via EDGAR is incorporated herein by reference to HSBC Advisor Funds Trust's N-CSR [Accession No. 0000930413-09-003527] filed July 6, 2009 and will be mailed to any shareholder who requests this SAI.


Pro Forma Financial Statements for the Franklin New York Intermediate-Term Tax-Free Income Fund are attached hereto as Appendix I.

Pro Forma  Financial  Statements for the  Reorganization  of each of the Target
Funds except the HSBC Investor New York Tax-Free Bond Fund into the corresponding Acquiring Funds required by Rule 11-01 of Regulation S-X have not been prepared and included in this Form N-14 are not included since, as of May 20, 2009 the net asset value of each such Target Fund did not exceed ten percent of its respective Acquiring Funds' net asset value.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated July 27, 2009, relating to the above-referenced transactions. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN(R) or by writing to the Acquiring Funds at P.O. Box 997151, Sacramento, CA 95899-7151.

APPENDIX I TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2009

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
HSBC NEW YORK TAX-FREE BOND FUND

PRO FORMA COMBINING STATEMENTS, MARCH 31, 2009
(UNAUDITED)

The following unaudited Pro Forma Combining Statements give effect to the proposed Reorganization, accounted as if the Reorganization had occurred as of April 1, 2008. Each Pro Forma Combining Statement has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined proxy statement/prospectus.

The unaudited Pro Forma Combining Statements should be read in conjunction with the historical financial statements and notes thereto of the HSBC New York Tax-Free Bond Fund and Franklin New York Intermediate-Term Tax-Free Income Fund which are incorporated by reference in this Statement of Additional Information. The Reorganization will be accounted for as a tax-free reorganization.


FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
HSBC NEW YORK TAX-FREE BOND FUND

CAPITALIZATION SCHEDULE


                                                                                               Franklin New York
                                 Franklin New York                                             Intermediate-Term
                                 Intermediate-Term       HSBC New York        Pro Forma      Tax-Free Income Fund
                               Tax-Free Income Fund   Tax-Free Bond Fund   Adjustments (1)    Pro Forma Combined
                                    (unaudited)           (unaudited)        (unaudited)          (unaudited)
                               --------------------   ------------------   ---------------   --------------------
ALL CLASSES:
   Net assets                      $350,775,531           $42,088,067                            $392,863,598
   Shares outstanding                32,973,456             3,934,895             20,667           36,929,018
CLASS A:
   Net assets                      $321,384,897           $23,258,382       $  3,916,092         $348,559,371
   Shares outstanding                30,215,834             2,174,452            379,540           32,769,826
   Net asset value per share       $      10.64           $     10.70                            $      10.64
CLASS B:
   Net assets                                             $ 3,916,092       $ (3,916,092)
   Shares outstanding                                         366,455           (366,455)
   Net asset value per share                              $     10.69
CLASS C:
   Net assets                      $ 29,093,667           $   477,309                            $ 29,570,976
   Shares outstanding                 2,729,706                44,482                294            2,774,482
   Net asset value per share       $      10.66           $     10.73                            $      10.66
CLASS I:
   Net assets                                             $14,436,284       $(14,436,284)
   Shares outstanding                                       1,349,506         (1,349,506)
   Net asset value per share                              $     10.70
ADVISOR CLASS:
   Net assets                      $    296,967                             $ 14,436,284         $ 14,733,251
   Shares outstanding                    27,916                                1,356,794            1,384,710
   Net asset value per share       $      10.64                                                  $      10.64

(1) HSBC New York Tax-Free Bond Fund's Class B will be acquired by Franklin New York Intermediate-Term Fund's Class A and HSBC New York Tax-Free Bond Fund's Class I will be acquired by Franklin New York Intermediate-Term Fund's Advisor Class.


FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
HSBC NEW YORK TAX-FREE BOND FUND

PRO FORMA COMBINING STATEMENTS OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                               FRANKLIN NEW YORK
                                                         FRANKLIN NEW YORK                                     INTERMEDIATE-TERM
                                                     INTERMEDIATE-TERM TAX-FREE       HSBC NEW YORK          TAX-FREE INCOME FUND
                                                            INCOME FUND             TAX-FREE BOND FUND        PRO FORMA COMBINED
                                                            (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
                                                    ---------------------------  -----------------------  --------------------------
                                                     PRINCIPAL                   PRINCIPAL                 PRINCIPAL
                                                       AMOUNT         VALUE        AMOUNT       VALUE        AMOUNT         VALUE
                                                    -----------   -------------  ---------   -----------  -----------   ------------
    MUNICIPAL BONDS 98.1%
    NEW YORK 88.7%
    Albany County Airport Authority Revenue,
       Series B, FSA Insured, 4.75%, 12/15/13       $ 1,850,000   $   1,876,326                           $ 1,850,000   $  1,876,326
    Albany IDA Civic Facility Revenue,
       Albany Medical Center Project, 5.75%,
          5/01/09                                       275,000         274,706                               275,000        274,706
       St. Peter's Hospital Project, Series A,
          5.75%, 11/15/22                             4,090,000       3,722,309                             4,090,000      3,722,309
       St. Rose Project, Series A, AMBAC Insured,
          Pre-Refunded, 5.00%, 7/01/12                  420,000         462,189                               420,000        462,189
    Amherst IDA Civic Facility Revenue,
       Mandatory Put 10/01/11, Refunding, Series
          A, Radian Insured, 4.20%, 10/01/31          4,145,000       4,062,349                             4,145,000      4,062,349
       University of Buffalo Foundation, Student
          Housing, Creekside Project, Series A,
          AMBAC Insured, 4.625%, 8/01/16              1,030,000       1,089,235                             1,030,000      1,089,235
    Bath Central School District GO,
       FSA Insured, Pre-Refunded, 5.10%, 6/15/13        775,000         782,394                               775,000        782,394
       Refunding, FGIC Insured, 4.00%, 6/15/19        1,850,000       1,855,975                             1,850,000      1,855,975
    Buffalo GO,
       Refunding, Series C, FGIC Insured, 5.25%,
          12/01/15                                    1,225,000       1,286,924                             1,225,000      1,286,924
       Series E, FSA Insured, Pre-Refunded,
          5.35%, 12/01/12                               880,000         917,682                               880,000        917,682
    Byram Hills Central School District GO, ETM,
       4.00%, 11/15/10                                1,375,000       1,446,665                             1,375,000      1,446,665
    Canisteo Central School District GO,
       Refunding, FSA Insured, 4.25%, 6/15/14         1,080,000       1,140,815                             1,080,000      1,140,815
    Clarence Central School District GO,
       Refunding, FSA Insured, 4.75%, 5/15/15         2,390,000       2,535,455                             2,390,000      2,535,455
    Connetquot Central School District Islip GO,
       Series B, FSA Insured, 4.40%, 6/15/16          1,000,000       1,027,070                             1,000,000      1,027,070
    Dansville Central School District GO,
       Refunding, Series B, FGIC Insured,
       4.25%, 6/15/11                                   930,000         984,712                               930,000        984,712
       4.35%, 6/15/12                                   870,000         933,049                               870,000        933,049
       4.45%, 6/15/13                                   995,000       1,059,655                               995,000      1,059,655
    Erie County GO,
       FGIC Insured, 4.70%, 11/01/12                    585,000         591,768                               585,000        591,768
       Public Improvement, Series A, FGIC Insured,
          5.625%, 10/01/12                            1,000,000       1,025,640                             1,000,000      1,025,640
    Erie County Water Authority Water Revenue,
       Refunding, 5.00%, 12/01/17                     1,935,000       2,173,218                             1,935,000      2,173,218
    Fayetteville-Manlius Central School District
       GO, Refunding, FGIC Insured, 4.50%,
       6/15/15                                        1,095,000       1,156,736                             1,095,000      1,156,736
    Fredonia Central School District GO, FGIC
       Insured, ETM, 4.125%, 6/01/09                  1,000,000       1,006,040                             1,000,000      1,006,040
    Guilderland Central School District,
       Refunding, Series A, FSA Insured, 4.00%,
       5/15/10                                        1,260,000       1,306,015                             1,260,000      1,306,015
    Harborfields Central School District
       Greenlawn GO, FSA Insured, Pre-Refunded,
       5.00%, 6/01/17                                 2,105,000       2,291,166                             2,105,000      2,291,166
    Highland Central School District GO,
       Refunding, FSA Insured, 4.125%, 6/15/16        1,080,000       1,119,442                             1,080,000      1,119,442
    Holland Patent Central School District GO,
       MBIA Insured, ETM, 4.25%,
       6/15/09                                        1,125,000       1,133,831                             1,125,000      1,133,831
       6/15/10                                        1,125,000       1,176,795                             1,125,000      1,176,795
    Huntington GO, Public Improvement, 4.20%,
       9/01/13                                        1,230,000       1,266,051                             1,230,000      1,266,051
    Islip Union Free School District No. 002 GO,
       Refunding, FGIC Insured, 5.00%, 7/01/18        2,215,000       2,381,789                             2,215,000      2,381,789
    Long Island Power Authority Electric System
       Revenue,
       General, Refunding, Series A, FGIC Insured,
          5.00%, 12/01/19                             5,000,000       5,160,550                             5,000,000      5,160,550
       Refunding, Series 8, AMBAC Insured, 5.25%,
          4/01/09                                     2,000,000       2,000,000                             2,000,000      2,000,000
    Long Island Power Authority Electrical
       Systems Revenue, 5.00%, 12/1/22, Callable
       12/1/16 @ 100                                                               500,000       499,720      500,000        499,720
    Madison County IDA Civic Facility Revenue,
       Morrisville State College Foundation,
       Series A, CIFG Insured, 5.00%, 6/01/15         1,000,000       1,082,440                             1,000,000      1,082,440
    Metropolitan Transportation Authority
       Revenue,
       5.50%, 1/1/19, (MBIA Insured), Callable
          7/1/12 @ 100                                                             480,000       495,058      480,000        495,058
       5.00%, 11/15/32, (FSA Insured), Callable
          11/15/12 @ 100                                                         1,625,000     1,570,270    1,625,000      1,570,270
    Middle Country Central School District at
       Centereach GO, FSA Insured, 4.75%, 6/01/17     1,650,000       1,694,946                             1,650,000      1,694,946
    Monroe County Airport Authority Revenue,
       5.63%, 1/1/10, AMT, (MBIA Insured)                                        1,240,000     1,261,018    1,240,000      1,261,018
       5.75%, 1/1/14, AMT, (MBIA Insured)                                          750,000       761,423      750,000        761,423
    Monroe County GO, Public Improvement, FGIC
       Insured, 4.30%, 3/01/13                        3,015,000       3,071,079                             3,015,000      3,071,079
    Montgomery Otsego Schoharie Counties Solid
       Waste Management Authority Revenue,
       Refunding, MBIA Insured, 4.00%, 1/01/13        1,920,000       2,057,107                             1,920,000      2,057,107
    MTA Service Contract Revenue, Refunding,
       Series A, 5.50%, 7/01/15                       5,000,000       5,468,250                             5,000,000      5,468,250
    MTA Transit Facilities Revenue,
       Series A, Pre-Refunded, 6.00%, 7/01/15         1,500,000       1,520,790                             1,500,000      1,520,790


       Series C, FSA Insured, Pre-Refunded, 4.75%,
          7/01/16                                     1,370,000       1,525,673                             1,370,000      1,525,673
       Series C, FSA Insured, Pre-Refunded, 4.75%,
          7/01/16                                       545,000         597,538                               545,000        597,538
    Nassau County GO, Refunding, Series A, FGIC
       Insured, 6.00%, 7/01/11                        1,000,000       1,090,560                             1,000,000      1,090,560
    Nassau County Interim Finance Authority
       Revenue, Sales Tax Secured, Refunding,
       Series H, AMBAC Insured, 5.25%, 11/15/17       1,500,000       1,653,645                             1,500,000      1,653,645
    Nassau Health Care Corp. Health System
       Revenue, Nassau County Guaranteed, FSA
       Insured, Pre-Refunded, 6.00%, 8/01/10          1,000,000       1,037,370                             1,000,000      1,037,370
    New York Bridge Authority Revenue, General,
       4.125%, 1/01/13                                4,000,000       4,200,600                             4,000,000      4,200,600
    New York City GO,
       5.00%, 8/1/14                                                               200,000       215,814      200,000        215,814
       5.00%, 8/1/15                                                               325,000       347,188      325,000        347,188
       5.00%, 8/1/17                                                               500,000       530,740      500,000        530,740
       Refunding, Series F, 5.25%, 8/01/13            1,095,000       1,147,823                             1,095,000      1,147,823
       Refunding, Series G, XLCA Insured, 5.50%,
          8/01/12                                     2,000,000       2,186,360                             2,000,000      2,186,360
       Series C, 5.00%, 8/1/16, (MBIA Insured),
          Callable 8/1/15 @ 100                                                    500,000       529,570      500,000        529,570
       Series E, 5.00%, 8/01/19                       3,000,000       3,109,380                             3,000,000      3,109,380
       Series H, 4.125%, 8/01/11                      1,560,000       1,625,567                             1,560,000      1,625,567
       Sub Series L-1, 5.00%, 4/01/23                10,000,000      10,050,300                            10,000,000     10,050,300
    New York City Health and Hospital Corp.
       Revenue, Health System,
       Refunding, Series A, AMBAC Insured, 4.60%,
          2/15/12                                     1,000,000       1,009,410                             1,000,000      1,009,410
       Series A, FSA Insured, 4.15%, 2/15/12            750,000         786,983                               750,000        786,983
       Series A, FSA Insured, 4.30%, 2/15/13          1,000,000       1,042,420                             1,000,000      1,042,420
    New York City Housing Development Corp.
       Revenue, 5.60%, 11/1/19, AMT, Callable
       11/1/09 @ 101                                                               100,000       101,442      100,000        101,442
    New York City IDA Civic Facility Revenue,
       Institute of International Education Inc.
          Project, 5.125%, 9/01/16                    2,320,000       2,416,187                             2,320,000      2,416,187
       USTA National Tennis Center, 5.00%,
          11/15/19, (FSA Insured), Callable 5/1/13
          @ 100                                                                  1,000,000     1,056,520    1,000,000      1,056,520
    New York City IDAR,
       Capital Appreciation, Yankee Stadium,
          Pilot, Assured Guaranty, zero cpn.,
          3/01/21                                    10,150,000       5,136,915                            10,150,000      5,136,915
       Queens Baseball Stadium, 5.00%, 1/1/18,
          (AMBAC Insured), Callable 1/1/17 @ 100                                   550,000       527,368      550,000        527,368
    New York City Municipal Water Finance
       Authority,
       5.13%, 6/15/30, Callable 6/15/18 @ 100                                    1,000,000       999,280    1,000,000        999,280
       5.00%, 6/15/34, Callable 6/15/13 @ 100                                    1,250,000     1,218,437    1,250,000      1,218,437
       5.00%, 6/15/36, Callable 12/15/14 @ 100                                   1,000,000       970,980    1,000,000        970,980
    New York City Transitional Finance Authority
       Building Aid Revenue,
       5.00%, 7/15/18, (FGIC Insured), Callable
          1/15/17 @ 100                                                            550,000       569,547      550,000        569,547
       5.00%, 7/15/36, (FGIC Insured), Callable
          1/15/17 @ 100                                                          1,000,000       943,150    1,000,000        943,150
       Fiscal 2009, Series S-3, 5.00%, 1/15/22       11,865,000      11,853,016                            11,865,000     11,853,016
    New York City Transitional Finance Authority
       Revenue,
       5.25%, 5/1/17, Callable 5/1/11 @ 100                                        400,000       424,844      400,000        424,844
       5.00%, 11/1/22, Callable 5/1/17 @ 100                                       160,000       166,774      160,000        166,774
       5.25%, 2/1/29, Callable 2/1/11 @ 100                                      1,540,000     1,594,870    1,540,000      1,594,870
       Future Tax Secured, Series A, 4.75%,
          11/15/13                                    1,000,000       1,012,860                             1,000,000      1,012,860
       Future Tax Secured, Series B, 4.75%,
          11/01/16                                    2,200,000       2,224,794                             2,200,000      2,224,794
       Future Tax Secured, Series B, Pre-Refunded,
          6.00%, 11/15/13                             1,000,000       1,071,690                             1,000,000      1,071,690
       sub. bond, Future Tax Secured, Refunding,
          Series B, 5.00%, 11/01/23                   5,000,000       5,208,850                             5,000,000      5,208,850
    New York Convention Center Development Corp.
       Revenue, Hotel Unit Fee Secured, AMBAC
       Insured, 5.00%, 11/15/20                       5,775,000       5,958,356                             5,775,000      5,958,356
    New York State Dormitory Authority Lease
       Revenue,
       Delaware Chenango Madison Otsego Board of
          Cooperative Education Services, XLCA
          Insured, 5.00%, 8/15/21                     5,340,000       5,650,094                             5,340,000      5,650,094
       State University Dormitory Facilities,
          Series A, Pre-Refunded, 5.50%, 7/01/12      1,815,000       1,946,660                             1,815,000      1,946,660
    New York State Dormitory Authority Revenue,
       Department of Health, 5.25%, 7/1/16,
          Callable 7/1/14 @ 100                                                    500,000       524,710      500,000        524,710
       Fashion Institute, 5.25%, 7/1/22, (FGIC
          Insured)                                                               1,250,000     1,259,400    1,250,000      1,259,400
       Master Boces PG, 5.25%, 8/15/19, (FSA
          Insured), Callable 8/15/12 @ 100                                       1,000,000     1,066,980    1,000,000      1,066,980
       Mental Health, 5.00%, 2/15/15, (FGIC
          Insured)                                                               1,245,000     1,315,405    1,245,000      1,315,405
       Mount St. Mary College, Radian Insured,
          4.00%, 7/01/12                              2,080,000       2,002,624                             2,080,000      2,002,624
       New York University, 5.50%, 7/1/18, (AMBAC
          Insured)                                                                 500,000       568,250      500,000        568,250
       NYSARC, Inc., 5.25%, 7/1/18, (FSA Insured),
          Callable 7/1/12 @ 101                                                  1,460,000     1,567,602    1,460,000      1,567,602
       Sloan Kettering Institute, 5.50%, 7/1/23,
          (MBIA Insured)                                                         1,300,000     1,395,823    1,300,000      1,395,823
       St. Johns University, 5.00%, 7/1/24, (MBIA
          Insured), Callable 7/1/17 @ 100                                        1,000,000     1,009,350    1,000,000      1,009,350
       State Personal Income Tax Revenue, 5.00%,
          3/15/23, Callable 3/15/15 @ 100                                        1,000,000     1,029,210    1,000,000      1,029,210
       Teachers College, MBIA Insured, 4.00%,
          7/01/12                                     1,000,000       1,077,870                             1,000,000      1,077,870
       University of Rochester, 5.00%, 7/1/22,
          Callable 1/1/17 @100                                                     500,000       504,440      500,000        504,440
    New York State Dormitory Authority Revenues,
       City University, Refunding, Series F, FGIC
          Insured, 5.75%, 7/01/09                       450,000         454,689                               450,000        454,689
       Department of Health, Refunding, Series 2,
          5.00%, 7/01/19                              3,740,000       3,800,027                             3,740,000      3,800,027


       Department of Health, Refunding, Sub Series
          2, FGIC Insured, 5.00%, 7/01/18             5,000,000       5,260,700                             5,000,000      5,260,700
       Hospital, Insured, Mortgage, Series A, FSA
          Insured, 5.25%, 8/15/15                     5,000,000       5,455,200                             5,000,000      5,455,200
       Hospital, Maimonides, MBIA Insured, 5.00%,
          8/01/17,                                    1,720,000       1,827,139                             1,720,000      1,827,139
       Hospital, Maimonides, MBIA Insured, 5.00%,
          8/01/19,                                    1,895,000       1,974,855                             1,895,000      1,974,855
       Mandatory Put 5/15/12, Refunding, Series B,
          5.25%, 11/15/23                             2,000,000       2,112,100                             2,000,000      2,112,100
       Montefiore Hospital, FGIC Insured, 5.00%,
          2/01/18                                     2,975,000       3,142,373                             2,975,000      3,142,373
       New York State Department of Health,
          Refunding, 5.25%, 7/01/17                   5,000,000       5,232,500                             5,000,000      5,232,500
       Non-State Supported Debt, Bishop Henry B.
          Hucles Nursing, 5.00%, 7/01/24              4,765,000       4,526,512                             4,765,000      4,526,512
       Non-State Supported Debt, Mount Sinai
          School Medical New York University,
          Refunding, MBIA Insured, 5.00%, 7/01/19     2,500,000       2,683,025                             2,500,000      2,683,025
       Non-State Supported Debt, Mount Sinai
          School Medical New York University,
          Refunding, MBIA Insured, 5.00%, 7/01/20     3,670,000       3,898,861                             3,670,000      3,898,861
       Non-State Supported Debt, Municipal Health
          Facilities, Lease, Refunding, Sub Series
          2-2, 5.00%, 1/15/21                         6,675,000       7,063,485                             6,675,000      7,063,485
       Non-State Supported Debt, New York
          University, Series A, AMBAC Insured,
          5.00%, 7/01/23                              2,000,000       2,077,880                             2,000,000      2,077,880
       Non-State Supported Debt, North Shore L.I.
          Jewish Obligation Group, Series A,
          5.00%, 5/01/23                              2,000,000       1,798,240                             2,000,000      1,798,240
       Non-State Supported Debt, School District
          Bond Financing Program, Series C,
          Assured Guaranty, 7.25%, 10/01/28           7,615,000       8,730,064                             7,615,000      8,730,064
(a)    Non-State Supported Debt, School Districts,
          Financing Program, Series A, Assured
          Guaranty, 5.00%, 10/01/24                   5,000,000       5,044,700                             5,000,000      5,044,700
       Office of General Services, MBIA Insured,
          Pre-Refunded, 5.00%, 4/01/18                2,000,000       2,020,000                             2,000,000      2,020,000
       Secured Hospital, Catskill Regional,
          Refunding, FGIC Insured, 5.25%, 2/15/18     2,300,000       2,465,048                             2,300,000      2,465,048
       St. John's University, Series A, MBIA
          Insured, 5.00%, 7/01/14                       750,000         800,468                               750,000        800,468
       State Supported Debt, FSA Insured, 5.00%,
          2/15/19                                     5,470,000       5,672,663                             5,470,000      5,672,663
       State Supported Debt, FSA Insured, 5.00%,
          2/15/20                                     3,500,000       3,594,640                             3,500,000      3,594,640
       State Supported Debt, FSA Insured, 5.00%,
          2/15/21                                     5,475,000       5,560,629                             5,475,000      5,560,629
       State Supported Debt, Lease, State
          University Dormitory Facilities, Series
          A, MBIA Insured, 5.00%, 7/01/21             1,980,000       2,009,898                             1,980,000      2,009,898
       State Supported Debt, Lease, State
          University Dormitory Facilities, Series
          A, MBIA Insured, 5.00%, 7/01/22             1,730,000       1,744,515                             1,730,000      1,744,515
       State University Educational Facilities,
          Third General Resolution, Refunding,
          Series A, MBIA Insured, 5.50%, 5/15/21      7,000,000       7,479,080                             7,000,000      7,479,080
       University of Rochester, Series A,
          Pre-Refunded, 5.25%, 7/01/21                  500,000         579,425                               500,000        579,425
    New York State Dormitory Authority State
       Personal Income Tax Revenue, Education,
       Series D, 5.00%, 3/15/14                       1,000,000       1,109,800                             1,000,000      1,109,800
    New York State Energy Research and
       Development Authority PCR, New York State
       Electric and Gas Corp. Project,
       MBIA Insured, 4.10%, 3/15/15                   2,000,000       2,015,260                             2,000,000      2,015,260
       Series B, MBIA Insured, 4.00%, 10/15/15        5,000,000       5,056,650                             5,000,000      5,056,650
       Series D, MBIA Insured, 4.10%, 12/01/15        2,000,000       2,024,020                             2,000,000      2,024,020
    New York State Environmental Facilities
       Corp.,
       5.70%, 1/15/14, Callable 7/15/09 @ 101                                      415,000       424,084      415,000        424,084
       5.70%, 1/15/14, Pre-refunded 7/15/09 @ 101                                   15,000        15,382       15,000         15,382
    New York State Environmental Facilities
       Corp. State Clean Water and Drinking
       Revenue, Revolving Funds, Series B,
       5.80%, 1/15/16                                 1,010,000       1,029,756                             1,010,000      1,029,756
       Pre-Refunded, 5.80%, 1/15/16                   1,490,000       1,527,980                             1,490,000      1,527,980
    New York State Mortgage Agency Revenue,
       5.60%, 10/1/14, AMT, Callable 9/1/09 @
       100.75                                                                    1,000,000     1,005,210    1,000,000      1,005,210
    New York State Municipal Bond Bank Revenue,
       5.50%, 12/1/12                                                              850,000       935,518      850,000        935,518
    New York State Thruway Authority General
       Revenue, Series F, AMBAC Insured, 5.00%,
       1/01/22                                        6,535,000       6,735,036                             6,535,000      6,735,036
    New York State Thruway Authority Highway and
       Bridge Trust Fund Revenue,
       General, Second, Refunding, Series B, AMBAC
          Insured, 5.00%, 4/01/21                     5,000,000       5,196,500                             5,000,000      5,196,500
       General, Second, Series B, 5.00%, 4/01/18      5,000,000       5,413,250                             5,000,000      5,413,250
       Series A, FSA Insured, 5.25%, 4/01/12          1,620,000       1,779,732                             1,620,000      1,779,732
    New York State Thruway Authority Revenue,
       Personal Income Tax Revenue, 5.00%,
          3/15/21, (MBIA Insured), Callable
          3/15/13 @ 100                                                            500,000       518,690      500,000        518,690
       Second General Highway & Bridge, 5.00%,
          4/1/22, (MBIA Insured), Callable 4/1/14
          @ 100                                                                  1,000,000     1,042,800    1,000,000      1,042,800
    New York State Urban Development Corp.
       Revenue,
       5.00%, 3/15/21, (FSA Insured), Callable
          3/15/15 @ 100                                                          1,000,000     1,054,350    1,000,000      1,054,350
       5.13%, 1/1/22, Callable 7/1/14 @ 100                                        885,000       897,735      885,000        897,735
       5.75%, 4/1/12                                                               500,000       551,410      500,000        551,410
       State Personal Income Tax, Series A-1,
          5.00%, 12/15/22                             1,500,000       1,587,345                             1,500,000      1,587,345
       State Personal Income Tax, Series A-1,
          5.00%, 12/15/23                             2,500,000       2,621,275                             2,500,000      2,621,275
       State Personal Income Tax, Series C-1,
          Empire State, 4.125%, 12/15/16              1,490,000       1,551,626                             1,490,000      1,551,626
       State Personal Income Tax, Series C-1,
          Empire State, 4.25%, 12/15/17               1,955,000       2,026,533                             1,955,000      2,026,533
    North Hempstead GO, FGIC Insured,
       Pre-Refunded, 6.00%, 7/15/14                   1,715,000       1,759,436                             1,715,000      1,759,436
    Olean City School District GO, Refunding,
       FGIC Insured, 4.375%, 6/15/17                  1,335,000       1,371,646                             1,335,000      1,371,646
    Onondaga County, Water Authority Revenue,
       5.00%,
       9/15/14, (FSA Insured), Callable 9/15/10 @
          101                                                                      300,000       317,367      300,000        317,367
       9/15/15, (FSA Insured), Callable 9/15/10 @
          101                                                                      665,000       702,007      665,000        702,007
    Port Authority of New York & New Jersey
       Revenue,
       5.00%, 9/1/27, Callable 9/1/13 @ 100                                        795,000       801,909      795,000        801,909
       5.38%, 3/1/28                                                             1,100,000     1,144,264    1,100,000      1,144,264
    Port Authority of New York & New Jersey
       Special Obligation Revenue, 5.75%,
       12/1/22, AMT, (MBIA Insured), Callable
       12/1/09 @ 101                                                               500,000       397,565      500,000        397,565


    Rochester GO,
       MBIA Insured, ETM, 4.125%, 2/15/10               520,000         536,739                               520,000        536,739
       Refunding, MBIA Insured, 4.125%, 2/15/10         490,000         502,402                               490,000        502,402
    Sales Tax Asset Receivable Corp. Revenue,
       Series A, MBIA Insured, 5.25%, 10/15/18        5,000,000       5,486,700                             5,000,000      5,486,700
    Saratoga Springs City School District GO,
       Series A, FSA Insured, 4.50%, 6/15/15          1,025,000       1,072,878                             1,025,000      1,072,878
    Schenectady Metroplex Development Authority
       Revenue, FGIC Insured, 4.50%, 9/15/21          1,720,000       1,746,987                             1,720,000      1,746,987
    Suffolk County Judicial Facilities Agency
       Service Agreement Revenue, John P.
       Cohalan Complex, AMBAC Insured,
       5.25%, 10/15/14                                1,435,000       1,468,608                             1,435,000      1,468,608
       5.00%, 4/15/16                                 1,000,000       1,019,690                             1,000,000      1,019,690
    Suffolk County, New York GO, 5.25%, 5/1/15,
       (FSA Insured)                                                               100,000       114,535      100,000        114,535
    Suffolk County Water Authority Waterworks
       Revenue, sub. lien, Refunding, MBIA
       Insured, 5.10%, 6/01/13                        2,000,000       2,241,220                             2,000,000      2,241,220
    Syracuse Industrial Development Agency
       Revenue, 5.00%, 1/1/36, AMT, (XLCA
       Insured), Callable 1/1/17 @ 100                                           1,000,000       793,850    1,000,000        793,850
    Tobacco Settlement Financing Corp., 5.50%,
       6/1/21, Callable 6/1/13 @ 100                                             1,000,000     1,008,690    1,000,000      1,008,690
    Tobacco Settlement Financing Corp. Revenue,
       Asset-Backed, Series A-1,
       5.10%, 6/01/19                                 5,000,000       5,083,100                             5,000,000      5,083,100
       AMBAC Insured, 5.25%, 6/01/21                  4,200,000       4,256,028                             4,200,000      4,256,028
    Upper Mohawk Valley Regional Water Finance
       Authority Water System Revenue, AMBAC
       Insured,
       5.75%, 4/01/20                                   165,000         170,701                               165,000        170,701
       Pre-Refunded, 5.75%, 4/01/20                     835,000         887,605                               835,000        887,605
    Webster, Central School District GO, 5.00%,
       6/15/14, (FSA Insured)                                                      500,000       560,460      500,000        560,460
    Western Nassau County Water Authority Water
       System Revenue, AMBAC Insured, 5.00%,
       5/01/19                                        1,525,000       1,602,318                             1,525,000      1,602,318
    Yonkers, New York, 5.00%, 12/1/14, (MBIA
       Insured)                                                                    750,000       754,800      750,000        754,800
    Yonkers GO, Series A, AMBAC Insured, 5.00%,
       12/15/14                                       1,795,000       1,893,743                             1,795,000      1,893,743
    Yorktown Central School District GO, MBIA
       Insured, Pre-Refunded, 4.625%, 6/15/18         1,890,000       1,944,356                             1,890,000      1,944,356
                                                                  -------------              -----------                ------------
                                                                    310,492,344               38,065,809                 348,558,153
                                                                  -------------              -----------                ------------
    U.S. TERRITORIES 9.4%
    PUERTO RICO 8.1%
    Puerto Rico Commonwealth, Highway &
       Transportation Authority Grant Antic
       Revenue, 5.00%, 9/15/17, (MBIA Insured),
       Callable 3/15/14 @ 100                                                    1,000,000     1,054,000    1,000,000      1,054,000
    Puerto Rico Commonwealth Aqueduct and Sewer
       Authority Revenue, Senior Lien, Series A,
       Assured Guaranty, 5.00%, 7/01/16               5,190,000       5,265,203                             5,190,000      5,265,203
    Puerto Rico Commonwealth GO, Public
       Improvement, Assured Guaranty Insured,
       5.25%, 7/01/18                                 1,820,000       1,849,156                             1,820,000      1,849,156
    Puerto Rico Commonwealth Highway and
       Transportation Authority Transportation
       Revenue, Refunding, Series N, Assured
       Guaranty, 5.50%, 7/01/21                       4,000,000       4,158,840                             4,000,000      4,158,840
    Puerto Rico Commonwealth Infrastructure
       Financing Authority Special Tax Revenue,
       Refunding, Series C, BHAC Insured, 5.50%,
       7/01/20                                       11,550,000      13,005,416                            11,550,000     13,005,416
    Puerto Rico Electric Power Authority Power
       Revenue, 5.25%, 7/1/22, (MBIA Insured)                                    1,000,000       894,900    1,000,000        894,900
    Puerto Rico Industrial Tourist Educational
       Medical and Environmental Control
       Facilities Financing Authority Revenue,
       Ana G. Mendez University System Project,
       5.00%,
       3/01/16                                        2,605,000       2,187,835                             2,605,000      2,187,835
       3/01/21                                        2,555,000       1,900,077                             2,555,000      1,900,077
    Puerto Rico Public Buildings Authority
       Revenue, 5.25%, 7/1/33, (Commonwealth
       Guaranteed),
       Callable 7/1/14 @ 100                                                       690,000       528,927      690,000        528,927
       Pre-refunded 7/1/14 @ 100                                                    10,000        11,271       10,000         11,271
    Puerto Rico Public Finance Corp. Revenue,
       5.25%, 8/1/29, (MBIA Insured), Callable
       7/1/10 @ 101                                                              1,000,000       974,310    1,000,000        974,310
                                                                  -------------              -----------                ------------
                                                                     28,366,527                3,463,408                  31,829,935
                                                                  -------------              -----------                ------------
    VIRGIN ISLANDS 1.3%
    Virgin Islands PFAR, Virgin Islands Matching
       Fund Loan Notes, senior lien, Refunding,
       Series A, 5.30%, 10/01/11                      3,000,000       3,007,620                             3,000,000      3,007,620
    Virgin Islands Water and Power Authority
       Electric System Revenue, Refunding,
       5.125%, 7/01/13                                1,775,000       1,759,203                             1,775,000      1,759,203
    Virgin Islands Water and Power Authority
       Water System Revenue, Refunding, 5.00%,
       7/01/09                                          200,000         198,496                               200,000        198,496
                                                                  -------------              -----------                ------------
                                                                      4,965,319                                            4,965,319
                                                                  -------------              -----------                ------------
    TOTAL U.S. TERRITORIES                                           33,331,846                3,463,408                  36,795,254
                                                                  -------------              -----------                ------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM
       INVESTMENTS (COST $383,678,598)                              343,824,190               41,529,217                 385,353,407
                                                                  -------------              -----------                ------------
    SHORT TERM INVESTMENTS 1.7%
    MUNICIPAL BONDS 1.6%
    NEW YORK 1.6%
(b) New York City IDAR, Liberty, One Bryant
       Park LLC, Series B, Daily VRDN and Put,
       0.35%, 11/01/39                                1,700,000       1,700,000                             1,700,000      1,700,000
(b) New York City Municipal Water Finance
       Authority Water and Sewer System Revenue,
       Refunding, Series B, Sub Series B-3, Daily
          VRDN and Put, 0.30%, 6/15/25                3,850,000       3,850,000                             3,850,000      3,850,000
       Second General Resolution, Refunding,
          Series CC, Sub Series CC-1, Daily VRDN
          and Put, 0.30%, 6/15/38                       800,000         800,000                               800,000        800,000
                                                                  -------------                                         ------------
                                                                      6,350,000                                            6,350,000
                                                                  -------------                                         ------------
    MUTUAL FUNDS 0.1%                                                               SHARES                     SHARES
(c) BlackRock Liquidity New York Money Fund,
       Portfolio Institutional Shares, 0.60%                                       216,189       216,189      216,189        216,189
(c) Northern Institutional Diversified Assets
       Portfolio, Shares Class, 0.46%                                                  530           530          530            530
                                                                                             -----------                ------------
                                                                                                 216,719                     216,719
                                                                                             -----------                ------------


    TOTAL SHORT TERM INVESTMENTS (COST
       $6,566,719)                                                    6,350,000                  216,719                   6,566,719
                                                                  -------------              -----------                ------------
    TOTAL INVESTMENTS (COST $390,245,317) 99.8%                     350,174,190               41,745,936                 391,920,126
    OTHER ASSETS, LESS LIABILITIES 0.2%                                 601,341                  342,131                     943,472
                                                                  -------------              -----------                ------------
    NET ASSETS 100.0%                                             $ 350,775,531              $42,088,067                $392,863,598
                                                                  =============              ===========                ============

FOOTNOTE LEGEND

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(c)  The rate shown is the annualized seven-day yield at period end.

ABBREVIATION LEGEND

AMBAC - American Municipal Bond Assurance Corp.
AMT - Interest on security is subject to federal alternative minimum tax BHAC - Berkshire Hathaway Housing Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
MBIA - Municipal Bond Investors Assurance Corp.
MTA - Metropolitan Transit Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
XLCA - XL Capital Assurance

See notes to Pro Forma combining statements


FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
HSBC NEW YORK TAX-FREE BOND FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2009 (UNAUDITED)

                                                                                                                     FRANKLIN
                                                                                                                      NEW YORK
                                                                                                                   INTERMEDIATE-
                                                               FRANKLIN NEW YORK                                   TERM TAX-FREE
                                                               INTERMEDIATE-TERM   HSBC NEW YORK                    INCOME FUND
                                                                TAX-FREE INCOME    TAX-FREE BOND     PRO FORMA       PRO FORMA
                                                                      FUND              FUND        ADJUSTMENTS       COMBINED
                                                                  (UNAUDITED)       (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                                               -----------------   --------------   ------------   --------------
Assets:
   Investments in securities:
      Cost                                                       $ 348,059,836     $ 42,185,481                    $  390,245,317
                                                                 =============     ============                    ==============
      Value                                                        350,174,190       41,745,936                       391,920,126
   Cash                                                                159,430               --                           159,430
   Receivables:
      Capital shares sold                                            1,730,004           93,168                         1,823,172
      Dividends                                                                             175                               175
      Interest                                                       4,573,392          514,474                         5,087,866
   Other Assets                                                            672            7,346                             8,018
                                                                 -------------     ------------                    --------------
         Total assets                                              356,637,688       42,361,099                       398,998,787
                                                                 -------------     ------------                    --------------
Liabilities:
   Payables:
      Investment securities purchased                                4,904,850               --                         4,904,850
      Capital shares redeemed                                          274,034           89,120                           363,154
      Affiliates                                                       235,963           18,509                           254,472
      Distributions to shareholders                                    384,540          133,968                           518,508
   Accrued expenses and other liabilities                               62,770           31,435                            94,205
                                                                 -------------     ------------                    --------------
         Total liabilities                                           5,862,157          273,032                         6,135,189
                                                                 -------------     ------------                    --------------
            Net assets, at value                                 $ 350,775,531     $ 42,088,067                    $  392,863,598
                                                                 =============     ============                    ==============
Net assets consist of:
   Paid-in-capital                                               $ 353,522,016     $ 42,513,465                       396,035,481
   Undistributed net investment income (distributions in
      excess of net investment income)                                 (68,041)             295                           (67,746)
   Net unrealized appreciation (depreciation)                        2,114,354         (439,545)                        1,674,809
   Accumulated net realized gain (loss)                             (4,792,798)          13,852                        (4,778,946)
                                                                 -------------     ------------                    --------------
         Net assets, at value                                    $ 350,775,531     $ 42,088,067                    $  392,863,598
                                                                 =============     ============                    ==============
CLASS A:
   Net assets, at value(a)                                       $ 321,384,897     $ 23,258,382     $  3,916,092   $  348,559,371
                                                                 =============     ============     ============   ==============
   Shares outstanding(a)                                            30,215,834        2,174,452          379,540       32,769,826
                                                                 =============     ============     ============   ==============
   Net asset value per share(b)                                  $       10.64     $      10.70                    $        10.64
                                                                 =============     ============                    ==============
   Maximum offering price per share (net asset value share /
      97.75% and 95.25%, respectively)                           $       10.88     $      11.23                    $        10.88
                                                                 =============     ============                    ==============
CLASS B:
   Net assets, at value(a)                                                  --     $  3,916,092     $ (3,916,092)              --
                                                                 =============     ============     ============   ==============
   Shares outstanding(a)                                                    --          366,455         (366,455)              --
                                                                 =============     ============     ============   ==============
   Net asset value and maximum offering price per share(b)                  --     $      10.69                                --
                                                                 =============     ============                    ==============
CLASS C:
   Net assets, at value(a)                                       $  29,093,667     $    477,309                    $   29,570,976
                                                                 =============     ============                    ==============
   Shares outstanding(a)                                             2,729,706           44,482              294        2,774,482
                                                                 =============     ============     ============   ==============
   Net asset value and maximum offering price per share(b)       $       10.66     $      10.73                    $        10.66
                                                                 =============     ============                    ==============
CLASS I:
   Net assets, at value(a)                                                  --     $ 14,436,284     $(14,436,284)              --
                                                                 =============     ============     ============   ==============
   Shares outstanding(a)                                                    --        1,349,506       (1,349,506)              --
                                                                 =============     ============     ============   ==============
   Net asset value and maximum offering price per share                     --     $      10.70                                --
                                                                 =============     ============                    ==============
ADVISOR CLASS:
   Net assets, at value(a)                                       $     296,967               --     $ 14,436,284   $   14,733,251
                                                                 =============     ============     ============   ==============
   Shares outstanding(a)                                                27,916               --        1,356,794        1,384,710
                                                                 =============     ============     ============   ==============
   Net asset value and maximum offering price per share          $       10.64               --                    $        10.64
                                                                 =============     ============                    ==============

(a)  See note 2 in the accompanying notes to Pro Forma combining statements.

(b) Redemption price is equal to the net asset value less contingent sales charges, if applicable.

See notes to Pro Forma combining statements


FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
HSBC NEW YORK TAX-FREE BOND FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2009 (UNAUDITED)

                                                                                                                 FRANKLIN NEW YORK
                                                             FRANKLIN NEW YORK                                   INTERMEDIATE-TERM
                                                             INTERMEDIATE-TERM   HSBC NEW YORK                    TAX-FREE INCOME
                                                             TAX-FREE INCOME     TAX-FREE BOND    PRO FORMA        FUND PRO FORMA
                                                                    FUND              FUND       ADJUSTMENTS          COMBINED
                                                                (UNAUDITED)       (UNAUDITED)    (UNAUDITED)        (UNAUDITED)
                                                             -----------------   -------------   -----------     -----------------
Investment Income:
   Dividends                                                    $        --       $ 2,284,729    $        --      $ 2,284,729
   Interest                                                      14,663,520            18,841                      14,682,361
                                                                -----------       -----------    -----------      -----------
         Total investment income                                 14,663,520         2,303,570                      16,967,090
                                                                -----------       -----------    -----------      -----------
Expenses:
   Management fees                                                1,764,907           127,888         94,683(a)     1,987,478
   Administration                                                                      19,841        (19,841)(b)
   Distribution fees:
      Class A                                                       301,061                           47,415(c)       348,476
      Class B                                                            --            38,955        (38,955)(b)
      Class C                                                       124,003             3,712           (350)(c)      127,365
   Transfer agent fees                                              167,045           140,965       (111,954)(c)      196,056
   Custodian fees                                                     4,930             3,651         (2,999)(c)        5,582
   Reports to shareholders                                           27,318            17,820        (16,370)(c)       28,768
   Registration and filing fees                                      39,777             4,311                          44,088
   Professional fees                                                 32,587            73,404        (70,145)(c)       35,846
   Trustees' fees and expenses                                       24,082             1,558         (1,558)(c)       24,082
   Other                                                             51,737            13,341        (13,341)(c)       51,737
                                                                -----------       -----------    -----------      -----------
         Total expense                                            2,537,447           445,446       (133,415)       2,849,478
                                                                -----------       -----------    -----------      -----------
            Net investment income                                12,126,073         1,858,124        133,415       14,117,612
                                                                -----------       -----------    -----------      -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments                     (2,679,847)          138,625                      (2,541,222)
   Net change in unrealized appreciation (depreciation) on
      investments                                                (1,737,030)       (1,420,461)                     (3,157,491)
                                                                -----------       -----------    -----------      -----------
Net realized and unrealized gain (loss)                          (4,416,877)       (1,281,836)                     (5,698,713)
                                                                -----------       -----------    -----------      -----------
Net increase (decrease) in net assets resulting from
   operations                                                   $ 7,709,196       $   576,288    $   133,415      $ 8,418,899
                                                                ===========       ===========    ===========      ===========

(a)  Reflects increase in expense due to increase in average net assets.
(b)  Pro Forma adjustment for removal of expense.
(c) Reflects elimination of duplicative expenses and economies of scale as a result of the proposed Reorganization.

See notes to Pro Forma combining statements



NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1. BASIS OF REORGANIZATION

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Plan") by the shareholders of the HSBC New York Tax-Free Bond Fund, the Franklin New York Intermediate-Term Tax-Free Income Fund will acquire substantially all the assets of the HSBC New York Tax-Free Bond Fund (subject to the retention of certain assets to discharge liabilities) in exchange for Class A, C and Advisor Class shares of beneficial interest of the Franklin New York Intermediate-Term Tax-Free Income Fund and the distribution of such shares to shareholders of the HSBC New York Tax-Free Bond Fund in connection with its liquidation. The Reorganization will be accounted for by the method of accounting for tax-free business combinations of investment companies. The accompanying Pro Forma Combining Statements are presented to show the effect of the proposed Reorganization as if such Reorganization had occurred on April 1, 2008. The Pro Forma Combining Statement of Assets and Liabilities and Statement of Investments for the HSBC New York Tax-Free Bond Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund have been combined to reflect balances as of March 31, 2009. The Pro Forma Combining Statement of Operations for the HSBC New York Tax-Free Bond Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund have been combined to reflect twelve months ended March 31, 2009. The Pro Forma Combining Statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

The funds will not be responsible for any of the expenses associated with the Reorganization. Franklin Advisers, Inc. and AMUS have agreed to bear or arrange for an entity under common ownership to bear expenses incurred in connection with the Reorganizations, including legal, accounting, printing, proxy solicitation and similar expenses.

2. SHARES OF BENEFICIAL INTEREST

The number of Class A shares issued was calculated by dividing the Class A and Class B net assets of the HSBC New York Tax-Free Bond Fund at March 31, 2009 by the Class A net asset value per share of the Franklin New York Intermediate-Term Tax-Free Income Fund at March 31, 2009.

The number of Class C shares issued was calculated by dividing the Class C net assets of the HSBC New York Tax- Free Bond Fund at March 31, 2009 by the Class C net asset value per share of the Franklin New York Intermediate-Term Tax-Free Income Fund at March 31, 2009.

The number of Advisor Class shares issued was calculated by dividing the Class I net assets of the HSBC New York Tax-Free Bond Fund at March 31, 2009 by the Advisor Class net asset value per share of the Franklin New York
Intermediate-Term Tax-Free Income Fund at March 31, 2009.

At the actual closing of the Reorganization, shareholders of the HSBC New York Tax-Free Bond Fund will receive shares of the Franklin New York Intermediate-Term Tax-Free Income Fund based on the relative net asset values of the Fund as of 1:00 p.m., Pacific Time, on the Closing Date. The actual exchange ratios may be higher or lower than those used in these pro forma statements.

3. INVESTMENT RESTRICTIONS

None of the securities held by the HSBC New York Tax-Free Bond Fund as of the Closing Date will violate the investment restrictions of the Franklin New York Intermediate-Term Tax-Free Income Fund.

4. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

5. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Franklin New York Tax-Free Trust (the "Trust") may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

Investments in open-end mutual funds are valued at the closing net asset value.

6. FAIR VALUE MEASUREMENTS

The Franklin New York Intermediate-Term Tax-Free Income Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on October 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Franklin New York Intermediate-Term Tax-Free Income Fund has determined that the implementation of SFAS 157 did not have a material impact on the its financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Franklin New York Intermediate-Term Tax-Free Income Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Franklin New York Intermediate- Term Tax-Free Income Fund's assets and liabilities carried at fair value:


                                Level 1      Level 2     Level 3       Total
                               --------   ------------   -------   ------------

Assets:
   Investments in Securities   $216,719   $319,703,407     $--     $391,920,126







                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.

The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A indicated below, except as noted:

(1)  Copies of the charter of the Registrant as now in effect.

(a) Agreement and Declaration of Trust of Franklin New York Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006
     Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
     File No. 033-07785
     Filing Date: January 28, 2008

(b) Certificate of Trust of Franklin New York Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006
     Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
     File No.  033-07785
     Filing Date:  January 28, 2008

(c) Amendment dated October 21, 2008 to Agreement and Declaration of Trust dated October 18, 2006
     Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
     File No. 033-07785
     Filing Date:
     November 24, 2008

(2) Copies of the existing by-laws or corresponding instruments of the Registrant.

(a) By-Laws of Franklin New York Tax-Free Trust, a Delaware Statutory Trust, effective as of October 18, 2006
     Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
     File No.  033-07785
     Filing Date:  January 28, 2008

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

     Not Applicable.

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

     Form of Agreement and Plan of Reorganization is filed herewith as Attachment II to Part A of this Registration Statement.

(5) Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

     Not Applicable.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

(a) Investment Management Agreement between Registrant on behalf of Franklin New York Insured Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Tax-Exempt Money Fund and Franklin Advisers, Inc., dated February 1, 2008
     Filing: Post-Effective Amendment No. 30 to Registration Statement on
     Form N-1A
     File No. 033-07785
     Filing Date: January 27, 2009

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

(a) Distribution Agreements between Registrant and Franklin/Templeton Distributors Inc. dated February 1, 2008
     Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
     File No.  033-07785
     Filing Date:  January 27, 2009

(b) Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
     Filing: Post-Effective Amendment No. 28 to Registration Statement on
     Form N-1A
     File No.  033-07785
     Filing Date:  January 28, 2008

(c) Amendment dated May 15, 2006 to Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers
     Filing:Post-Effective Amendment No. 28 to Registration Statement on
     Form N-1A
     File No. 033-07785
     Filing Date: January 28, 2008

(8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

     Not Applicable.

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the Registrant, including the schedule of remuneration.

(a) Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
     Filing: Post-Effective Amendment No. 17 to Registration Statement on
     Form N-1A
     File No. 033-07785
     Filing Date: March 1, 1999

(b) Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
     Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
     File No.  033-07785
     Filing Date:  February 23, 1998

(c) Amendment dated February 27, 1998 to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
     Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
     File No.  033-07785
     Filing Date:  March 1, 1999

(d) Amendment dated February 11, 2009, to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
     Filing:  Registration Statement on Form N-14
     File No.  333-160119
     Filing Date:  June 19, 2009

(e) Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
     Filing: Post-Effective Amendment No. 17 toRegistration Statement on
     Form N-1A
     File No. 033-07785
     Filing Date: March 1, 1999

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan.

(a) Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin New York Intermediate-Term Tax-Free Income Fund dated February 1, 2008
     Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
     File No.  033-07785
     Filing Date:  January 27, 2009

(b) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin New York Insured Tax-Free Fund and Franklin New York Intermediate-Term Tax-Free Income Fund dated February 1, 2008
     Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
     File No. 033-07785
     Filing Date: January 27, 2009

(c) Multiple Class Plan on behalf of Franklin New York Intermediate-Term Tax-Free Income Fund dated October 16, 2007
     Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
     File No.  033-07785
     Filing Date:  November 24, 2008

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)  Opinion and Consent of Counsel dated June 17, 2009
     Filing: Registration Statement on Form N-14
     File No.  333-160119
     Filing Date:  June 19, 2009

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

      (a) Opinion and Consent of Counsel to be filed by Post-Effective Amendment to this Registration Statement on Form N-14

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.

(a) Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated March 1, 2008, as amended November 1, 2008
     Filing: Post-Effective Amendment No. 30 to Registration Statement on
     Form N-1A
     File No. 033-07785
     Filing Date: January 27, 2009

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by
     Section 7 of the 1933 Act [15 U.S.C. 77g].

(a) Consent of Independent Registered Public Accounting Firm dated June 15, 2009 for the Target Funds
     Filing: Registration Statement on Form N-14
     File No.  333-160119
     Filing Date:  June 19, 2009

(b) Consent of Independent Registered Public Accounting Firm dated July 24, 2009 for the Acquiring Funds filed herewith

(15) All financial statements omitted pursuant to Item 14(a)(l).

     Not Applicable.

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

(a) Powers of Attorney dated May 19, 2009 for Franklin New York Tax-Free Trust, a Delaware Statutory Trust
     Filing: Registration Statement on Form N-14
     File No.  333-160119
     Filing Date:  June 19, 2009

(17) Any additional exhibits which the registrant may wish to file.

     Not Applicable.

ITEM 17.  UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.





                                  Exhibit Index

14(b) Consent of Independent Registered Public Accounting Firm dated
      July 24, 2009 for the Acquiring Funds







                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo and the State of California on the 24th day of July, 2009.

                                         FRANKLIN NEW YORK TAX-FREE TRUST
                                         --------------------------------
                                         (Registrant)

                                         By:/s/ David P. Goss
                                            -----------------------------
                                            David P. Goss
                                            Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                      Chief Executive Officer-
------------------------------               Investment Management
Rupert H. Johnson, Jr.                       Dated: July 24, 2009

/s/LAURA F. FERGERSON                        Chief Executive Officer-Finance
------------------------------               and Administration
Laura F. Fergerson                           Dated: July 24, 2009

/s/GASTON GARDEY                             Chief Financial Officer and
-----------------------------                Chief Accounting Officer
Gaston Gardey                                Dated: July 24, 2009

HARRIS J. ASHTON*                             Trustee
------------------------------
Harris J. Ashton                              Dated: July 24, 2009

ROBERT F. CARLSON*                            Trustee
------------------------------
Robert F. Carlson                             Dated: July 24, 2009

SAM GINN*                                     Trustee
------------------------------
Sam Ginn                                      Dated: July 24, 2009

EDITH E. HOLIDAY*                             Trustee
------------------------------
Edith E. Holiday                              Dated: July 24, 2009

CHARLES B. JOHNSON*                           Trustee
------------------------------
Charles B. Johnson                            Dated: July 24, 2009

GREGORY E. JOHNSON, JR.*                      Trustee
------------------------------
Gregory E. Johnson, Jr.                       Dated: July 24, 2009

FRANK W.T. LAHAYE*                            Trustee
------------------------------
Frank W.T. LaHaye                             Dated: July 24, 2009

FRANK A. OLSON*                               Trustee
------------------------------
Frank A. Olson                                Dated: July 24, 2009

LARRY D. THOMPSON*                            Trustee
------------------------------
Larry D. Thompson                             Dated: July 24, 2009

JOHN B. WILSON*                               Trustee
-------------------------------
John B. Wilson                                Dated: July 24, 2009




*By: /s/DAVID P. GOSS
    ---------------------------------
    David P. Goss
    Attorney-in-Fact (Pursuant to Powers of Attorney previously filed)